UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2023

Item 1.

Reports to Stockholders

Fidelity® Nasdaq Composite Index® Fund

Annual Report
November 30, 2023

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"Nasdaq®, Nasdaq Composite Index®, Nasdaq Composite®,  and The Nasdaq Stock Market®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by Fidelity. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed,sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended November 30, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity® Nasdaq Composite Index® Fund	25.51%	15.24%	14.42%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Nasdaq Composite Index® Fund on November 30, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Nasdaq Composite Index® performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 13.84% for the 12 months ending November 30, 2023, according to the S&P 500® index, as a slowing in the pace of inflation and a resilient U.S. economy provided a favorable backdrop for higher-risk assets for much of 2023. After returning -18.11% in 2022, the index's upturn was mostly driven by a narrow set of companies in the information technology and communication services sectors, largely due to excitement for generative artificial intelligence. Monetary tightening by the U.S. Federal Reserve continued until late July, when the Fed said it was too soon to tell if its latest hike would conclude a series of increases aimed at cooling the economy and bringing down inflation. Since March 2022, the Fed has raised its benchmark interest rate 11 times before pausing and twice deciding to hold rates at a 22-year high while it observes the effect on inflation and the economy. After the Fed's November 1 meeting, when the central bank hinted it might be done raising rates, the S&P 500® reversed a three-month decline that was due to soaring yields on longer-term government bonds and mixed earnings from some big and influential firms. Favorable data on inflation provided a further boost and the index rose 9.13% in November. By sector for the full 12 months, information technology (+41%) and communications services (+37%) led the way, followed by consumer discretionary (+20%). In contrast, the defensive-oriented utilities (-9%) and consumer staples (-5%) sectors lagged most the past 12 months.
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending November 30, 2023, the fund gained 25.51%, versus 25.13% for the benchmark NASDAQ Composite Index. By sector, information technology gained 41% and contributed most. Communication services stocks also helped, gaining 39%. The consumer discretionary sector rose 28%, boosted by the consumer discretionary distribution & retail industry (+41%). Other notable contributors included the real estate (+5%), industrials (+1%) and energy (+2%) sectors. Conversely, health care returned -8% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-9%). Financials (-4%) also hurt, hampered by the banks industry (-23%). Other detractors were the consumer staples (-1%) sector, hampered by the food, beverage & tobacco industry (-2%), and the utilities (-4%) sector. Turning to individual stocks, the biggest contributor was Microsoft (+50%), from the software & services group. Nvidia (+177%), a stock in the semiconductors & semiconductor equipment industry, helped. Apple (+29%), from the technology hardware & equipment group, also lifted the fund. Amazon.com (+51%), from the consumer discretionary distribution & retail group, also helped. Lastly, in media & entertainment, Meta Platforms gained 177%. In contrast, the biggest individual detractor was Moderna (-56%), from the pharmaceuticals, biotechnology & life sciences category. Also in pharmaceuticals, biotechnology & life sciences, Illumina (-53%) hurt. Enphase Energy (-68%) and Texas Instruments (-13%), within the semiconductors & semiconductor equipment group, also hurt the fund's performance. Lastly, PayPal Holdings, within the financial services group, returned roughly -26% and hindered the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary November 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	12.8
Microsoft Corp.	12.2
Amazon.com, Inc.	6.5
NVIDIA Corp.	5.0
Alphabet, Inc. Class A	3.4
Alphabet, Inc. Class C	3.4
Tesla, Inc.	3.3
Meta Platforms, Inc. Class A	3.1
Broadcom, Inc.	1.7
Adobe, Inc.	1.2
52.6

Market Sectors (% of Fund's net assets)

Information Technology	47.4
Consumer Discretionary	14.9
Communication Services	14.2
Health Care	7.2
Industrials	4.4
Consumer Staples	4.0
Financials	3.9
Materials	1.1
Real Estate	1.0
Utilities	0.8
Energy	0.7

Asset Allocation (% of Fund's net assets)

Futures - 0.4%

Schedule of Investments November 30, 2023
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 14.2%
Diversified Telecommunication Services - 0.1%
Anterix, Inc. (a)	15,055	492,299
AST SpaceMobile, Inc. (a)(b)	51,510	249,824
ATN International, Inc.	9,505	289,332
Bandwidth, Inc. (a)	15,411	169,213
Charge Enterprises, Inc. (a)	120,637	20,098
Cogent Communications Group, Inc.	27,053	1,727,605
Consolidated Communications Holdings, Inc. (a)	76,045	326,994
Cuentas, Inc. (a)(b)	515	654
EchoStar Holding Corp. Class A (a)	23,662	247,741
Frontier Communications Parent, Inc. (a)(b)	143,303	3,136,903
GCI Liberty, Inc. Class A (c)	58,891	1
Iridium Communications, Inc.	74,721	2,846,870
Liberty Global Ltd.:
Class A	86,386	1,382,176
Class B	327	5,526
Class C	163,631	2,755,546
Liberty Latin America Ltd.:
Class A (a)	1,495	10,121
Class C (a)	122,845	839,031
Nextplat Corp. (a)(b)	37,686	57,660
Shenandoah Telecommunications Co.	28,888	643,336
Sify Technologies Ltd. sponsored ADR (a)(b)	13,702	20,279
Telesat Corp. (a)	8,088	88,240
		15,309,449
Entertainment - 1.6%
Anghami, Inc. (a)(b)	21,354	50,823
Atlanta Braves Holdings, Inc.	19,853	713,715
Atlanta Braves Holdings, Inc. Class A	14,692	592,822
Bilibili, Inc. ADR (a)(b)	72,099	816,882
Blue Hat Interactive Entertainment Technology (a)(b)	12,770	13,664
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	4,574	1,278
Cineverse Corp. (a)(b)	4,047	4,816
CuriosityStream, Inc. Class A (a)	14,288	9,860
Dolphin Entertainment, Inc. (a)(b)	1,963	3,082
DoubleDown Interactive Co. Ltd. ADR (a)	2,770	22,160
DouYu International Holdings Ltd. ADR (a)(b)	98,371	69,086
Electronic Arts, Inc.	157,879	21,788,881
Gaia, Inc. Class A (a)	13,031	34,793
Gamesquare Holdings, Inc. (a)(b)	5,889	8,716
GigaMedia Ltd. (a)	1,957	2,759
Global Mofy Metaverse Ltd.	10,867	150,073
Golden Matrix Group, Inc. (a)(b)	6,532	16,199
Gravity Co. Ltd. ADR (a)	2,811	205,259
iQIYI, Inc. ADR (a)	295,474	1,326,678
Liberty Media Corp. Liberty Formula One:
Class A	14,368	823,717
Class C	120,980	7,701,587
Liberty Media Corp. Liberty Live:
Class C	37,592	1,287,526
Series A	14,753	486,111
LiveOne, Inc. (a)	60,447	61,051
Lizhi, Inc. ADR (a)(b)	1,260	3,578
Lytus Technologies Holdings PTV Ltd. (a)(b)	40,712	5,985
Mobile Global Esports, Inc. (a)(b)	9,224	2,906
Motorsport Games, Inc. Class A (a)(b)	564	1,545
MultiMetaVerse Holdings Ltd. Class A (b)	2,807	3,649
NetEase, Inc. ADR	70,753	8,029,050
Netflix, Inc. (a)	258,522	122,531,672
Playstudios, Inc. Class A (a)	64,251	153,560
Playtika Holding Corp. (a)	211,958	1,841,915
PodcastOne, Inc.	9,883	22,929
Reading International, Inc. Class A (a)	19,966	36,538
Reservoir Media, Inc. (a)(b)	32,035	193,812
Roku, Inc. Class A (a)	72,615	7,566,483
Scienjoy Holding Corp. (a)(b)	17,909	47,817
Sohu.Com Ltd. ADR (a)	22,025	176,641
Take-Two Interactive Software, Inc. (a)	98,636	15,604,215
The9 Ltd. sponsored ADR (a)(b)	816	6,871
Versus Systems, Inc. (a)(b)	1,207	222
Vivid Seats, Inc. Class A (a)	55,892	462,227
Warner Bros Discovery, Inc. (a)	1,418,334	14,821,590
Warner Music Group Corp. Class A	79,936	2,646,681
		210,351,424
Interactive Media & Services - 10.1%
36Kr Holdings, Inc. ADR (a)	1,078	785
9F, Inc. ADR (a)	2,127	8,508
Alphabet, Inc.:
Class A (a)	3,459,912	458,542,137
Class C (a)	3,382,678	453,008,238
Angi, Inc. (a)(b)	45,307	101,941
Antelope Enterprise Holdings L (a)(b)	1,381	3,535
Baidu, Inc. sponsored ADR (a)	78,924	9,365,122
Bumble, Inc. (a)	78,270	1,084,822
BuzzFeed, Inc. (a)(b)	65,219	19,240
CarGurus, Inc. Class A (a)	48,994	1,059,250
Cheer Holding, Inc. (a)(b)	4,535	15,510
EverQuote, Inc. Class A (a)	16,480	172,710
Fangdd Network Group Ltd. ADR (a)	187	166
FaZe Holdings, Inc. Class A (a)	58,712	10,509
Hanryu Holdings, Inc. (b)	12,010	5,368
Hello Group, Inc. ADR	94,703	611,781
IAC, Inc. (a)	37,711	1,803,717
Izea Worldwide, Inc. (a)(b)	7,826	18,782
JOYY, Inc. ADR	32,344	1,242,333
Kanzhun Ltd. ADR (a)	172,115	2,845,061
Luokung Technology Corp. (a)(b)	7,006	4,225
Match Group, Inc. (a)	158,223	5,123,261
Meta Platforms, Inc. Class A (a)	1,295,495	423,821,189
MoneyHero Ltd. (b)	50,246	135,664
Oriental Culture Holding Ltd. (a)(b)	3,846	5,461
Outbrain, Inc. (a)	24,166	92,072
QuinStreet, Inc. (a)	29,776	371,902
Rumble, Inc. (a)(b)	69,114	306,175
So-Young International, Inc. ADR (a)	55,629	62,583
Society Pass, Inc. (a)	9,864	2,644
Super League Enterprise, Inc. (a)	869	1,512
Taboola.com Ltd. (a)	156,376	539,497
Travelzoo, Inc. (a)	6,862	69,649
TripAdvisor, Inc. (a)	66,741	1,189,992
Trivago NV ADR (a)	6,816	16,018
TrueCar, Inc. (a)	56,073	156,444
Vimeo, Inc. (a)	69,237	243,714
Weibo Corp. sponsored ADR (b)	50,059	506,096
Yandex NV Series A (a)(c)	178,045	2,278,976
Ziff Davis, Inc. (a)	21,782	1,390,127
Zoominfo Technologies, Inc. (a)	228,562	3,284,436
		1,369,521,152
Media - 1.6%
Abits Group, Inc. (a)(b)	15,637	14,542
AdTheorent Holding Co., Inc. Class A (a)(b)	47,329	67,207
Advantage Solutions, Inc. Class A (a)(b)	181,240	498,410
AirNet Technology, Inc. ADR (a)	1,367	896
AMC Networks, Inc. Class A (a)	16,028	244,267
Baosheng Media Group Holding Ltd. (a)	164	730
Beasley Broadcast Group, Inc. Class A (a)	282,190	203,318
Cardlytics, Inc. (a)	22,241	177,038
Charter Communications, Inc. Class A (a)	87,042	34,828,115
Collective Audience, Inc. (a)	7,246	12,681
Comcast Corp. Class A	2,397,343	100,424,698
comScore, Inc. (a)(b)	21,501	14,449
Criteo SA sponsored ADR (a)	32,862	818,921
Cumulus Media, Inc. (a)(b)	11,565	56,322
Daily Journal Corp. (a)	1,070	348,371
Direct Digital Holdings, Inc. (a)	1,911	22,435
DISH Network Corp. Class A (a)(b)	170,656	624,601
E.W. Scripps Co. Class A (a)	39,165	270,630
Fluent, Inc. (a)(b)	46,702	24,168
Fox Corp.:
Class A	158,525	4,682,829
Class B	126,638	3,502,807
Gambling.com Group Ltd. (a)	21,702	207,471
Gd Culture Group Ltd. (a)(b)	590	1,918
Harte-Hanks, Inc. (a)	5,634	38,368
iClick Interactive Asia Group Ltd. (A Shares) ADR (a)(b)	6,887	25,826
iHeartMedia, Inc. (a)	74,455	195,072
Integral Ad Science Holding Corp. (a)	89,953	1,312,414
Lee Enterprises, Inc. (a)(b)	2,469	28,073
Lendway, Inc. (a)(b)	1,817	8,794
Liberty Broadband Corp.:
Class A (a)	8,659	718,177
Class C (a)	74,040	6,154,205
Liberty Media Corp. Liberty SiriusXM (a)	130,731	3,528,430
Liberty Media Corp. Liberty SiriusXM Class A	59,073	1,591,427
Loyalty Ventures, Inc. (a)(c)	32,234	0
Magnite, Inc. (a)	76,898	621,336
Marchex, Inc. Class B (a)(b)	34,542	51,813
Mediaco Holding, Inc. (a)(b)	9,137	5,482
Mobiquity Technologies, Inc. (a)(b)	397	193
National CineMedia, Inc. (a)(b)	54,868	222,764
News Corp.:
Class A	216,525	4,772,211
Class B (b)	111,410	2,566,886
Nexstar Broadcasting Group, Inc. Class A	20,923	2,969,601
Nextplay Technologies, Inc. (a)(b)	3,569	1,467
Paramount Global:
Class A (b)	9,075	160,718
Class B (b)	376,760	5,414,041
Perion Network Ltd. (a)(b)	27,171	767,309
PubMatic, Inc. (a)	22,186	370,728
Saga Communications, Inc. Class A	1,486	29,928
Salem Communications Corp. Class A (a)(b)	18,198	10,882
Scholastic Corp.	19,973	758,774
Sinclair, Inc. Class A (b)	23,228	292,905
Sirius XM Holdings, Inc. (b)	2,250,663	10,533,103
Stagwell, Inc. (a)	72,615	364,527
Starbox Group Holdings Ltd. (a)(b)	34,077	7,357
Stran & Co., Inc. (a)	1,570	2,104
TechTarget, Inc. (a)	15,882	470,107
The Trade Desk, Inc. (a)	259,592	18,290,852
Thryv Holdings, Inc. (a)	18,106	322,106
Tremor International Ltd. ADR (a)(b)	6,260	22,786
Troika Media Group, Inc. (a)(b)	8,289	9,781
TuanChe Ltd. ADR (A Shares) (a)	5,969	1,733
Urban One, Inc.:
Class A (a)	4,568	19,049
Class D (non-vtg.) (a)	21,932	90,141
WiMi Hologram Cloud, Inc. ADR (a)	28,988	18,407
Xcel Brands, Inc. (a)	4,288	4,309
ZW Data Action Technologies, Inc. (a)	2,547	2,139
		209,823,149
Wireless Telecommunication Services - 0.8%
FingerMotion, Inc. (a)(b)	30,327	128,283
Gogo, Inc. (a)	75,352	755,781
Millicom International Cellular SA (a)	100,245	1,690,131
NII Holdings, Inc. (a)(c)	5,182	0
Spok Holdings, Inc.	19,492	326,686
SurgePays, Inc. (a)(b)	15,080	97,266
T-Mobile U.S., Inc.	685,360	103,112,412
Tingo Group, Inc. (a)(b)(c)	104,056	71,799
uCloudlink Group, Inc. ADR (a)(b)	12,409	28,789
VEON Ltd. sponsored ADR (a)	35,805	718,606
Vodafone Group PLC sponsored ADR	205,729	1,863,905
		108,793,658
TOTAL COMMUNICATION SERVICES		1,913,798,832
CONSUMER DISCRETIONARY - 14.9%
Automobile Components - 0.1%
Carbon Revolution PLC	1,211	39,963
China Automotive Systems, Inc. (a)	21,380	78,037
Dorman Products, Inc. (a)	19,614	1,412,993
ECARX Holdings, Inc. Class A (b)	170,906	451,192
Foresight Autonomous Holdings Ltd. ADR (a)	361	700
Fox Factory Holding Corp. (a)	25,859	1,616,446
Garrett Motion, Inc. (a)(b)	163,877	1,212,690
Gentex Corp.	138,583	4,214,309
Gentherm, Inc. (a)	20,759	953,253
Hesai Group ADR (b)	10,236	108,502
Kandi Technologies Group, Inc. (a)(b)	44,635	124,978
Luminar Technologies, Inc. (a)(b)	179,849	449,623
Mobileye Global, Inc. (a)(b)	56,571	2,322,240
Motorcar Parts of America, Inc. (a)	18,333	176,730
Patrick Industries, Inc.	14,672	1,203,691
REE Automotive Ltd. (a)	3,948	22,662
Solid Power, Inc. (a)(b)	124,200	175,122
Strattec Security Corp. (a)	2,491	53,133
Sypris Solutions, Inc. (a)(b)	6,622	12,516
The Goodyear Tire & Rubber Co. (a)	171,634	2,383,996
Visteon Corp. (a)	17,855	2,118,853
Worksport Ltd. (a)	6,758	10,542
XPEL, Inc. (a)	17,345	792,667
		19,934,838
Automobiles - 3.5%
Arcimoto, Inc. (a)(b)	1,160	1,183
Arrival SA (a)(b)	18,751	22,501
AYRO, Inc. (a)(b)	2,343	4,545
Canoo, Inc. (a)(b)	646,026	200,268
Cenntro Electric Group Ltd. (a)(b)	396,882	61,517
Chijet Motor Co., Inc. (b)	95,259	143,841
ElectraMeccanica Vehicles Corp. (a)(b)	157,533	62,068
Ezgo Technologies Ltd. (a)(b)	459,268	45,330
Faraday Future Intelligent Electric, Inc. (a)(b)	18,198	7,043
Gogoro, Inc. (a)(b)	167,445	421,961
Li Auto, Inc. ADR (a)	126,427	4,671,478
Lucid Group, Inc. Class A (a)(b)	1,403,281	5,921,846
Mullen Automotive, Inc. (a)(b)	326,178	49,579
Niu Technologies ADR (a)	58,636	137,208
NWTN, Inc.	125,250	909,315
Phoenix Motor, Inc. (a)(b)	22,064	29,786
Polestar Automotive Holding UK PLC (a)(b)	157,179	347,366
Rivian Automotive, Inc. (a)(b)	568,052	9,520,552
Tesla, Inc. (a)	1,852,779	444,815,182
VinFast Auto PTE Ltd. (b)	604,218	5,105,642
Volcon, Inc. (a)(b)	60,576	8,305
Workhorse Group, Inc. (a)(b)	508,181	188,891
Zapp Electric Vehicles Group Ltd. (b)	75,920	20,665
		472,696,072
Broadline Retail - 7.5%
1stDibs.com, Inc. (a)(b)	17,092	72,983
Amazon.com, Inc. (a)	6,017,269	879,062,828
Baozun, Inc. sponsored ADR (a)(b)	32,067	95,560
ContextLogic, Inc. (a)(b)	15,747	79,365
D-MARKET Electronic Services & Trading ADR (a)	66,569	93,197
eBay, Inc.	308,449	12,649,493
Etsy, Inc. (a)	71,961	5,455,363
Global-e Online Ltd. (a)(b)	96,412	3,302,111
Groupon, Inc. (a)(b)	20,435	231,120
Groupon, Inc. rights (a)	20,435	45
Hour Loop, Inc. (a)(b)	19,584	29,278
JD.com, Inc. sponsored ADR	264,864	7,265,220
MercadoLibre, Inc. (a)	29,210	47,333,637
Nogin, Inc. (a)(b)	41,342	8,806
Ollie's Bargain Outlet Holdings, Inc. (a)	36,332	2,662,046
Ozon Holdings PLC ADR (a)(b)(c)	50,413	665,452
PDD Holdings, Inc. ADR (a)	379,958	56,021,008
Qurate Retail, Inc. (a)	62,712	411,391
Secoo Holding Ltd. ADR (a)	2,632	1,381
Yunji, Inc. ADR (a)(b)	4,241	3,284
		1,015,443,568
Distributors - 0.1%
Alliance Entertainment Holding Corp. Class A (b)	2,697	2,562
Cheetah Net Supply Chain Service, Inc. (b)	2,393	3,925
Educational Development Corp. (a)	7,081	6,168
GigaCloud Technology, Inc. Class A (a)(b)	20,832	202,487
Kaival Brands Innovations Group, Inc. (a)(b)	31,106	7,154
LKQ Corp.	153,245	6,824,000
Pool Corp.	22,454	7,798,723
Weyco Group, Inc.	6,799	200,231
		15,045,250
Diversified Consumer Services - 0.1%
17 Education & Technology Group, Inc. ADR (a)	24,088	12,767
2U, Inc. (a)	55,243	54,271
Afya Ltd. (a)	26,135	534,722
American Public Education, Inc. (a)	13,251	104,285
Amesite, Inc. (a)	1,845	3,561
Arco Platform Ltd. Class A (a)	16,151	225,791
ATA Creativity Global ADR (a)	4,528	3,804
BTC Digital Ltd. (a)(b)	393	1,289
China Liberal Education Holdings Ltd. (a)(b)	48,266	7,636
Color Star Technology Co. Ltd. (a)	1,380	405
Duolingo, Inc. (a)	20,989	4,455,755
E-Home Household Service Holdings Ltd. (a)	8,340	35,779
EpicQuest Education Group International Ltd. (a)(b)	1,797	2,498
European Wax Center, Inc. (a)(b)	27,452	392,015
Frontdoor, Inc. (a)	44,784	1,537,435
Golden Sun Education Group Ltd. (a)(b)	6,190	3,466
Grand Canyon Education, Inc. (a)	17,646	2,412,561
Laureate Education, Inc. Class A	97,820	1,284,377
Lincoln Educational Services Corp. (a)	24,123	223,379
OneSpaWorld Holdings Ltd. (a)	54,509	656,833
Perdoceo Education Corp.	44,102	768,257
Rover Group, Inc. Class A (a)	107,567	1,176,783
Skillful Craftsman Education Technology Ltd. (a)	6,452	6,517
Strategic Education, Inc.	14,254	1,268,178
SunCar Technology Group, Inc. Class A (b)	23,318	202,867
Tarena International, Inc. ADR (a)(b)	8,570	10,284
Udemy, Inc. (a)(b)	84,066	1,250,902
Vasta Platform Ltd. (a)	9,735	40,108
Visionary Education Technology Holdings Group, Inc. (a)(b)	22,075	3,267
Vitru Ltd. (a)(b)	19,023	245,016
Wag! Group Co. (a)	17,044	29,997
Wah Fu Education Group Ltd. (a)(b)	9,305	15,912
WW International, Inc. (a)(b)	48,657	350,817
Xwell, Inc. (a)(b)	6,090	14,312
Zhongchao, Inc. (a)(b)	5,917	5,739
		17,341,585
Hotels, Restaurants & Leisure - 2.3%
Airbnb, Inc. Class A (a)	247,827	31,310,463
Allied Esports Entertainment, Inc. (a)	17,647	16,059
Atour Lifestyle Holdings Ltd. ADR	18,941	337,339
BJ's Restaurants, Inc. (a)	13,822	413,692
Bloomin' Brands, Inc.	50,630	1,181,704
Booking Holdings, Inc. (a)	20,771	64,923,915
Bragg Gaming Group, Inc. (a)(b)	9,417	47,650
BurgerFi International, Inc. (a)(b)	9,417	9,794
Caesars Entertainment, Inc. (a)	125,706	5,621,572
Canterbury Park Holding Co.	422	8,060
Carrols Restaurant Group, Inc. (b)	42,795	323,102
Century Casinos, Inc. (a)	16,194	69,634
Churchill Downs, Inc.	42,908	4,967,459
Chuy's Holdings, Inc. (a)	9,648	339,610
Codere Online Luxembourg SA (a)(b)	3,157	10,387
Cracker Barrel Old Country Store, Inc. (b)	13,041	875,442
Dave & Buster's Entertainment, Inc. (a)(b)	26,022	1,067,943
Denny's Corp. (a)	38,087	361,446
Doordash, Inc. (a)	212,168	19,939,549
Draftkings Holdings, Inc. (a)	271,629	10,387,093
El Pollo Loco Holdings, Inc.	18,467	153,461
Empire Resorts, Inc. (c)	17,333	0
Expedia, Inc. (a)	79,481	10,823,723
FAT Brands, Inc. Class B (b)	10,930	57,710
First Watch Restaurant Group, Inc. (a)	32,731	591,776
Full House Resorts, Inc. (a)	16,206	81,354
GAN Ltd. (a)	24,509	36,028
GEN Restaurant Group, Inc.	1,225	8,881
Golden Entertainment, Inc.	16,184	576,798
Golden Heaven Group Holdings Ltd. (b)	24,617	531,235
Good Times Restaurants, Inc. (a)	9,092	23,003
H World Group Ltd. ADR (a)	104,351	3,817,160
Hall of Fame Resort & Entertainment Co. (a)(b)	2,602	9,445
Inspirato, Inc. (a)(b)	2,997	12,497
Inspired Entertainment, Inc. (a)	15,862	124,675
Jack in the Box, Inc. (b)	11,357	821,111
Krispy Kreme, Inc. (b)	92,103	1,197,339
Kura Sushi U.S.A., Inc. Class A (a)(b)	5,992	374,380
Light & Wonder, Inc. Class A (a)	53,198	4,703,767
Lindblad Expeditions Holdings (a)	29,723	233,326
Lottery.Com, Inc. (a)(b)	1,219	2,194
MakeMyTrip Ltd. (a)	38,674	1,633,203
Marriott International, Inc. Class A	173,054	35,078,046
Melco Crown Entertainment Ltd. sponsored ADR (a)	126,134	880,415
Monarch Casino & Resort, Inc.	10,263	645,337
Mondee Holdings, Inc. (a)(b)	57,110	150,770
Nathan's Famous, Inc.	3,678	248,044
NeoGames SA (a)	16,766	467,436
Noodles & Co. (a)	27,889	85,340
Papa John's International, Inc. (b)	19,976	1,303,234
Penn Entertainment, Inc. (a)	87,489	2,148,730
Playa Hotels & Resorts NV (a)	89,710	677,311
Portillo's, Inc. (a)	28,520	443,201
Potbelly Corp. (a)	17,412	156,708
Rave Restaurant Group, Inc. (a)	5,714	13,028
RCI Hospitality Holdings, Inc.	5,507	322,765
Red Robin Gourmet Burgers, Inc. (a)(b)	10,497	93,003
Red Rock Resorts, Inc.	32,133	1,430,882
Sabre Corp. (a)	219,877	776,166
Selina Hospitality PLC (a)	60,296	13,536
SharpLink Gaming Ltd. (a)(b)	2,080	3,016
Sonder Holdings, Inc. (a)(b)	7,316	22,094
Sportradar Holding AG (a)(b)	120,362	1,210,842
Starbucks Corp.	666,159	66,149,589
Target Hospitality Corp. (a)(b)	61,089	666,481
Texas Roadhouse, Inc. Class A	37,607	4,233,044
TH International Ltd. (a)	89,968	170,939
The Cheesecake Factory, Inc. (b)	27,723	869,116
The ONE Group Hospitality, Inc. (a)(b)	17,098	81,728
Trip.com Group Ltd. ADR (a)	198,421	6,980,451
Tuniu Corp. Class A sponsored ADR (a)(b)	24,726	22,253
Vacasa, Inc. Class A (a)(b)	7,103	56,540
Wendy's Co. (b)	114,306	2,143,238
Wingstop, Inc.	17,324	4,163,997
Wynn Resorts Ltd.	66,112	5,581,175
Yatra Online, Inc. (a)	21,566	32,349
		305,345,783
Household Durables - 0.1%
Aterian, Inc. (a)(b)	29,386	9,215
Bassett Furniture Industries, Inc.	4,416	72,952
Cavco Industries, Inc. (a)	5,066	1,432,563
Cricut, Inc. (b)	32,294	222,829
Dixie Group, Inc. (a)	9,905	7,795
Flexsteel Industries, Inc.	3,070	51,914
GoPro, Inc. Class A (a)	68,957	248,935
Helen of Troy Ltd. (a)	13,679	1,436,705
Hooker Furnishings Corp.	6,220	111,214
iRobot Corp. (a)	16,303	588,701
Koss Corp. (a)(b)	4,327	12,851
Landsea Homes Corp. (a)	27,139	279,803
Legacy Housing Corp. (a)(b)	15,043	336,963
LGI Homes, Inc. (a)(b)	13,233	1,562,420
Lifetime Brands, Inc.	13,509	86,728
Live Ventures, Inc. (a)	1,687	41,973
Lovesac (a)(b)	8,426	174,924
Nephros, Inc. (a)(b)	3,085	6,941
Newell Brands, Inc.	239,380	1,826,469
Nova LifeStyle, Inc. (a)	1,384	2,962
Purple Innovation, Inc.	57,035	35,385
Singing Machine Co., Inc. (a)	2,438	3,048
Snap One Holdings Corp. (a)(b)	44,809	320,384
Sonos, Inc. (a)	70,223	1,060,367
United Homes Group, Inc. (a)(b)	18,331	142,249
Universal Electronics, Inc. (a)	7,603	59,227
Viomi Technology Co. Ltd. ADR Class A (a)	21,467	19,750
VOXX International Corp. (a)	13,480	144,775
ZAGG, Inc. rights (a)(c)	14,972	0
		10,300,042
Leisure Products - 0.1%
American Outdoor Brands, Inc. (a)	7,566	64,992
AMMO, Inc. (a)(b)	66,715	136,099
BRP, Inc. (b)	20,673	1,276,144
Clarus Corp. (b)	18,975	107,968
Escalade, Inc. (b)	7,721	143,611
Funko, Inc. (a)(b)	28,511	184,751
Hasbro, Inc.	81,425	3,778,934
Interactive Strength, Inc. (b)	4,448	4,448
JAKKS Pacific, Inc. (a)	6,809	200,457
Johnson Outdoors, Inc. Class A	5,547	291,439
Latham Group, Inc. (a)	75,745	171,184
Malibu Boats, Inc. Class A (a)	11,640	514,954
MasterCraft Boat Holdings, Inc. (a)	12,347	246,940
Mattel, Inc. (a)	209,574	3,981,906
Peloton Interactive, Inc. Class A (a)(b)	202,398	1,145,573
Smith & Wesson Brands, Inc. (b)	28,528	392,260
SRM Entertainment, Inc. (b)	4,687	12,702
Vision Marine Technologies, Inc. (a)(b)	5,949	8,091
		12,662,453
Specialty Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	24,871	219,611
Academy Sports & Outdoors, Inc.	45,049	2,291,643
America's Car Mart, Inc. (a)	3,994	319,001
Arhaus, Inc. (a)	33,484	312,071
Arko Corp. (b)	74,889	560,170
Betterware de Mexico SAPI de CV (b)	26,794	376,188
Big 5 Sporting Goods Corp. (b)	11,818	70,081
Brilliant Earth Group, Inc. Class A (a)(b)	5,550	14,042
CarParts.com, Inc. (a)	33,968	103,942
Citi Trends, Inc. (a)(b)	5,929	141,585
Conn's, Inc. (a)	16,366	54,008
Destination XL Group, Inc. (a)	32,101	121,342
Duluth Holdings, Inc. (a)(b)	20,657	103,492
EVgo, Inc. Class A (a)(b)	62,011	193,474
Five Below, Inc. (a)	32,637	6,150,769
GrowGeneration Corp. (a)(b)	43,987	117,005
Hibbett, Inc. (b)	7,367	460,806
JOANN, Inc. (a)(b)	23,229	13,589
Jowell Global Ltd. (a)(b)	914	2,614
Kaixin Auto Holdings (a)(b)	6,044	9,973
Kidpik Corp. (a)(b)	2,938	1,304
Kirkland's, Inc. (a)(b)	7,395	18,118
Lands' End, Inc. (a)(b)	21,391	151,020
Lazydays Holdings, Inc. (a)(b)	6,139	42,420
Leslie's, Inc. (a)(b)	104,964	517,473
Lulu's Fashion Lounge Holdings, Inc. (a)(b)	23,329	63,688
Monro, Inc. (b)	17,865	516,656
NaaS Technology, Inc. ADR (a)(b)	20,947	45,246
National Vision Holdings, Inc. (a)	45,468	838,885
Newegg Commerce, Inc. (a)(b)	206,350	260,001
O'Reilly Automotive, Inc. (a)	35,100	34,481,538
OneWater Marine, Inc. Class A (a)(b)	7,834	210,343
Petco Health & Wellness Co., Inc. (a)(b)	127,436	384,857
PetMed Express, Inc. (b)	10,954	75,911
Rent the Runway, Inc. Class A (a)(b)	29,385	15,830
Ross Stores, Inc.	197,711	25,777,560
RumbleON, Inc.:
Class B (a)	11,996	70,177
rights (a)	11,996	4,528
Shoe Carnival, Inc. (b)	16,794	407,926
Sleep Number Corp. (a)	13,605	137,955
Smart Share Global Ltd. ADR (a)	5,917	3,757
Sportsman's Warehouse Holdings, Inc. (a)	25,040	120,943
Stitch Fix, Inc. (a)	68,949	257,869
The Children's Place, Inc. (a)	8,107	184,434
The ODP Corp. (a)	24,251	1,104,633
The RealReal, Inc. (a)(b)	84,330	190,586
thredUP, Inc. (a)(b)	50,406	98,292
Tile Shop Holdings, Inc. (a)	26,904	181,602
Tractor Supply Co. (b)	63,436	12,878,142
U Power Ltd. (b)	29,872	46,003
Ulta Beauty, Inc. (a)	28,777	12,258,714
Upbound Group, Inc.	34,141	993,503
Urban Outfitters, Inc. (a)	54,720	1,953,504
Uxin Ltd. ADR (a)(b)	24,461	26,662
Vroom, Inc. (a)(b)	133,383	88,006
Winmark Corp.	1,983	852,690
Zumiez, Inc. (a)	11,506	217,233
		107,113,415
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds, Inc. Class A (a)	51,562	46,633
Charles & Colvard Ltd. (a)	22,010	9,662
Columbia Sportswear Co.	32,775	2,567,266
Crocs, Inc. (a)	35,994	3,801,326
Crown Crafts, Inc.	9,628	47,273
Dogness (International) Corp. (a)	1,025	3,085
Fossil Group, Inc. (a)	29,540	32,494
G-III Apparel Group Ltd. (a)(b)	27,453	789,823
Incannex Healthcare, Inc.	122	975
Lakeland Industries, Inc.	4,914	71,794
lululemon athletica, Inc. (a)	70,549	31,521,293
MGO Global, Inc. (b)	4,899	2,410
PLBY Group, Inc. (a)(b)	26,097	13,701
Rocky Brands, Inc.	4,879	140,857
Steven Madden Ltd.	43,671	1,656,004
Superior Group of Companies, Inc.	10,737	127,663
Toughbuilt Industries, Inc. (a)(b)	2,250	378
Vera Bradley, Inc. (a)	17,686	132,822
		40,965,459
TOTAL CONSUMER DISCRETIONARY		2,016,848,465
CONSUMER STAPLES - 4.0%
Beverages - 1.7%
Alkaline Water Co., Inc. (a)(b)	3,068	857
Celsius Holdings, Inc. (a)	135,171	6,692,316
Coca-Cola Bottling Co. Consolidated	4,954	3,638,812
Coca-Cola European Partners PLC	264,872	16,061,838
Eastside Distilling, Inc. (a)(b)	308	376
Keurig Dr. Pepper, Inc.	814,057	25,699,779
MGP Ingredients, Inc. (b)	12,712	1,086,240
Monster Beverage Corp.	611,544	33,726,652
National Beverage Corp. (a)(b)	53,998	2,567,065
PepsiCo, Inc.	804,468	135,383,920
The Vita Coco Co., Inc. (a)	35,447	994,643
Vintage Wine Estates, Inc. (a)(b)	37,368	18,942
Willamette Valley Vineyards, Inc. (a)(b)	1,065	5,676
		225,877,116
Consumer Staples Distribution & Retail - 1.5%
111, Inc. ADR (a)	33,100	65,869
Andersons, Inc.	20,649	1,029,559
Bit Brother Ltd. (a)(b)	53,724	1,456
Casey's General Stores, Inc.	21,834	6,013,084
Chanson International Holding (b)	5,808	10,745
Chefs' Warehouse Holdings (a)	21,604	581,148
China Jo-Jo Drugstores Holdings, Inc. (a)(b)	3,930	770
Costco Wholesale Corp.	258,744	153,367,919
Dada Nexus Ltd. ADR (a)	68,790	211,873
Davis Commodities Ltd.	11,987	14,025
Dollar Tree, Inc. (a)	129,040	15,948,054
G Willi-Food International Ltd. (b)	5,646	52,226
Grocery Outlet Holding Corp. (a)	57,086	1,610,396
HF Foods Group, Inc. (a)	38,952	184,632
Ingles Markets, Inc. Class A	8,837	721,276
Maison Solutions, Inc.	9,145	132,785
Mangoceuticals, Inc. (b)	6,771	5,342
Maplebear, Inc. (b)	164,366	3,976,014
MedAvail Holdings, Inc. (a)(b)	369	823
Meiwu Technology Co. Ltd. (a)(b)	41,954	3,025
PriceSmart, Inc.	18,216	1,227,576
SpartanNash Co.	22,023	488,250
Sprouts Farmers Market LLC (a)	62,788	2,704,907
Village Super Market, Inc. Class A	6,605	166,182
Walgreens Boots Alliance, Inc.	506,459	10,098,792
Webuy Global Ltd.	14,334	83,711
		198,700,439
Food Products - 0.8%
AgriFORCE Growing Systems Ltd. (a)(b)	353	296
Alico, Inc. (b)	5,485	153,361
Arcadia Biosciences, Inc. (a)	93	260
Barfresh Food Group, Inc. (a)(b)	3,883	5,708
Beyond Meat, Inc. (a)(b)	36,651	267,186
Blue Star Foods Corp. (a)	62,500	9,250
Bridgford Foods Corp. (a)(b)	3,580	38,342
Cal-Maine Foods, Inc.	27,325	1,309,414
Calavo Growers, Inc.	11,772	255,335
Cresud S.A.C.I.F. y A. sponsored ADR	33,496	302,469
Farmer Brothers Co. (a)(b)	13,797	40,011
Farmmi, Inc. (a)	521	636
Forafric Global PLC (a)	12,774	142,302
Freshpet, Inc. (a)(b)	28,337	2,010,510
J&J Snack Foods Corp. (b)	11,277	1,855,630
John B. Sanfilippo & Son, Inc.	5,270	485,051
Lancaster Colony Corp.	16,217	2,690,400
Lifecore Biomedical (a)(b)	22,245	159,497
Lifeway Foods, Inc. (a)	9,959	140,024
Limoneira Co. (b)	11,551	175,575
Mama's Creations, Inc. (a)	37,555	151,722
Mission Produce, Inc. (a)(b)	38,524	325,913
Mondelez International, Inc.	794,371	56,448,003
Moolec Science SA (b)	13,651	30,032
Nuzee, Inc. (a)(b)	12,436	30,468
Oatly Group AB ADR (a)(b)	150,403	136,867
Origin Agritech Ltd. (a)(b)	9,462	19,019
Pilgrim's Pride Corp. (a)	137,051	3,503,024
Pingtan Marine Enterprise Ltd. (a)(b)(c)	62,069	18,621
Rocky Mountain Chocolate Factory, Inc. (a)	1,651	6,835
S&W Seed Co. (a)(b)	18,677	12,271
Sadot Group, Inc. (a)	71,998	35,999
Seneca Foods Corp. Class A (a)	5,752	281,100
Sovos Brands, Inc. (a)(b)	58,749	1,287,191
Steakholder Foods Ltd. ADR (a)	3,942	2,405
Stryve Foods, Inc. (a)(b)	1,010	2,838
SunOpta, Inc. (a)(b)	69,033	341,023
TDH Holdings, Inc. (a)(b)	1,828	2,358
The Hain Celestial Group, Inc. (a)	49,592	524,187
The Kraft Heinz Co.	709,398	24,906,964
The Real Good Food Co., Inc. (a)	11,513	21,875
The Simply Good Foods Co. (a)	57,413	2,224,180
Village Farms International, Inc. (a)(b)	72,335	57,116
Vital Farms, Inc. (a)	25,866	344,535
Westrock Coffee Holdings (a)(b)	48,278	444,158
Whole Earth Brands, Inc. Class A (a)(b)	25,963	84,380
YanGuFang International Co. Ltd.	3,400	10,302
		101,294,643
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	32,387	1,175,000
Reynolds Consumer Products, Inc.	120,924	3,173,046
WD-40 Co.	7,823	1,892,227
		6,240,273
Personal Care Products - 0.0%
Bruush Oral Care, Inc. (a)	41,323	7,372
DSwiss, Inc. (a)(c)(d)	7,648	0
Flora Growth Corp. (a)(b)	4,049	4,656
Guardion Health Sciences, Inc. (a)(b)	527	3,241
Inter Parfums, Inc.	18,808	2,354,009
LifeVantage Corp. (b)	9,383	59,207
Mannatech, Inc.	1,514	13,611
Natural Alternatives International, Inc. (a)(b)	4,379	25,486
Natural Health Trends Corp. (b)	3,553	19,009
Nature's Sunshine Products, Inc. (a)	13,052	223,581
Oddity Tech Ltd. (b)	26,273	895,384
Olaplex Holdings, Inc. (a)	387,838	845,487
Paranovus Entertainment Techno (a)	306	716
Safety Shot, Inc. (a)(b)	21,368	95,729
Shineco, Inc. (a)	3,572	393
The Beauty Health Co. (a)(b)	84,249	215,677
The Honest Co., Inc. (a)	85,048	203,265
United-Guardian, Inc.	2,521	20,471
Upexi, Inc. (a)(b)	13,258	10,052
Veru, Inc. (a)(b)	53,437	51,038
Waldencast PLC (a)(b)	52,127	497,292
		5,545,676
Tobacco - 0.0%
22nd Century Group, Inc. (a)(b)	54,261	14,108
Ispire Technology, Inc. (b)	29,838	309,420
		323,528
TOTAL CONSUMER STAPLES		537,981,675
ENERGY - 0.7%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	585,283	19,753,301
Championx Corp.	114,718	3,363,532
CSI Compressco LP	68,170	126,115
DMC Global, Inc. (a)	9,930	158,384
Drilling Tools International Corp. (a)(b)	12,668	43,451
Energy Services of America Corp.	7,589	34,075
ENGlobal Corp. (a)(b)	35,026	8,420
Geospace Technologies Corp. (a)	17,265	205,799
Gulf Island Fabrication, Inc. (a)	18,749	79,121
KLX Energy Services Holdings, Inc. (a)	9,302	88,369
Mammoth Energy Services, Inc. (a)	29,614	130,894
MIND Technology, Inc. (a)	2,872	14,848
NCS Multistage Holdings, Inc. (a)	2,198	27,519
Patterson-UTI Energy, Inc.	242,231	2,836,525
Profire Energy, Inc. (a)	47,414	79,181
ProFrac Holding Corp. (a)(b)	93,478	753,433
Recon Technology Ltd. (a)(b)	15,122	4,280
Smart Sand, Inc. (a)	22,511	43,896
Weatherford International PLC (a)	42,911	3,891,599
		31,642,742
Oil, Gas & Consumable Fuels - 0.5%
Aemetis, Inc. (a)(b)	23,399	103,892
Alliance Resource Partners LP	73,946	1,551,387
American Resources Corp. (a)(b)	86,855	145,048
Amplify Energy Corp. warrants 5/4/22 (a)(c)	717	0
APA Corp.	180,168	6,486,048
Berry Corp.	49,459	355,116
Brooge Energy Ltd. (a)(b)	37,918	175,181
Calumet Specialty Products Partners LP (a)	49,250	847,346
CBL International Ltd. (b)	13,001	21,452
Chesapeake Energy Corp. (b)	77,818	6,249,564
Chord Energy Corp.	23,623	3,830,233
Clean Energy Fuels Corp. (a)(b)	121,128	437,272
Diamondback Energy, Inc.	105,176	16,240,226
Dorchester Minerals LP	22,285	649,162
Epsilon Energy Ltd.	6,275	33,446
EzFill Holdings, Inc. (a)(b)	3,574	6,290
Gevo, Inc. (a)(b)	109,249	123,451
Golar LNG Ltd.	59,599	1,283,166
Green Plains Partners LP	16,394	206,400
Green Plains, Inc. (a)	33,391	830,768
Hallador Energy Co. (a)	23,353	294,948
Hammerhead Energy, Inc. Class A	25,112	378,187
HighPeak Energy, Inc. (b)	76,587	1,177,908
Imperial Petroleum, Inc. (a)(b)	10,346	17,174
Lightbridge Corp. (a)(b)	12,328	39,573
Marine Petroleum Trust	339	1,590
Martin Midstream Partners LP	33,068	85,315
New Fortress Energy, Inc. (b)	119,922	4,614,599
Nextdecade Corp. (a)(b)	149,848	747,742
OPAL Fuels, Inc. (a)(b)	22,558	123,392
Plains All American Pipeline LP	399,654	6,346,506
Plains GP Holdings LP Class A	107,827	1,742,484
PrimeEnergy Corp. (a)	938	100,122
Riskon International, Inc. (a)(b)	443	118
Stabilis Solutions, Inc. (a)(b)	5,194	24,516
StealthGas, Inc. (a)	39,172	261,277
Top Ships, Inc. (a)(b)	167	2,012
TORM PLC (b)	50,655	1,428,471
U.S. Energy Corp. (b)	15,098	17,514
Uranium Royalty Corp. (a)(b)	55,735	164,418
Verde Clean Fuels, Inc. (a)	3,630	9,946
Vertex Energy, Inc. (a)(b)	53,589	181,131
Viper Energy, Inc.	50,438	1,554,499
		58,888,890
TOTAL ENERGY		90,531,632
FINANCIALS - 3.9%
Banks - 1.2%
1895 Bancorp of Wisconsin, Inc. (a)	3,059	19,302
1st Source Corp.	12,820	619,591
ACNB Corp.	4,877	190,593
Amalgamated Financial Corp.	18,900	396,900
American National Bankshares, Inc.	6,531	265,485
Ameris Bancorp	41,511	1,767,538
Ames National Corp.	6,067	112,118
Arrow Financial Corp.	10,626	261,931
Auburn National Bancorp., Inc.	551	11,973
BancFirst Corp.	18,889	1,636,354
Bancorp, Inc., Delaware (a)	33,404	1,303,090
Bank First National Corp. (b)	5,614	453,387
Bank of Marin Bancorp	11,894	228,722
Bank OZK	67,557	2,827,936
Bank7 Corp.	3,616	86,061
BankFinancial Corp.	14,628	130,628
Bankwell Financial Group, Inc.	4,285	115,524
Banner Corp.	19,027	858,879
BayCom Corp.	3,947	82,492
BCB Bancorp, Inc.	9,394	108,783
Blue Foundry Bancorp (a)	14,520	126,324
Bogota Financial Corp. (a)	8,810	60,613
BOK Financial Corp.	39,094	2,805,776
Bridgewater Bancshares, Inc. (a)	13,282	137,734
Broadway Financial Corp. (a)(b)	2,096	15,825
Brookline Bancorp, Inc., Delaware	50,034	476,824
Burke & Herbert Financial Services Corp. (b)	4,565	217,111
Business First Bancshares, Inc.	12,618	255,262
BV Financial, Inc. (a)(b)	2,634	31,871
C & F Financial Corp. (b)	2,765	161,310
California Bancorp, Inc. (a)	2,203	50,449
Cambridge Bancorp	3,929	229,571
Camden National Corp.	8,189	276,379
Capital Bancorp, Inc.	5,877	124,416
Capital City Bank Group, Inc.	16,718	447,039
Capitol Federal Financial, Inc.	85,642	461,610
Capstar Financial Holdings, Inc.	13,933	228,919
Carter Bankshares, Inc. (a)	17,756	222,483
Carver Bancorp, Inc. (a)	7,032	13,572
Cathay General Bancorp	43,472	1,594,553
CB Financial Services, Inc.	591	12,990
Central Valley Community Bancorp	8,707	149,847
Chemung Financial Corp. (b)	4,115	190,113
ChoiceOne Financial Services, Inc. (b)	2,947	73,704
Citizens & Northern Corp.	5,069	101,938
Citizens Community Bancorp, Inc.	6,202	65,865
Citizens Financial Services, Inc.	2,229	126,919
Citizens Holding Co.	2,179	22,988
City Holding Co.	8,728	840,245
Civista Bancshares, Inc.	12,037	188,379
CNB Financial Corp., Pennsylvania	11,686	237,693
Coastal Financial Corp. of Washington (a)	7,239	282,828
Codorus Valley Bancorp, Inc.	7,465	150,868
Colony Bankcorp, Inc.	7,282	78,136
Columbia Banking Systems, Inc.	123,693	2,774,434
Columbia Financial, Inc. (a)(b)	68,761	1,131,118
Commerce Bancshares, Inc.	73,098	3,696,566
Community Trust Bancorp, Inc.	8,039	319,872
Community West Bancshares	887	12,267
ConnectOne Bancorp, Inc.	23,646	464,880
CrossFirst Bankshares, Inc. (a)	29,438	330,294
Cullman Bancorp, Inc.	1,550	16,275
CVB Financial Corp.	81,227	1,452,339
Dime Community Bancshares, Inc.	22,773	457,737
Eagle Bancorp Montana, Inc.	2,880	35,712
Eagle Bancorp, Inc.	17,724	420,768
East West Bancorp, Inc.	82,969	5,220,409
Eastern Bankshares, Inc.	101,224	1,210,639
Enterprise Bancorp, Inc.	7,478	202,130
Enterprise Financial Services Corp.	22,406	878,539
Esquire Financial Holdings, Inc.	4,195	195,361
ESSA Bancorp, Inc.	869	14,504
Farmers & Merchants Bancorp, Inc.	8,160	159,120
Farmers National Banc Corp.	18,770	231,059
Fidelity D & D Bancorp, Inc. (b)	2,521	130,663
Fifth Third Bancorp	402,886	11,663,550
Financial Institutions, Inc.	9,689	168,201
FinWise BanCorp (a)	1,122	12,869
First Bancorp, North Carolina	22,629	709,193
First Bancshares, Inc.	15,614	400,499
First Bank Hamilton New Jersey (b)	14,532	177,145
First Busey Corp.	27,899	605,408
First Business Finance Services, Inc.	4,740	165,805
First Capital, Inc. (b)	2,233	60,135
First Citizens Bancshares, Inc.	7,834	11,499,450
First Community Bankshares, Inc.	10,669	348,450
First Community Corp. (b)	3,875	68,355
First Financial Bancorp, Ohio	55,952	1,130,790
First Financial Bankshares, Inc.	83,525	2,192,531
First Financial Corp., Indiana	8,773	335,567
First Financial Northwest, Inc.	9,975	119,999
First Guaranty Bancshares, Inc.	8,053	76,584
First Hawaiian, Inc.	72,880	1,432,092
First Internet Bancorp	8,345	183,089
First Interstate Bancsystem, Inc.	63,592	1,646,397
First Merchants Corp.	33,152	1,016,772
First Mid-Illinois Bancshares, Inc.	11,244	348,452
First Northwest Bancorp	7,546	111,379
First of Long Island Corp.	15,039	171,144
First Savings Financial Group, Inc.	2,781	41,214
First U.S. Bancshares, Inc.	3,641	33,406
First Western Financial, Inc. (a)	3,616	60,026
Five Star Bancorp	9,325	213,076
Flushing Financial Corp.	19,436	274,631
FNCB Bancorp, Inc.	3,698	22,114
Franklin Financial Services Corp. (b)	854	28,489
FS Bancorp, Inc.	6,150	186,653
Fulton Financial Corp.	96,952	1,379,627
FVCBankcorp, Inc. (a)	8,579	95,742
German American Bancorp, Inc.	16,332	470,688
Great Southern Bancorp, Inc.	7,786	395,607
Greene County Bancorp, Inc.	10,452	262,345
Grupo Financiero Galicia SA sponsored ADR (b)	30,914	531,103
Hancock Whitney Corp.	49,885	2,057,756
Hanmi Financial Corp.	18,233	303,397
HarborOne Bancorp, Inc.	36,797	405,871
Hawthorn Bancshares, Inc.	2,980	63,295
HBT Financial, Inc.	16,600	311,250
Heartland Financial U.S.A., Inc.	29,421	909,992
Heritage Commerce Corp.	41,991	356,504
Heritage Financial Corp., Washington	21,942	391,006
Hingham Institution for Savings (b)	1,454	237,002
HMN Financial, Inc.	3,382	60,200
Home Bancorp, Inc.	7,434	270,969
Home Federal Bancorp, Inc. (b)	813	10,512
HomeStreet, Inc.	11,829	79,846
HomeTrust Bancshares, Inc.	11,346	261,866
Hope Bancorp, Inc.	64,741	634,462
Horizon Bancorp, Inc. Indiana	24,746	269,484
Huntington Bancshares, Inc.	860,523	9,689,489
Independent Bank Corp.	26,861	1,531,614
Independent Bank Corp.	10,908	235,831
Independent Bank Group, Inc.	23,847	922,402
Inter & Co., Inc. Class A (a)(b)	171,237	900,707
International Bancshares Corp.	38,617	1,732,745
Investar Holding Corp.	8,715	95,952
John Marshall Bankcorp, Inc.	8,444	166,769
Kearny Financial Corp.	43,102	340,506
Lakeland Bancorp, Inc.	32,751	405,785
Lakeland Financial Corp.	14,621	812,197
Landmark Bancorp, Inc.	3,217	62,378
LCNB Corp.	12,147	176,860
Luther Burbank Corp.	22,484	192,688
Macatawa Bank Corp.	20,908	203,017
Magyar Bancorp, Inc.	3,540	34,515
Mainstreet Bancshares, Inc.	1,715	35,706
Mercantile Bank Corp.	10,866	373,682
Meridian Corp.	3,732	48,927
Metrocity Bankshares, Inc.	11,608	231,928
Mid Penn Bancorp, Inc.	7,980	160,558
Middlefield Banc Corp. (b)	3,285	93,130
Midland States Bancorp, Inc.	11,372	256,780
MidWestOne Financial Group, Inc.	11,723	246,886
MVB Financial Corp. (b)	6,258	125,097
National Bankshares, Inc. (b)	4,034	109,079
NBT Bancorp, Inc.	26,897	955,650
Northeast Bank	7,547	386,935
Northeast Community Bancorp, Inc.	1,901	31,880
Northfield Bancorp, Inc.	31,683	302,256
Northrim Bancorp, Inc.	5,057	249,664
Northwest Bancshares, Inc.	66,416	739,874
Norwood Financial Corp.	3,432	95,101
Oak Valley Bancorp Oakdale California	5,385	140,602
OceanFirst Financial Corp.	33,684	466,860
Old National Bancorp, Indiana	170,141	2,533,399
Old Point Financial Corp.	2,955	48,048
Old Second Bancorp, Inc.	25,984	366,115
OP Bancorp	5,419	50,017
OptimumBank Holdings, Inc. (a)	3,813	12,888
Orange County Bancorp, Inc. (b)	3,212	153,566
Orrstown Financial Services, Inc.	7,486	179,140
Pacific Premier Bancorp, Inc.	55,843	1,257,584
PacWest Bancorp	74,073	558,510
Parke Bancorp, Inc.	4,103	74,100
Partners Bancorp	4,331	30,967
Pathward Financial, Inc.	17,376	861,676
Patriot National Bancorp, Inc. (a)	1,781	8,994
PB Bankshares, Inc. (a)(b)	871	10,417
PCB Bancorp	9,838	152,489
Peapack-Gladstone Financial Corp.	10,114	251,232
Penns Woods Bancorp, Inc. (b)	4,912	100,254
Peoples Bancorp of North Carolina	3,497	94,769
Peoples Bancorp, Inc.	19,099	562,084
Peoples Financial Services Corp.	4,449	188,994
Pinnacle Financial Partners, Inc.	45,098	3,272,762
Pioneer Bancorp, Inc. (a)	10,879	90,024
Plumas Bancorp	2,105	70,707
Ponce Financial Group, Inc. (a)	13,052	116,424
Popular, Inc.	42,175	3,112,093
Preferred Bank, Los Angeles	7,653	471,654
Premier Financial Corp.	24,001	479,300
Primis Financial Corp.	16,511	165,275
Princeton Bancorp, Inc.	4,666	153,838
Provident Bancorp, Inc. (a)	14,544	141,949
QCR Holdings, Inc.	8,225	408,618
RBB Bancorp	8,755	133,776
Red River Bancshares, Inc.	3,386	171,941
Republic Bancorp, Inc., Kentucky Class A	10,388	487,717
Richmond Mutual Bancorp., Inc.	1,852	21,113
Riverview Bancorp, Inc.	15,015	89,790
S&T Bancorp, Inc.	26,065	729,559
Sandy Spring Bancorp, Inc.	26,534	584,279
SB Financial Group, Inc.	4,710	64,056
Seacoast Banking Corp., Florida	48,482	1,126,722
Shore Bancshares, Inc.	20,732	247,540
Sierra Bancorp	9,675	181,310
Simmons First National Corp. Class A	79,631	1,273,300
SmartFinancial, Inc.	10,154	216,991
Sound Financial Bancorp, Inc.	1,189	42,638
South Plains Financial, Inc.	9,325	242,450
Southern California Bancorp (a)	474	6,925
Southern First Bancshares, Inc. (a)	4,670	137,205
Southern Missouri Bancorp, Inc.	6,368	274,397
Southern States Bancshares, Inc.	3,439	86,388
Southside Bancshares, Inc. (b)	16,588	455,009
Southstate Corp.	44,763	3,314,700
Sterling Bancorp, Inc. (a)	23,636	132,125
Stock Yards Bancorp, Inc.	19,408	856,281
Summit Financial Group, Inc.	11,557	270,087
Summit State Bank	3,743	50,456
TC Bancshares, Inc. (b)	3,351	43,697
Territorial Bancorp, Inc.	4,189	33,470
Texas Capital Bancshares, Inc. (a)	28,669	1,573,355
TFS Financial Corp. (b)	171,062	2,259,729
The First Bancorp, Inc.	6,787	169,607
Third Coast Bancshares, Inc. (a)	9,897	167,754
Timberland Bancorp, Inc./Washington	5,704	166,215
TowneBank	42,448	1,114,684
Trico Bancshares	18,864	649,299
Triumph Bancorp, Inc. (a)	13,714	930,769
Trustco Bank Corp., New York	10,680	286,651
Trustmark Corp.	33,488	767,210
UMB Financial Corp.	28,273	2,026,043
Union Bankshares, Inc.	2,643	75,881
United Bankshares, Inc., West Virginia	78,785	2,608,571
United Community Bank, Inc.	66,126	1,630,006
United Security Bancshares, California	1,456	11,604
Unity Bancorp, Inc.	6,284	172,370
Univest Corp. of Pennsylvania	13,955	263,610
USCB Financial Holdings, Inc. (a)	5,067	58,676
Valley National Bancorp	299,036	2,721,228
Veritex Holdings, Inc.	33,332	637,974
VersaBank	1,224	9,596
Virginia National Bankshares C	1,968	69,352
WaFd, Inc.	37,556	1,003,872
Washington Trust Bancorp, Inc.	8,141	217,690
WesBanco, Inc.	35,638	948,684
West Bancorp., Inc.	9,814	173,806
Westamerica Bancorp.	15,600	791,076
Western New England Bancorp, Inc.	19,217	150,853
William Penn Bancorp, Inc. (b)	6,289	78,298
Wintrust Financial Corp.	36,131	3,095,343
WSFS Financial Corp.	38,651	1,490,769
Zions Bancorp NA	88,340	3,147,554
		165,828,104
Capital Markets - 1.3%
AGM Group Holdings, Inc. (a)	12,918	20,023
Alti Global, Inc. Class A (a)	37,389	283,035
ARYA Sciences Acquisition Corp. IV Class A (a)(b)	7,609	83,242
B. Riley Financial, Inc. (b)	16,689	307,078
Beneficient Class A (b)	18,443	9,174
BGC Group, Inc. Class A	223,158	1,450,527
Capital Southwest Corp.	11,251	253,373
Carlyle Group LP	204,801	7,020,578
Chavant Capital Acquisition Corp. (a)	3,004	33,855
CME Group, Inc.	210,267	45,913,902
Coinbase Global, Inc. (a)(b)	110,546	13,787,297
Compass Digital Acquisition Corp. (a)	2,546	27,064
CONX Corp. Class A (a)	52,403	553,900
Crescent Capital BDC, Inc. (b)	12,883	214,888
Diamond Hill Investment Group, Inc.	1,539	247,148
Freedom Holding Corp. (a)(b)	34,943	2,844,710
Frontier Investment Corp. Class A (a)(b)	1,728	20,736
Futu Holdings Ltd. ADR (a)	56,237	3,032,299
GCM Grosvenor, Inc. Class A (b)	18,023	145,446
Golden Arrow Merger Corp. Class A (a)	14,438	153,043
Good Works II Acquisition Corp. (a)(c)	1,091	0
Hamilton Lane, Inc. Class A	20,275	1,983,909
Hennessy Advisors, Inc.	4,729	31,353
Heritage Global, Inc. (a)	28,350	79,380
Horizon Technology Finance Corp.	7,992	98,621
Hywin Holdings Ltd. ADR (a)(b)	6,913	47,631
Interactive Brokers Group, Inc.	62,213	4,842,660
Investcorp Credit Management BDC, Inc.	16,938	62,332
Kernel Group Holdings, Inc. (a)	14,179	152,282
Khosla Ventures Acquisition Co. (a)	24,574	259,624
Lion Group Holding Ltd. ADR (a)(b)	237	296
Logan Ridge Finance Corp.	3,628	81,122
LPL Financial	44,722	9,941,701
Magic Empire Global Ltd. (b)	8,293	7,298
MarketAxess Holdings, Inc.	21,970	5,275,436
MarketWise, Inc. Class A (b)	23,374	74,563
Morningstar, Inc.	24,757	7,015,144
NASDAQ, Inc.	336,100	18,767,824
New Mountain Finance Corp.	53,270	682,921
Northern Trust Corp.	120,247	9,529,575
Open Lending Corp. (a)	64,281	410,756
Patria Investments Ltd.	31,353	443,958
Perception Capital Corp. III Class A (a)	3,205	33,524
Perella Weinberg Partners Class A	23,081	270,509
PhenixFIN Corp. (a)(b)	762	28,861
Prestige Wealth, Inc. (b)	4,836	8,995
Puyi, Inc. ADR (a)(b)	12,308	43,324
Quadro Acquisition One Corp. (a)	7,900	84,846
Robinhood Markets, Inc. (a)	454,458	3,999,230
Runway Growth Finance Corp. (b)	18,253	229,440
SEI Investments Co.	68,891	4,041,835
Siebert Financial Corp. (a)(b)	14,080	26,611
Silvercrest Asset Management Group Class A	8,360	130,249
Solowin Holdings	4,183	11,545
StepStone Group, Inc. Class A	36,507	935,309
StoneX Group, Inc. (a)	17,024	1,040,677
T. Rowe Price Group, Inc.	127,159	12,732,431
Top Financial Group Ltd. (a)	22,649	99,429
Top KingWin Ltd. (A Shares) (b)	2,225	3,471
TPG, Inc. (b)	38,127	1,334,445
Tradeweb Markets, Inc. Class A	66,641	6,457,513
Trinity Capital, Inc. (b)	14,443	213,179
Twelve Seas Investment Co. II (a)(b)	11,088	122,744
U.S. Global Investors, Inc. Class A	8,407	24,801
Up Fintech Holdings Ltd. ADR (a)(b)	76,368	339,074
Value Line, Inc.	5,984	251,627
Victory Capital Holdings, Inc.	38,183	1,227,583
Vinci Partners Investments Ltd.	27,294	275,396
Virtu Financial, Inc. Class A	59,093	1,062,492
Virtus Investment Partners, Inc.	4,040	790,305
XP, Inc. Class A	244,452	5,693,287
		177,702,436
Consumer Finance - 0.1%
7GC & Co. Holdings, Inc. Class A (a)	32,267	310,409
Atlanticus Holdings Corp. (a)(b)	8,115	250,510
Consumer Portfolio Services, Inc. (a)(b)	11,397	108,044
Credit Acceptance Corp. (a)(b)	7,326	3,347,982
Encore Capital Group, Inc. (a)(b)	13,454	602,739
EZCORP, Inc. (non-vtg.) Class A (a)(b)	28,924	237,177
FirstCash Holdings, Inc.	26,698	2,990,176
Jiayin Group, Inc. ADR	7,317	37,609
Katapult Holdings, Inc. (a)(b)	1,863	20,493
LendingTree, Inc. (a)	9,665	171,071
LexinFintech Holdings Ltd. ADR	76,837	136,770
Medallion Financial Corp. (b)	10,141	96,644
Mogo, Inc. (a)	7,509	9,687
Navient Corp.	74,042	1,268,339
NerdWallet, Inc. (a)	28,927	339,892
Nicholas Financial, Inc. (a)(b)	5,880	43,218
Oportun Financial Corp. (a)	16,861	43,839
Pintec Technology Holdings Ltd. ADR (a)	4,579	5,266
PRA Group, Inc. (a)	22,082	409,179
Qifu Technology, Inc. ADR	81,777	1,269,179
Senmiao Technology Ltd. (a)(b)	1,673	534
SLM Corp.	144,139	2,166,409
SoFi Technologies, Inc. (a)(b)	557,228	4,062,192
Upstart Holdings, Inc. (a)(b)	49,438	1,322,961
World Acceptance Corp. (a)(b)	3,798	423,287
		19,673,606
Financial Services - 0.7%
10X Capital Venture Acquisition Corp. II (a)	12,375	118,800
26 Capital Acquisition Corp. Class A (a)(c)	12,701	140,600
A SPAC II Acquisition Corp. (a)	1,314	14,257
A-Mark Precious Metals, Inc. (b)	13,443	385,276
Acacia Research Corp. (a)	32,872	119,654
Accretion Acquisition Corp. (a)	21,695	228,882
Ace Global Business Acquisition Ltd. (a)(b)	1,407	16,420
Achari Ventures Holdings Corp. I (a)	6,078	65,278
Aetherium Acquisition Corp. Class A (a)	2,757	29,969
Affirm Holdings, Inc. (a)(b)	141,685	4,875,381
Agba Group Holding Ltd. (a)(b)	16,117	7,639
Alerus Financial Corp.	9,517	173,876
Alpha Partners Technology Merger Corp. (a)	3,079	32,791
AltEnergy Acquisition Corp. Class A (a)	5,588	59,959
Altitude Acquisition Corp. Class A (a)	41,097	423,299
AppTech Payments Corp. (a)(b)	8,070	13,316
APx Acquisition Corp. I (a)	932	10,355
Armada Acquisition Corp. I (a)	3,747	40,355
Arogo Capital Acquisition Corp. Class A (a)	393	4,201
Arrowroot Acquisition Corp. Class A (a)	12,427	130,484
Atlantic Coastal Acquisition Corp. Class A (a)	23,913	251,565
Atlantic Coastal Acquisition Corp. II (a)	20,710	218,905
Aurora Technology Acquisition Corp. Class A (a)	5,792	63,422
AvidXchange Holdings, Inc. (a)	115,788	1,235,458
Better Home & Finance Holding Class A (a)(b)	97,994	44,881
Bleuacacia Ltd. Class A (a)	49,905	527,995
Blockchain Coinvestors Acquisition Corp. I Class A (a)	8,779	95,164
Blue Ocean Acquisition Corp. Class A (a)	2,316	24,897
Blue World Acquisition Corp. (a)	1,202	13,174
Breeze Holdings Acquisition Corp. (a)	4,436	48,796
Brilliant Acquisition Corp. (a)(b)	3,624	34,863
Burtech Acquisition Corp. (a)	1,508	16,045
byNordic Acquisition Corp. (a)	1,547	16,816
BYTE Acquisition Corp. Class A (a)	22,232	236,993
Cactus Acquisition Corp. 1 Ltd. (a)	3,647	40,008
Canna-Global Acquisition Corp. (a)	8,321	89,700
Cantaloupe, Inc. (a)	40,019	282,934
Cartesian Growth Corp. II (a)	1,226	13,376
Cass Information Systems, Inc.	9,021	373,018
CF Acquisition Corp. IV Class A (a)	46,639	493,441
Chain Bridge I Class A (a)	10,302	111,365
Chenghe Acquisition I Co. (a)	1,962	21,680
Clean Earth Acquisitions Corp. Class A (a)	11,386	110,444
Clean Energy Special Situations Corp. (a)	9,227	97,345
Clean Energy Special Situations Corp. rights (a)(c)	13,177	0
ClimateRock Class A (a)	1,009	11,089
Corner Growth Acquisition Corp. (a)	56,099	598,576
Corner Growth Acquisition Corp. 2 Class A (a)	11,080	124,096
Deep Medicine Acquisition Corp. Class A (a)	17,971	207,565
DHC Acquisition Corp. (a)	10,827	115,524
Digital Health Acquisition Corp. (a)(b)	1,431	18,202
Digital World Acquisition Corp. (a)(b)	17,141	297,568
Disruptive Acquisition Corp. I (a)	16,328	173,730
Dlocal Ltd. (a)	95,462	1,646,720
DP Cap Acquisition Corp. I Class A (a)	13,096	142,746
Dune Acquisition Corp. (a)	26,227	171,000
Edify Acquisition Corp. (a)	20,978	227,611
Edoc Acquisition Corp. Class A (a)(b)	1,443	16,667
Enact Holdings, Inc.	94,039	2,605,821
Energem Corp. Class A (a)	2,351	26,425
ESGEN Acquisition Corp. Class A (a)	18,269	205,709
Euronet Worldwide, Inc. (a)	27,816	2,426,112
ExcelFin Acquisition Corp. Class A (a)	5,852	62,324
Fat Projects Acquisition Corp. (a)(c)	19,891	217,011
Feutune Light Acquisition Corp. Class A (a)	2,313	25,050
Finnovate Acquisition Corp. Class A (a)	9,027	99,387
FinServ Acquisition Corp. II Class A (a)	23,391	241,395
Fintech Ecosystem Development Corp. Class A (a)	4,440	47,641
FlexShopper, Inc. (a)(b)	15,072	21,704
Flywire Corp. (a)	67,830	1,580,439
Focus Impact Acquisition Corp. Class A (a)	4,454	48,638
Focus Impact BH3 Acquisition Co. (a)	4,180	43,138
Future FinTech Group, Inc. (a)(b)	9,290	6,783
Future Health ESG Corp. (a)	3,358	35,427
Future Health ESG Corp. warrants 12/31/28 (a)(c)	3,358	0
Genesis Growth Tech Acquisition Corp. (a)(b)	712	8,558
Global Blockchain Acquisition Corp. (a)	4,366	46,061
Global Partner Acquisition Corp. II Class A (a)	17,671	194,381
Global Systems Dynamics, Inc. (a)	3,884	42,763
Global Technology Acquisition Corp. I Class A (a)	10,407	113,228
Globalink Investment, Inc. (a)	1,432	15,552
Goal Acquisitions Corp. (a)	26,402	283,293
Gores Holdings IX, Inc. (a)	9,086	95,130
HCM Acquisition Corp. (a)	2,102	23,311
Healthcare AI Acquisition Corp. (a)	11,891	129,850
Healthwell Acquisition Corp. I (a)	3,420	35,842
i3 Verticals, Inc. Class A (a)	11,916	239,869
Inception Growth Acquisition Ltd. (a)	10,120	107,778
Innovative International Acquisition Corp. Class A (a)	9,009	85,540
Integral Acquisition Corp. 1 (a)	96	1,032
International Media Acquisition Corp. (a)	6,803	76,670
International Money Express, Inc. (a)	29,956	624,583
IX Acquisition Corp. Class A (a)	9,209	101,299
Jack Henry & Associates, Inc.	42,472	6,739,882
Jupiter Acquisition Corp. (a)	4,922	46,267
Keyarch Acquisition Corp. (a)	1,717	18,561
LAMF Global Ventures Corp. I (a)	13,867	148,932
Landcadia Holdings IV, Inc. Class A (a)	41,748	433,762
Lesaka Technologies, Inc. (a)(b)	31,755	113,048
Liberty Resources Acquisition Corp. Class A (a)	2,495	27,121
LIV Capital Acquisition Corp. II (a)	1,805	19,783
LM Funding America, Inc. (a)	6,078	1,915
Maquia Capital Acquisition Corp. Class A (a)	23,541	270,722
Marblegate Acquisition Corp. (a)	13,895	145,064
Marqeta, Inc. Class A (a)	276,757	1,757,407
Merchants Bancorp	24,579	827,083
Metal Sky Star Acquisition Corp. (a)	8,579	93,683
Moringa Acquisition Corp. Class A (a)	5,285	57,342
Mountain & Co. I Acquisition Corp. (a)	5,102	57,244
Mountain Crest Acquisition Corp. IV (a)(b)	2,322	21,014
Mountain Crest Acquisition Corp. V (a)(b)	17,855	190,156
Mr. Cooper Group, Inc. (a)	39,623	2,397,984
New Providence Acquisition Corp. II Class A (a)	4,950	52,272
Newbury Street Acquisition Corp. (a)	6,961	74,552
Newcourt Acquisition Corp. Class A (a)	10,488	115,892
Newtekone, Inc. (b)	13,878	187,769
NMI Holdings, Inc. (a)	48,402	1,331,055
Nocturne Acquisition Corp. (a)	17,571	201,539
Northern Revival Acquisition C Class A (a)	11,713	127,906
Nova Vision Acquisition Corp. (a)	150	1,704
Nuvei Corp. (d)	37,066	760,965
OCA Acquisition Corp. Class A (a)	4,699	50,091
OceanTech Acquisitions I Corp. Class A (a)	1,749	19,431
Onyx Acquisition Co. I Class A (a)	10,724	117,964
Oxus Acquisition Corp. (a)	8,028	89,592
Payoneer Global, Inc. (a)	207,406	1,074,363
PayPal Holdings, Inc. (a)	639,566	36,845,397
Paysign, Inc. (a)	29,027	68,213
PepperLime Health Acquisition Corp. Class A (a)	6,370	68,987
Phoenix Biotech Acquisition Corp. (a)	10,588	115,409
PHP Ventures Acquisition Corp. Class A (a)	1,807	20,202
Plum Acquisition Corp. I Class A (a)	5,279	57,119
Pono Capital Two, Inc. (a)	1,716	18,593
Power & Digital Infrastructure Acquisition II Corp. (a)	8,938	95,905
PowerUp Acquisition Corp. Class A (a)	5,288	57,428
Priority Technology Holdings, Inc. (a)	38,686	116,058
Priveterra Acquisition Corp. Ii Class A (a)	22,542	244,806
Prospector Capital Corp. Class A (a)	31,201	337,595
Redwoods Acquisition Corp. (a)	3,048	32,583
Relativity Acquisition Corp. Class A (a)(c)	3,558	43,692
Remitly Global, Inc. (a)	108,326	2,333,342
Repay Holdings Corp. (a)	52,937	397,028
Revelstone Capital Acquisition Corp. (a)	2,588	27,666
Rose Hill Acquisition Corp. Class A (a)(b)(c)	5,199	60,620
Roth CH Acquisition Co. Class A (a)	23,623	257,018
Roth CH Acquisition V Co. (a)	9,516	101,345
Ryvyl, Inc. (a)(b)	5,794	19,642
Screaming Eagle Acquisition Corp. (a)	4,370	46,147
Security National Financial Corp. Class A	8,162	64,970
Semper Paratus Acquisition Corp. Class A (a)	5,967	65,816
SEP Acquisition Corp. Class A (a)	3,678	38,803
Sezzle, Inc.	1,024	10,230
Sizzle Acquisition Corp. (a)	9,756	106,828
SK Growth Opportunities Corp. (a)	4,169	45,192
Slam Corp. (a)	13,396	145,481
SportsMap Tech Acquisition Corp. (a)	7,111	77,012
StoneBridge Acquisition Corp. (a)	6,965	77,869
StoneCo Ltd. Class A (a)	171,284	2,672,030
Swiftmerge Acquisition Corp. Class A (a)	2,080	21,923
SWK Holdings Corp. (a)	5,279	86,153
Target Global Acquisition I Corp. (a)	1,634	17,909
TG Venture Acquisition Corp. (a)	3,713	40,249
The OLB Group, Inc. (a)(b)	1,982	1,665
Thunder Bridge Capital Partner IV, Inc. (a)	4,843	49,544
Thunder Bridge Capital Partners III, Inc. Class A (a)	19,136	196,335
Usio, Inc. (a)	12,705	21,217
Vision Sensing Acquisition Corp. Class A (a)	3,183	35,299
Waterstone Financial, Inc.	16,746	204,469
Welsbach Technology Metals Acquisition Corp. (a)	1,791	19,110
Western Acquisition Ventures Corp. (a)	1,125	12,240
WinVest Acquisition Corp. (a)	241	2,651
XBP Europe Holdings, Inc. Class A (a)	11,894	225,986
Yotta Acquisition Corp. (a)	5,156	54,654
		88,252,410
Insurance - 0.6%
Abacus Life, Inc. (a)(b)	19,820	138,740
American Coastal Insurance Cor (a)(b)	26,080	215,682
Amerisafe, Inc.	9,587	461,710
Arch Capital Group Ltd. (a)	219,123	18,338,404
Atlantic American Corp.	8,809	17,089
Brighthouse Financial, Inc. (a)	38,115	1,983,123
BRP Group, Inc. (a)	37,986	664,375
Cheche Group, Inc. (b)	18,560	144,954
Cincinnati Financial Corp.	91,430	9,398,090
Conifer Holdings, Inc. (a)(b)	3,312	3,511
Donegal Group, Inc. Class A (b)	18,229	259,399
eHealth, Inc. (a)	15,654	116,309
Enstar Group Ltd. (a)	9,292	2,551,955
Erie Indemnity Co. Class A	27,319	8,076,589
Fanhua, Inc. ADR (a)	18,931	123,430
FG Financial Group, Inc.	3,213	3,920
GoHealth, Inc. (a)(b)	5,108	65,791
Goosehead Insurance (a)	13,644	999,832
Greenlight Capital Re, Ltd. (a)	9,561	105,936
Hallmark Financial Services, Inc. (a)	824	1,236
Huize Holding Ltd. ADR (a)	8,820	7,850
International General Insurance Holdings Ltd. (b)	24,436	287,367
Investors Title Co.	1,165	176,160
James River Group Holdings Ltd.	24,967	224,204
Kingstone Companies, Inc. (a)	5,340	13,670
Maiden Holdings Ltd. (a)	58,891	105,415
Marpai, Inc. (a)	9,436	19,438
Midwest Holding, Inc. (a)(b)	1,336	35,017
National Western Life Group, Inc.	1,897	909,858
NI Holdings, Inc. (a)	13,483	179,594
Oxbridge Re Holdings Ltd. (a)	5,511	5,897
Palomar Holdings, Inc. (a)	14,601	854,305
Principal Financial Group, Inc.	143,072	10,563,006
Reliance Global Group, Inc. (a)(b)	213	190
Root, Inc. (a)(b)	5,335	51,589
Safety Insurance Group, Inc.	8,823	678,753
Selective Insurance Group, Inc.	35,768	3,637,248
Skyward Specialty Insurance Group, Inc.	22,296	729,079
Tian Ruixiang Holdings Ltd. (a)	301	211
Tiptree, Inc.	21,813	406,594
Trupanion, Inc. (a)(b)	25,005	643,129
United Fire Group, Inc.	16,750	349,908
Vericity, Inc. (a)	6,650	73,416
Willis Towers Watson PLC	60,906	15,001,148
		78,623,121
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. (b)	383,364	3,381,270
Manhattan Bridge Capital, Inc.	8,746	40,494
New York Mortgage Trust, Inc.	71,130	625,233
Seven Hills Realty Trust	3,019	34,356
		4,081,353
TOTAL FINANCIALS		534,161,030
HEALTH CARE - 7.2%
Biotechnology - 4.1%
180 Life Sciences Corp. (a)	844	229
2seventy bio, Inc. (a)	27,817	50,905
4D Molecular Therapeutics, Inc. (a)	23,849	303,359
4D Pharma PLC ADR (a)(b)(c)	2,099	3,463
89Bio, Inc. (a)	45,672	367,203
Aadi Bioscience, Inc. (a)(b)	14,902	78,385
Abcam PLC ADR (a)	128,747	3,086,066
Abeona Therapeutics, Inc. (a)	15,253	73,214
Abivax SA ADR	7,080	71,862
Absci Corp. (a)	47,941	80,061
ABVC BioPharma, Inc. (a)(b)	4,991	6,289
AC Immune SA (a)(b)	40,914	135,425
ACADIA Pharmaceuticals, Inc. (a)	95,870	2,135,984
Acelyrin, Inc.	58,099	390,425
Achieve Life Sciences, Inc. (a)(b)	10,358	59,973
Achilles Therapeutics PLC ADR (a)	21,590	17,836
Acorda Therapeutics, Inc. (a)(b)	306	3,133
Acrivon Therapeutics, Inc. (b)	12,387	50,167
Acumen Pharmaceuticals, Inc. (a)(b)	32,313	77,551
Acurx Pharmaceuticals, Inc. (a)(b)	11,329	39,878
Adagene, Inc. ADR (a)(b)	10,309	16,701
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	26,195	6,549
rights (a)(c)	26,195	2,881
Adaptimmune Therapeutics PLC sponsored ADR (a)(b)	117,909	58,955
Adicet Bio, Inc. (a)	21,229	25,050
Aditxt, Inc. (a)	2,863	11,366
ADMA Biologics, Inc. (a)	126,829	469,267
Adverum Biotechnologies, Inc. (a)	61,084	49,399
Aerovate Therapeutics, Inc. (a)	16,329	256,529
Aeterna Zentaris, Inc. (a)(b)	3,659	7,318
Affimed NV (a)(b)	135,947	61,176
Agenus, Inc. (a)	231,850	180,171
Agios Pharmaceuticals, Inc. (a)(b)	32,726	727,499
Aileron Therapeutics, Inc. (a)(b)	4,039	8,563
Ainos, Inc. (a)(b)	9,901	5,842
Akari Therapeutics PLC sponsored ADR (a)(b)	1,512	4,445
Akebia Therapeutics, Inc. (a)(b)	131,481	139,370
Akero Therapeutics, Inc. (a)	31,661	530,005
Akouos, Inc. (CVR) (c)	22,594	18,753
Alaunos Therapeutics, Inc. (a)(b)	301,454	19,956
Albireo Pharma, Inc. rights (a)(c)	10,788	0
Aldeyra Therapeutics, Inc. (a)(b)	34,897	96,665
Alector, Inc. (a)	52,237	283,125
Aligos Therapeutics, Inc. (a)(b)	30,622	21,435
Alkermes PLC (a)	96,579	2,331,417
Allakos, Inc. (a)	51,824	115,049
Allogene Therapeutics, Inc. (a)(b)	95,936	225,450
Allovir, Inc. (a)(b)	63,966	120,256
Alnylam Pharmaceuticals, Inc. (a)	73,057	12,291,840
Alpine Immune Sciences, Inc. (a)	33,832	524,396
Alterity Therapeutics Ltd. ADR (a)(b)	1,212	2,182
Altimmune, Inc. (a)(b)	64,125	202,635
Alvotech SA (a)(b)	60,492	574,674
ALX Oncology Holdings, Inc. (a)(b)	28,697	224,984
Alzamend Neuro, Inc. (a)(b)	12,705	15,373
Amarin Corp. PLC ADR (a)(b)	214,385	167,649
Ambrx Biopharma, Inc.	63,211	729,455
Amgen, Inc.	312,054	84,142,241
Amicus Therapeutics, Inc. (a)	168,225	1,853,840
AnaptysBio, Inc. (a)	16,195	228,997
Anavex Life Sciences Corp. (a)(b)	53,320	384,437
Anika Therapeutics, Inc. (a)	7,769	170,219
Anixa Biosciences, Inc. (a)(b)	24,102	80,501
Annexon, Inc. (a)(b)	31,339	78,034
Apellis Pharmaceuticals, Inc. (a)	69,218	3,728,774
Apogee Therapeutics, Inc.	28,264	551,431
Apollomics, Inc. (b)	57,224	54,077
Applied Therapeutics, Inc. (a)	54,337	114,651
Aptevo Therapeutics, Inc. (a)	7,524	1,407
Aptorum Group Ltd. (a)	2,413	3,595
Aptose Biosciences, Inc. (a)(b)	2,162	5,254
AquaBounty Technologies, Inc. (a)(b)	1,986	3,396
Aravive, Inc. (a)(b)	28,938	4,225
Arbutus Biopharma Corp. (a)(b)	118,928	243,802
ARCA Biopharma, Inc. (a)(b)	25,116	45,711
Arcellx, Inc. (a)	28,543	1,499,364
Arcturus Therapeutics Holdings, Inc. (a)	16,236	388,690
Arcutis Biotherapeutics, Inc. (a)(b)	56,707	104,341
Ardelyx, Inc. (a)(b)	135,238	609,923
Argenx SE ADR (a)	17,425	7,851,879
Arrowhead Pharmaceuticals, Inc. (a)	63,182	1,339,458
Ars Pharmaceuticals, Inc. (a)(b)	56,544	273,108
Ascendis Pharma A/S sponsored ADR (a)	33,747	3,389,211
Aslan Pharmaceuticals Ltd. ADR (a)	7,968	5,500
Assembly Biosciences, Inc. (a)	29,090	20,366
Astria Therapeutics, Inc. (a)	24,874	115,664
Atara Biotherapeutics, Inc. (a)(b)	70,653	46,631
Atossa Therapeutics, Inc. (a)(b)	78,035	57,988
Atreca, Inc. (a)(b)	11,273	2,477
aTyr Pharma, Inc. (a)	16,950	22,035
Aura Biosciences, Inc. (a)	19,371	155,355
Aurinia Pharmaceuticals, Inc. (a)(b)	81,739	706,225
Autolus Therapeutics PLC ADR (a)(b)	86,256	369,176
Avalo Therapeutics, Inc. (a)(b)	181,599	12,694
Avid Bioservices, Inc. (a)	34,832	177,295
Avidity Biosciences, Inc. (a)	46,824	365,695
Avita Medical, Inc. (a)	15,597	166,264
AVROBIO, Inc. (a)	27,974	36,926
Barinthus Biotherapeutics PLC ADR (a)	11,568	34,704
Beam Therapeutics, Inc. (a)(b)	45,071	1,265,594
BeiGene Ltd. ADR (a)	24,793	4,634,803
Benitec Biopharma, Inc. (a)(b)	696	2,248
BeyondSpring, Inc. (a)(b)	20,183	17,256
Bicycle Therapeutics PLC ADR (a)(b)	17,144	246,874
Bio-Path Holdings, Inc. (a)(b)	15,100	8,456
BioAtla, Inc. (a)(b)	25,698	45,485
BioCardia, Inc. (a)(b)	32,443	20,154
BioCryst Pharmaceuticals, Inc. (a)	116,545	685,285
Biodexa Pharmaceuticals PLC ADR (a)	1,957	7,084
Biogen, Inc. (a)	84,430	19,763,374
BioLine RX Ltd. sponsored ADR (a)(b)	39,993	57,990
BioMarin Pharmaceutical, Inc. (a)	109,430	9,966,884
Biomea Fusion, Inc. (a)	23,592	355,531
BioNTech SE ADR (a)	55,298	5,552,472
Biora Therapeutics, Inc. (a)(b)	17,248	21,388
BioRestorative Therapies, Inc. (a)(b)	3,862	7,222
BioVie, Inc. (a)(b)	22,798	41,036
BioXcel Therapeutics, Inc. (a)(b)	20,250	76,950
Black Diamond Therapeutics, Inc. (a)(b)	27,314	63,915
Blue Water Biotech, Inc. (a)	3,818	916
bluebird bio, Inc. (a)(b)	62,808	239,927
Blueprint Medicines Corp. (a)	35,974	2,505,229
Bolt Biotherapeutics, Inc. (a)(b)	25,402	21,668
BrainStorm Cell Therpeutic, Inc. (a)(b)	23,733	6,622
BriaCell Therapeutics Corp. (a)(b)	7,229	37,952
Briapro Therapeutics Corp. (c)	7,229	0
BridgeBio Pharma, Inc. (a)	95,680	2,746,973
Burning Rock Biotech Ltd. ADR (a)(b)	25,600	21,251
C4 Therapeutics, Inc. (a)	24,762	40,362
Cabaletta Bio, Inc. (a)	25,238	405,070
Candel Therapeutics, Inc. (a)	13,241	11,904
Capricor Therapeutics, Inc. (a)(b)	21,871	64,957
Cardiff Oncology, Inc. (a)(b)	23,812	29,289
Cardio Diagnostics Holdings, Inc. (a)(b)	11,944	24,366
CareDx, Inc. (a)	30,301	294,223
Cargo Therapeutics, Inc.	19,976	298,641
Caribou Biosciences, Inc. (a)(b)	51,196	300,521
Carisma Therapeutics, Inc. (b)	25,736	61,766
Carisma Therapeutics, Inc. rights (a)(c)	92,579	1
Carmell Therapeutics Corp. Class A (a)(b)	1,017	2,553
Cartesian Therapeutics, Inc. (a)(b)	116,771	157,641
CASI Pharmaceuticals Holdings, Inc. (b)	22,221	124,215
Catalyst Pharmaceutical Partners, Inc. (a)	60,399	871,558
Celcuity, Inc. (a)	11,581	169,893
Celldex Therapeutics, Inc. (a)	31,912	964,062
Cellectar Biosciences, Inc. (a)(b)	11,964	29,551
Cellectis SA sponsored ADR (a)(b)	10,776	32,112
Celularity, Inc. Class A (a)(b)	107,886	22,980
Centessa Pharmaceuticals PLC ADR (a)(b)	33,539	201,234
Century Therapeutics, Inc. (a)	33,174	45,448
Cerevel Therapeutics Holdings (a)	104,404	2,707,196
Cervomed, Inc. (a)(b)	1,576	15,539
Checkpoint Therapeutics, Inc. (a)(b)	11,705	31,135
Chemomab Therapeutics Ltd. ADR (a)(b)	11,737	6,326
Chimerix, Inc. (a)	65,226	63,439
Chinook Therapeutics, Inc. rights (a)(c)	11,497	0
Cibus, Inc. (a)(b)	10,085	126,768
Cidara Therapeutics, Inc. (a)(b)	66,465	47,150
Clementia Pharmaceuticals, Inc. rights (a)(c)	21,066	0
Clene, Inc. (a)(b)	39,010	17,086
Codiak Biosciences, Inc. (a)(c)	21,826	0
Coeptis Therapeutics Holdings (a)	8,692	10,170
Cogent Biosciences, Inc. (a)	46,536	356,931
Cogent Biosciences, Inc. rights (a)(c)	12,548	0
Coherus BioSciences, Inc. (a)(b)	63,798	135,890
Collplant Biotechnologies Ltd. (a)	5,925	32,588
Compass Pathways PLC ADR (a)(b)	15,328	91,661
Compass Therapeutics, Inc. (a)	65,981	108,869
Concert Pharmaceuticals, Inc. rights (a)(c)	24,247	0
Connect Biopharma Holdings Ltd. ADR (a)(b)	27,961	32,155
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	2,168	14,504
Corvus Pharmaceuticals, Inc. (a)(b)	47,461	72,615
Crinetics Pharmaceuticals, Inc. (a)	39,187	1,245,755
CRISPR Therapeutics AG (a)(b)	46,207	3,083,393
Cue Biopharma, Inc. (a)(b)	20,320	50,800
Cullinan Oncology, Inc. (a)	24,800	203,112
CureVac NV (a)(b)	129,800	700,920
Curis, Inc. (a)(b)	3,644	52,146
Cyclacel Pharmaceuticals, Inc. (a)(b)	10,654	3,196
Cyclerion Therapeutics, Inc. (a)	2,508	5,417
Cyclo Therapeutics, Inc. (a)(b)	6,976	10,045
Cyteir Therapeutics, Inc. (a)(b)	22,035	66,766
Cytokinetics, Inc. (a)(b)	56,697	1,898,216
CytoMed Therapeutics Pte Ltd.	2,597	9,583
CytomX Therapeutics, Inc. (a)(b)	30,189	41,963
Day One Biopharmaceuticals, Inc. (a)	51,311	594,181
DBV Technologies SA sponsored ADR (a)(b)	38,779	28,696
Deciphera Pharmaceuticals, Inc. (a)	46,038	580,539
Denali Therapeutics, Inc. (a)	78,747	1,458,394
Dermata Therapeutics, Inc. (a)(b)	991	739
DermTech, Inc. (a)(b)	15,538	25,016
Design Therapeutics, Inc. (a)	30,666	73,598
DiaMedica Therapeutics, Inc. (a)	42,740	104,286
Dianthus Therapeutics, Inc. (a)	2,787	31,159
Dianthus Therapeutics, Inc. rights (a)(c)	44,600	0
Disc Medicine, Inc. (a)	14,409	795,089
Disc Medicine, Inc. rights (a)(c)	10,484	0
Dominari Holdings, Inc. (a)(b)	4,540	10,351
Dyadic International, Inc. (a)	48,866	82,584
Dynavax Technologies Corp. (a)(b)	71,327	977,180
Dyne Therapeutics, Inc. (a)	37,527	415,799
Eagle Pharmaceuticals, Inc. (a)	7,885	46,127
Edesa Biotech, Inc. (a)(b)	2,825	9,407
Editas Medicine, Inc. (a)(b)	70,869	746,251
Effector Therapeutics, Inc. Class A (a)(b)	41,457	21,989
Eiger Biopharmaceuticals, Inc. (a)(b)	23,309	7,927
Eledon Pharmaceuticals, Inc. (a)	10,482	12,054
Elevation Oncology, Inc. (a)	12,156	6,467
Elicio Therapeutics, Inc. (a)(b)	1,660	10,209
Eliem Therapeutics, Inc. (a)(b)	14,651	37,214
Elutia, Inc. (a)(b)	2,648	4,872
Enanta Pharmaceuticals, Inc. (a)	11,608	108,419
enGene Holdings, Inc. (b)	2,651	20,280
Enlivex Therapeutics Ltd. (a)(b)	10,420	19,173
Entera Bio Ltd. (a)(b)	17,597	12,346
Entrada Therapeutics, Inc. (a)(b)	20,746	269,076
Equillium, Inc. (a)(b)	18,701	10,845
Erasca, Inc. (a)	85,238	144,905
Essa Pharma, Inc. (a)(b)	26,858	142,885
Estrella Immunopharma, Inc. (a)(b)	1,582	2,674
Eterna Therapeutics, Inc. (a)(b)	1,165	1,083
Evaxion Biotech A/S ADR (a)(b)	2,428	1,940
Evelo Biosciences, Inc. (a)(b)	11,595	4,639
Evogene Ltd. (a)(b)	59,007	40,125
Exact Sciences Corp. (a)	105,543	6,754,752
Exagen, Inc. (a)	8,533	16,042
Exelixis, Inc. (a)	186,212	4,061,284
Exicure, Inc. (a)	2,041	986
Exscientia Ltd. ADR (a)(b)	26,738	163,102
F-star Therapeutics, Inc.:
rights (a)(c)	1,855	0
rights (a)(c)	1,855	0
Fate Therapeutics, Inc. (a)	62,224	154,938
Fennec Pharmaceuticals, Inc. (a)(b)	19,507	167,760
FibroGen, Inc. (a)(b)	87,203	48,171
Finch Therapeutics Group, Inc. (a)(b)	849	3,651
Flexion Therapeutics, Inc. rights (a)(c)	69,500	1
Foghorn Therapeutics, Inc. (a)	25,990	110,458
Fortress Biotech, Inc. (a)(b)	4,000	7,920
Freeline Therapeutics Holdings PLC ADR (a)	2,493	15,955
Fresh Tracks Therapeutics, Inc. (a)(b)	2,323	1,963
Fresh2 Group Ltd. sponsored ADR (a)(b)	3,401	3,469
Fusion Pharmaceuticals, Inc. (a)	39,346	217,977
G1 Therapeutics, Inc. (a)(b)	27,957	52,559
Gain Therapeutics, Inc. (a)(b)	10,062	21,533
Galapagos NV sponsored ADR (a)	10,095	377,856
Galectin Therapeutics, Inc. (a)(b)	67,748	132,109
Galecto, Inc. (a)(b)	11,725	7,387
Galera Therapeutics, Inc. (a)(b)	88,915	12,670
Galmed Pharmaceuticals Ltd. (a)	1,813	644
Gamida Cell Ltd. (a)	83,843	25,991
Genelux Corp.	16,033	190,793
Generation Bio Co. (a)	37,567	42,451
Genetron Holdings Ltd. ADR (a)(b)	4,086	15,036
Genfit ADR (a)	3,215	10,449
Genmab A/S ADR (a)(b)	25,641	810,512
Genprex, Inc. (a)(b)	35,156	8,508
GeoVax Labs, Inc. (a)(b)	6,138	2,630
Geron Corp. (a)	312,049	602,255
Gilead Sciences, Inc.	727,743	55,745,114
GlycoMimetics, Inc. (a)	30,238	49,590
Gossamer Bio, Inc. (a)	124,059	97,039
Gracell Biotechnologies, Inc. ADR (a)(b)	43,334	211,037
Graphite Bio, Inc. (a)	25,741	58,432
Greenwich Lifesciences, Inc. (a)(b)	7,220	84,474
Gri Bio, Inc. (a)	318	199
Grifols SA ADR (a)	70,799	686,042
Gritstone Bio, Inc. (a)	54,463	70,802
Gt Biopharma, Inc. (a)(b)	30,673	6,748
Gyre Therapeutics, Inc. (a)(b)	5,917	139,168
Gyre Therapeutics, Inc. rights (a)(c)	25,124	0
Halozyme Therapeutics, Inc. (a)	77,113	2,977,333
Harpoon Therapeutics, Inc. (a)(b)	9,562	101,357
HCW Biologics, Inc. (a)(b)	23,272	26,763
Heron Therapeutics, Inc. (a)(b)	84,141	103,493
HilleVax, Inc. (a)(b)	26,311	360,724
Homology Medicines, Inc. (a)(b)	29,351	15,585
Hookipa Pharma, Inc. (a)	36,883	20,986
Humacyte, Inc. Class A (a)(b)	62,178	164,772
I-Mab ADR (a)(b)	34,347	53,581
Icosavax, Inc. (a)	33,716	341,206
Ideaya Biosciences, Inc. (a)(b)	37,682	1,185,099
IGM Biosciences, Inc. (a)(b)	20,964	141,297
Immatics NV (a)	47,124	416,576
Immix Biopharma, Inc. (a)(b)	13,727	70,145
Immucell Corp. (a)	2,008	9,116
Immuneering Corp. (a)(b)	18,326	120,219
Immunic, Inc. (a)(b)	24,307	28,925
ImmunityBio, Inc. (a)(b)	388,496	1,429,665
Immunocore Holdings PLC ADR (a)	18,711	986,631
ImmunoGen, Inc. (a)	148,678	4,363,699
Immunome, Inc. (a)(b)	12,265	91,497
Immunovant, Inc. (a)	85,021	3,326,872
Immutep Ltd. ADR (a)(b)	18,722	37,257
Impel Pharmaceuticals, Inc. (a)(b)	15,005	6,295
Imunon, Inc. (a)	4,368	3,931
IMV, Inc. (a)(b)	4,882	34
In8bio, Inc. (a)	16,760	13,911
Incyte Corp. (a)	129,490	7,036,487
Indaptus Therapeutics, Inc. (a)(b)	14,123	31,777
InflaRx NV (a)(b)	36,236	48,919
Inhibikase Therapeutics, Inc. (a)(b)	3,272	3,068
Inhibrx, Inc. (a)	25,469	528,991
Inmune Bio, Inc. (a)(b)	10,829	102,334
Inovio Pharmaceuticals, Inc. (a)(b)	144,978	57,150
Inozyme Pharma, Inc. (a)(b)	38,459	148,067
Insmed, Inc. (a)	83,379	2,086,143
Instil Bio, Inc. (a)(b)	47,996	16,261
Intellia Therapeutics, Inc. (a)	55,719	1,650,954
Intensity Therapeutics, Inc. (b)	1,645	4,063
Inventiva SA ADR (a)(b)	2,231	9,259
Invivyd, Inc. (a)	63,289	96,832
IO Biotech, Inc. (a)	12,730	14,894
Ionis Pharmaceuticals, Inc. (a)	83,546	4,133,021
Iovance Biotherapeutics, Inc. (a)	153,249	930,221
Ironwood Pharmaceuticals, Inc. Class A (a)	96,141	951,796
iTeos Therapeutics, Inc. (a)	21,888	204,872
Janux Therapeutics, Inc. (a)	25,387	221,629
Jasper Therapeutics, Inc. (a)	96,591	59,394
Kala Bio, Inc. (a)(b)	1,482	8,966
Kalvista Pharmaceuticals, Inc. (a)	36,836	310,896
Kamada Ltd. (a)(b)	25,878	122,403
Karuna Therapeutics, Inc. (a)	21,824	4,172,967
Karyopharm Therapeutics, Inc. (a)(b)	79,537	61,243
Kazia Therapeutics Ltd. sponsored ADR (a)	4,948	2,882
Keros Therapeutics, Inc. (a)	16,946	514,142
Kezar Life Sciences, Inc. (a)	32,480	27,205
Kineta, Inc.	3,022	11,997
Kineta, Inc. rights (a)(c)	39,785	0
Kiniksa Pharmaceuticals Ltd. (a)	21,394	345,941
Kinnate Biopharma, Inc. (a)	26,452	60,046
Kintara Therapeutics, Inc. (a)(b)	30,458	10,356
Kodiak Sciences, Inc. (a)	28,125	68,063
Korro Bio, Inc. (a)(b)	4,111	172,292
Korro Bio, Inc. rights (a)(c)	14,063	0
Kronos Bio, Inc. (a)(b)	20,542	24,445
Krystal Biotech, Inc. (a)	16,598	1,730,010
Kura Oncology, Inc. (a)	44,818	433,390
Kymera Therapeutics, Inc. (a)	32,215	668,783
Lantern Pharma, Inc. (a)	6,838	27,010
Larimar Therapeutics, Inc. (a)	29,412	100,883
LAVA Therapeutics NV (a)(b)	11,124	16,686
Leap Therapeutics, Inc. (a)(b)	15,519	34,918
Legend Biotech Corp. ADR (a)	46,908	2,852,945
Lexeo Therapeutics, Inc.	9,546	121,425
Lexicon Pharmaceuticals, Inc. (a)(b)	148,331	157,231
LianBio ADR (a)(b)	25,027	102,110
Lisata Therapeutics, Inc. (a)(b)	2,010	4,432
Lixte Biotechnology Holdings, Inc. (a)(b)	2,579	6,164
Longeveron, Inc. (a)(b)	5,000	9,800
Lumos Pharma, Inc. (a)	10,037	28,706
Lyell Immunopharma, Inc. (a)(b)	152,875	264,474
Macrogenics, Inc. (a)	36,272	297,793
Madrigal Pharmaceuticals, Inc. (a)(b)	10,908	2,217,596
Mainz Biomed NV (a)(b)	15,189	17,315
MannKind Corp. (a)	152,736	552,904
Marker Therapeutics, Inc. (a)	5,272	14,551
MDxHealth SA (a)(b)	2,882	9,309
MediciNova, Inc. (a)	25,966	46,998
Medipacific, Inc. rights (a)(c)	30,249	0
MEI Pharma, Inc. (b)	3,186	19,562
MeiraGTx Holdings PLC (a)(b)	34,724	181,259
Mereo Biopharma Group PLC ADR (a)(b)	96,630	201,957
Merrimack Pharmaceuticals, Inc. (a)	5,307	66,974
Mersana Therapeutics, Inc. (a)	71,488	117,955
Merus BV (a)(b)	33,166	820,527
Mesoblast Ltd. sponsored ADR (a)(b)	7,548	10,265
MiMedx Group, Inc. (a)	67,985	528,243
Mineralys Therapeutics, Inc. (b)	26,099	173,819
Minerva Neurosciences, Inc. (a)	6,000	47,100
MiNK Therapeutics, Inc. (a)(b)	19,029	19,980
Mirati Therapeutics, Inc. (a)	40,170	2,279,648
Mirum Pharmaceuticals, Inc. (a)(b)	28,013	898,377
Moderna, Inc. (a)	223,305	17,350,799
Molecular Partners AG ADR (a)	1,070	4,676
Molecular Templates, Inc. (a)(b)	3,477	16,968
Moleculin Biotech, Inc. (a)(b)	15,561	9,316
Monopar Therapeutics, Inc. (a)	13,453	4,036
Monte Rosa Therapeutics, Inc. (a)	25,626	79,441
Moonlake Immunotherapeutics (a)(b)	32,085	1,408,852
Morphic Holding, Inc. (a)	27,838	659,761
Morphosys AG sponsored ADR (a)	11,928	81,588
Mural Oncology PLC	9,480	34,223
Mustang Bio, Inc. (a)(b)	3,059	4,405
Myriad Genetics, Inc. (a)	46,945	896,180
Nanobiotix SA ADR (a)	5,809	33,808
Natera, Inc. (a)	70,147	3,924,725
Neoleukin Therapeutics, Inc. (a)	4,505	15,587
Neubase Therapeutics, Inc. (a)	985	972
Neurobo Pharmaceuticals, Inc. (a)(b)	915	410
Neurobo Pharmaceuticals, Inc. rights (a)(c)	612	0
Neurocrine Biosciences, Inc. (a)	56,963	6,641,316
NeuroSense Therapeutics Ltd. (a)	11,963	15,432
NewAmsterdam Pharma Co. NV (b)	47,324	461,882
Neximmune, Inc. (a)(b)	477	1,178
NextCure, Inc. (a)	15,140	17,865
Nkarta, Inc. (a)(b)	31,469	83,078
NKGen Biotech, Inc. (a)	10,882	37,543
Notable Labs, Inc. (a)(b)	1,153	4,289
Novavax, Inc. (a)(b)	71,283	392,057
NuCana PLC ADR (a)	18,775	7,735
Nurix Therapeutics, Inc. (a)(b)	35,104	218,347
Nuvalent, Inc. Class A (a)	33,115	2,164,728
Nuvectis Pharma, Inc. (a)(b)	10,226	86,921
Ocean Biomedical, Inc. Class A (a)(b)	34,144	27,056
Ocugen, Inc. (a)(b)	495,122	191,464
OKYO Pharma Ltd. (a)	12,090	20,311
Olema Pharmaceuticals, Inc. (a)	32,913	459,136
Omega Therapeutics, Inc. (a)(b)	31,631	72,435
Omniab, Inc. (c)	3,424	13,730
Omniab, Inc. (c)	3,424	13,011
OncoCyte Corp. (a)(b)	3,392	12,890
Oncolytics Biotech, Inc. (a)(b)	41,942	60,816
Oncternal Therapeutics, Inc. (a)(b)	28,548	10,506
Oncternal Therapeutics, Inc. rights (a)(c)	4,319	0
OpGen, Inc. (a)(b)	1,305	557
Opthea Ltd. ADR (a)(b)	5,049	13,733
Orchard Therapeutics PLC ADR (a)	5,823	94,391
Organogenesis Holdings, Inc. Class A (a)	77,438	197,467
Organovo Holdings, Inc. (a)(b)	6,946	8,127
Orgenesis, Inc. (a)(b)	14,931	6,892
ORIC Pharmaceuticals, Inc. (a)(b)	34,488	272,455
Outlook Therapeutics, Inc. (a)	167,492	80,396
Ovid Therapeutics, Inc. (a)	42,215	125,590
Oyster Point Pharma, Inc. rights (a)(c)	14,178	0
Passage Bio, Inc. (a)	20,164	12,726
PDS Biotechnology Corp. (a)(b)	17,716	93,186
PepGen, Inc. (a)	16,036	78,576
PharmaCyte Biotech, Inc. (a)(b)	26,211	59,761
Pharming Group NV ADR (a)(b)	2,093	23,504
PHAXIAM Therapeutics SA ADR sponsored (a)(b)	254	1,016
Phio Pharmaceuticals Corp. (a)(b)	2,856	3,142
Pieris Pharmaceuticals, Inc. (a)	22,483	4,593
Pluri, Inc. (a)(b)	25,169	15,101
Plus Therapeutics, Inc. (a)(b)	8,899	15,128
PMV Pharmaceuticals, Inc. (a)	27,975	64,063
Point Biopharma Global, Inc. (a)	64,547	877,839
Portage Biotech, Inc. (a)(b)	9,081	11,942
Poseida Therapeutics, Inc. (a)	58,642	156,574
Praxis Precision Medicines, Inc. (a)(b)	8,734	158,959
Precigen, Inc. (a)(b)	148,608	166,441
Precision BioSciences, Inc. (a)	58,211	20,671
Prelude Therapeutics, Inc. (a)	34,715	114,907
Prime Medicine, Inc. (a)(b)	55,414	402,306
ProKidney Corp. (a)(b)	40,355	67,796
ProMIS Neurosciences, Inc. (a)	8,622	10,519
ProQR Therapeutics BV (a)(b)	46,671	72,340
Protagenic Therapeutics, Inc. (a)	5,007	3,755
Protagonist Therapeutics, Inc. (a)	39,372	716,964
Prothena Corp. PLC (a)	32,938	1,073,120
PTC Therapeutics, Inc. (a)	44,393	1,021,927
Puma Biotechnology, Inc. (a)	25,266	98,537
PureTech Health PLC ADR (a)(b)	566	10,924
Pyxis Oncology, Inc. (a)	24,675	39,233
Qualigen Therapeutics, Inc. (a)	4,888	3,612
Quince Therapeutics, Inc. (a)(b)	15,115	13,452
Quoin Pharmaceuticals Ltd.:
ADR (a)(b)	95	480
rights (a)(c)	3,438,400	34
Radius Health, Inc. (a)(c)	26,855	0
Rallybio Corp. (a)(b)	26,280	50,195
RAPT Therapeutics, Inc. (a)	19,960	289,819
RayzeBio, Inc.	32,077	765,999
Recursion Pharmaceuticals, Inc. (a)(b)	119,910	821,384
Regeneron Pharmaceuticals, Inc. (a)	62,279	51,306,063
Regeneron Pharmaceuticals, Inc. rights (a)(c)	16,049	0
REGENXBIO, Inc. (a)	24,986	487,727
Regulus Therapeutics, Inc. (a)(b)	9,205	12,151
Relay Therapeutics, Inc. (a)(b)	70,041	554,024
Reneo Pharmaceuticals, Inc. (a)(b)	22,988	145,744
Renovaro Biosciences, Inc. (a)	41,259	137,392
RenovoRx, Inc. (a)(b)	3,794	2,428
Repare Therapeutics, Inc. (a)(b)	26,544	136,702
Repligen Corp. (a)	32,545	5,117,701
Replimune Group, Inc. (a)	35,292	394,565
Revolution Medicines, Inc. (a)	96,381	2,248,569
Rezolute, Inc. (a)(b)	7,752	5,985
Rhythm Pharmaceuticals, Inc. (a)(b)	33,504	1,120,039
Rigel Pharmaceuticals, Inc. (a)	96,903	110,469
Rocket Pharmaceuticals, Inc. (a)	50,878	1,186,984
Roivant Sciences Ltd. (a)	456,416	4,363,337
S.A.B. Biotherapeutics, Inc. (a)(b)	14,671	14,260
Sage Therapeutics, Inc. (a)	35,207	689,353
Sagimet Biosciences, Inc. (b)	12,774	48,797
Salarius Pharmaceuticals, Inc. (a)	1,402	995
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)(b)	122,366	1
Sana Biotechnology, Inc. (a)(b)	113,057	459,011
Sangamo Therapeutics, Inc. (a)	109,965	47,285
Sarepta Therapeutics, Inc. (a)	54,607	4,438,457
Savara, Inc. (a)	87,624	337,352
Scholar Rock Holding Corp. (a)(b)	40,958	515,661
Scinai Immunotherapeutics Ltd. ADR (a)	1,376	991
Seagen, Inc. (a)	109,206	23,283,811
Sellas Life Sciences Group, Inc. (a)(b)	22,014	22,895
Sensei Biotherapeutics, Inc. (a)(b)	16,931	12,190
Senti Biosciences, Inc. (a)(b)	28,123	12,096
Sera Prognostics, Inc. (a)(b)	16,037	31,112
Seres Therapeutics, Inc. (a)	89,776	93,367
Shattuck Labs, Inc. (a)	21,179	41,511
Shuttle Pharmaceuticals Holding, Inc. (a)	4,926	2,463
Sigilon Therapeutics, Inc. rights (a)(c)	1,064	8,054
Silence Therapeutics PLC ADR (a)(b)	22,427	288,635
Sinovac Biotech Ltd. (a)(c)	27,717	179,329
Societal Cdmo, Inc. (a)	28,664	10,609
Soleno Therapeutics, Inc. (a)(b)	18,115	539,102
Solid Biosciences, Inc. (a)	4,251	11,988
Soligenix, Inc. (a)(b)	3,602	3,531
Spectrum Pharmaceuticals, Inc. rights (a)(c)	111,379	1
Spero Therapeutics, Inc. (a)(b)	16,553	18,870
SpringWorks Therapeutics, Inc. (a)(b)	37,448	1,138,045
Spruce Biosciences, Inc. (a)	9,482	13,275
Spyre Therapeutics, Inc. (a)(b)	3,629	67,717
Spyre Therapeutics, Inc. rights (a)(c)	34,317	0
Stoke Therapeutics, Inc. (a)(b)	30,371	115,106
Summit Therapeutics, Inc. (a)(b)	417,100	846,713
Sunshine Biopharma, Inc. (a)(b)	20,179	5,852
Surface Oncology, Inc. rights (a)(c)	23,135	0
Surrozen, Inc. (a)	16,964	8,143
Sutro Biopharma, Inc. (a)(b)	41,361	107,952
Synaptogenix, Inc. (a)(b)	5,004	1,296
Syndax Pharmaceuticals, Inc. (a)	39,094	650,720
Synlogic, Inc. (a)	4,776	11,940
Syros Pharmaceuticals, Inc. (a)(b)	6,421	17,658
T2 Biosystems, Inc. (a)(b)	1,983	7,020
Tango Therapeutics, Inc. (a)(b)	61,892	470,379
Taysha Gene Therapies, Inc. (a)	109,633	192,954
Tempest Therapeutics, Inc. (a)(b)	11,414	40,120
Tenax Therapeutics, Inc. (a)	30,661	10,701
Tenaya Therapeutics, Inc. (a)	38,054	71,542
TG Therapeutics, Inc. (a)(b)	87,478	1,120,593
Theratechnologies, Inc. (a)(b)	25,681	40,833
Tiziana Life Sciences Ltd. (a)(b)	55,884	32,972
Tobira Therapeutics, Inc. rights (a)(c)	6,103	0
TONIX Pharmaceuticals Holding (a)(b)	2,448	1,268
Tourmaline Bio, Inc.	2,126	39,863
TRACON Pharmaceuticals, Inc. (a)(b)	73,317	14,993
TransCode Therapeutics, Inc. (a)(b)	43,770	10,767
Travere Therapeutics, Inc. (a)	45,850	287,938
Trevena, Inc. (a)(b)	7,457	4,392
TriSalus Life Sciences, Inc. Class A (a)(b)	17,239	68,956
TScan Therapeutics, Inc. (a)(b)	27,303	178,289
Turnstone Biologics Corp.	13,738	29,949
Twist Bioscience Corp. (a)(b)	32,492	781,433
Tyra Biosciences, Inc. (a)(b)	26,217	307,001
Ultragenyx Pharmaceutical, Inc. (a)	48,391	1,879,990
Unicycive Therapeutics, Inc. (a)(b)	26,109	13,381
uniQure B.V. (a)(b)	26,841	181,982
United Therapeutics Corp. (a)	27,157	6,517,680
UNITY Biotechnology, Inc. (a)	7,705	14,794
UroGen Pharma Ltd. (a)(b)	19,633	258,959
Vaccinex, Inc. (a)(b)	2,627	1,968
Valneva SE ADR (a)(b)	359	4,434
Vanda Pharmaceuticals, Inc. (a)	35,063	130,434
Vaxart, Inc. (a)(b)	167,528	119,783
Vaxcyte, Inc. (a)	55,415	2,868,835
Vaxxinity, Inc. Class A (a)(b)	60,825	51,592
VBI Vaccines, Inc. (a)(b)	9,359	5,758
Vera Therapeutics, Inc. (a)	26,943	365,078
Veracyte, Inc. (a)	42,321	1,083,418
Verastem, Inc. (a)(b)	13,417	92,443
Vericel Corp. (a)	27,110	963,489
Vertex Pharmaceuticals, Inc. (a)	150,634	53,446,450
Verve Therapeutics, Inc. (a)(b)	35,737	403,113
Vigil Neuroscience, Inc. (a)	24,515	77,958
Viking Therapeutics, Inc. (a)	61,432	750,699
Vincerx Pharma, Inc. (a)	9,297	6,043
Vir Biotechnology, Inc. (a)	76,218	723,309
Viracta Therapeutics, Inc. (a)(b)	25,757	12,544
Viridian Therapeutics, Inc. (a)	34,364	575,253
Viridian Therapeutics, Inc. rights (a)(c)	30,380	0
Virios Therapeutics, Inc. (a)(b)	22,023	12,531
VistaGen Therapeutics, Inc. (a)	15,852	56,909
Vor Biopharma, Inc. (a)(b)	41,263	76,337
Voyager Therapeutics, Inc. (a)	24,889	180,694
vTv Therapeutics, Inc. Class A (a)(b)	1,119	15,991
Werewolf Therapeutics, Inc. (a)(b)	21,598	52,915
Windtree Therapeutics, Inc. (a)(b)	381	442
X4 Pharmaceuticals, Inc. (a)	89,336	69,682
Xbiotech, Inc. (a)(b)	15,395	60,348
Xencor, Inc. (a)	34,666	635,774
Xenetic Biosciences, Inc. (a)	2,070	6,810
Xenon Pharmaceuticals, Inc. (a)	37,217	1,361,398
Xilio Therapeutics, Inc. (a)	15,714	14,928
XOMA Corp. (a)(b)	7,259	107,724
XTL Biopharmaceuticals Ltd. ADR (a)(b)	8,903	9,170
Y-mAbs Therapeutics, Inc. (a)	24,521	152,275
Yield10 Bioscience, Inc. (a)(b)	7,586	2,048
YS Biopharma Co. Ltd. (a)(b)	13,608	7,757
Zai Lab Ltd. ADR (a)(b)	35,050	956,515
Zentalis Pharmaceuticals, Inc. (a)	40,276	453,105
Zura Bio Ltd. Class A (a)(b)	28,536	138,400
Zymeworks, Inc. (a)	36,674	325,298
ZyVersa Therapeutics, Inc. Class A (a)	4,076	265
		558,658,884
Health Care Equipment & Supplies - 1.6%
Abiomed, Inc. (c)	25,491	70,865
Accelerate Diagnostics, Inc. (a)(b)	8,348	36,063
Accuray, Inc. (a)(b)	50,472	131,732
Acutus Medical, Inc. (a)(b)	11,416	2,741
Aethlon Medical, Inc. (a)(b)	3,199	6,142
Align Technology, Inc. (a)	44,435	9,500,203
Alpha Tau Medical Ltd. Class A (a)(b)	35,716	117,148
Alphatec Holdings, Inc. (a)	78,416	930,798
Angiodynamics, Inc. (a)	20,081	131,129
Apyx Medical Corp. (a)(b)	20,572	48,550
Aspira Women's Health, Inc. (a)(b)	4,278	13,604
Atricure, Inc. (a)	26,828	951,857
Atrion Corp. (b)	1,094	337,335
Avinger, Inc. (a)(b)	205	599
AxoGen, Inc. (a)	22,322	146,209
Axonics Modulation Technologies, Inc. (a)	29,334	1,642,411
Beyond Air, Inc. (a)(b)	24,913	39,363
Biomerica, Inc. (a)(b)	5,860	5,391
BioSig Technologies, Inc. (a)(b)	38,946	10,138
Bioventus, Inc. (a)(b)	38,014	152,056
BrainsWay Ltd. ADR (a)(b)	3,457	21,675
Cerus Corp. (a)	100,964	162,552
Check Capital Ltd. (a)(b)	2,932	8,796
ClearPoint Neuro, Inc. (a)(b)	13,370	77,011
Co.-Diagnostics, Inc. (a)(b)	17,214	20,313
Cue Health, Inc. (a)	79,656	27,720
Cutera, Inc. (a)(b)	11,405	19,389
CVRx, Inc. (a)	11,732	240,154
CytoSorbents Corp. (a)(b)	21,655	25,986
Delcath Systems, Inc. (a)(b)	16,704	45,936
Dentsply Sirona, Inc.	122,450	3,887,788
DexCom, Inc. (a)	227,116	26,236,440
Eargo, Inc. (a)(b)	10,658	27,817
EDAP TMS SA sponsored ADR (a)(b)	22,764	118,828
Ekso Bionics Holdings, Inc. (a)(b)	5,843	10,225
electroCore, Inc. (a)(b)	10,983	61,724
Embecta Corp.	34,326	629,539
ENDRA Life Sciences, Inc. (a)(b)	1,773	1,734
Envoy Medical, Inc. Class A (a)(b)	14,692	33,057
Envveno Medical Corp. (a)	20,487	70,885
Establishment Labs Holdings, Inc. (a)(b)	14,793	379,440
Femasys, Inc. (a)(b)	18,182	17,313
Fonar Corp. (a)	3,366	64,055
GE Healthcare Holding LLC	263,895	18,066,252
Heartbeam, Inc. (a)(b)	12,874	18,667
Helius Medical Technologies, Inc. (U.S.) (a)(b)	54	335
Hologic, Inc. (a)	140,444	10,013,657
Hyperfine, Inc. (a)(b)	37,729	48,293
IceCure Medical Ltd. (a)(b)	3,905	4,256
ICU Medical, Inc. (a)	13,899	1,219,776
IDEXX Laboratories, Inc. (a)	47,962	22,341,659
Inari Medical, Inc. (a)	34,046	2,032,206
InMode Ltd. (a)	47,785	1,134,894
Inogen, Inc. (a)	13,301	77,412
Inspira Technologies Oxy BHN Ltd. (a)	2,924	3,216
InspireMD, Inc. (a)(b)	18,244	42,144
Insulet Corp. (a)	40,821	7,718,843
Integra LifeSciences Holdings Corp. (a)	47,719	1,870,108
Intuitive Surgical, Inc. (a)	204,885	63,686,453
InVivo Therapeutics Holdings Corp. (a)	1,757	1,211
INVO Bioscience, Inc. (a)	5,055	9,453
IRadimed Corp.	7,986	350,905
iRhythm Technologies, Inc. (a)	17,743	1,513,123
Iridex Corp. (a)(b)	16,237	41,404
Jin Medical International Ltd. (b)	5,327	128,594
Kewaunee Scientific Corp. (a)	1,782	31,720
KORU Medical Systems, Inc. (a)	31,356	70,865
Lantheus Holdings, Inc. (a)	40,398	2,893,305
LeMaitre Vascular, Inc.	12,899	679,777
LENSAR, Inc. (a)	5,527	13,762
LivaNova PLC (a)	30,687	1,376,312
LogicMark, Inc. (a)(b)	303	333
Lucid Diagnostics, Inc. (a)(b)	11,733	17,365
LumiraDx Ltd. (a)(b)	214,442	36,991
Masimo Corp. (a)	30,943	2,901,216
Medigus Ltd. ADR (b)	510	1,530
Meihua International Medical Technologies Co. Ltd. (a)(b)	16,753	30,490
Merit Medical Systems, Inc. (a)	32,665	2,337,507
Microbot Medical, Inc. (a)(b)	2,681	3,378
Minerva Surgical, Inc. (a)(b)	5,134	9,498
Modular Medical, Inc. (a)(b)	16,946	22,030
Monogram Orthopaedics, Inc. (b)	15,368	56,862
Motus GI Holdings, Inc. (a)(b)	2,643	12,581
Nano-X Imaging Ltd. (a)(b)	31,916	213,837
NanoVibronix, Inc. (a)(b)	1,284	1,348
Nemaura Medical, Inc. (a)(b)	11,700	2,656
Neogen Corp. (a)(b)	129,217	2,192,812
Neovasc, Inc. rights (a)(c)	854	0
NeuroMetrix, Inc. (a)	332	1,278
Neuronetics, Inc. (a)	7,893	14,365
NeuroOne Medical Technologies Corp. (a)(b)	15,540	22,533
NeuroPace, Inc. (a)(b)	16,625	149,459
NEXGEL, Inc. (a)	546	1,037
Novocure Ltd. (a)	62,449	766,249
Nyxoah SA (a)(b)	3,633	18,710
Omnicell, Inc. (a)	26,121	871,397
OraSure Technologies, Inc. (a)	41,450	303,414
Orchestra BioMed Holdings, Inc. (a)(b)	22,556	140,298
Orthofix International NV (a)	24,866	274,769
OrthoPediatrics Corp. (a)	15,188	468,246
Outset Medical, Inc. (a)(b)	27,961	146,516
PAVmed, Inc. (a)(b)	45,379	14,022
PetVivo Holdings, Inc. (a)(b)	12,298	9,922
Predictive Oncology, Inc. (a)(b)	6,561	21,454
Pro-Dex, Inc. (a)	3,523	57,214
PROCEPT BioRobotics Corp. (a)	29,855	1,106,725
Profound Medical Corp. (a)(b)	11,639	124,188
ProSomnus, Inc. (b)	7,965	5,735
Pulmonx Corp. (a)	24,714	269,383
Pulse Biosciences, Inc. (a)(b)	36,940	333,568
QuidelOrtho Corp. (a)	38,636	2,655,452
ReWalk Robotics Ltd. (a)(b)	29,639	21,957
Rockwell Medical Technologies, Inc. (a)(b)	20,574	36,725
RxSight, Inc. (a)	21,683	653,959
Sanara Medtech, Inc. (a)(b)	4,584	148,522
SeaStar Medical Holding Corp. (Class A) (a)(b)	26,907	13,693
Semler Scientific, Inc. (a)	4,084	157,397
Sensus Healthcare, Inc. (a)	10,687	25,863
Shockwave Medical, Inc. (a)	21,484	3,750,032
SI-BONE, Inc. (a)	21,575	409,062
Sientra, Inc. (a)(b)	18,831	15,492
Sight Sciences, Inc. (a)(b)	27,950	95,310
Silk Road Medical, Inc. (a)(b)	23,220	216,643
Spectral Ai, Inc. (a)(b)	10,463	29,715
Staar Surgical Co. (a)(b)	27,969	877,108
STRATA Skin Sciences, Inc. (a)(b)	17,447	8,706
SurModics, Inc. (a)	7,764	254,814
Tactile Systems Technology, Inc. (a)	14,426	192,299
Talis Biomedical Corp. (a)(b)	906	6,931
Tandem Diabetes Care, Inc. (a)	38,972	788,793
Tela Bio, Inc. (a)	13,651	71,122
Tenon Medical, Inc. (a)	5,102	9,949
The Cooper Companies, Inc.	28,235	9,512,936
Thermogenesis Holdings, Inc. (a)(b)	146	121
TransMedics Group, Inc. (a)	18,860	1,427,325
Treace Medical Concepts, Inc. (a)	35,737	313,056
Trinity Biotech PLC sponsored ADR (a)	5,165	2,464
UFP Technologies, Inc. (a)	5,073	844,452
Utah Medical Products, Inc.	2,529	213,195
Varex Imaging Corp. (a)	23,722	447,160
Venus Concept, Inc. (a)(b)	1,875	2,850
Vivani Medical, Inc. (a)(b)	5,648	5,366
Zimvie, Inc. (a)	17,620	166,509
Zynex, Inc. (a)(b)	24,118	220,921
		218,408,128
Health Care Providers & Services - 0.4%
23andMe Holding Co. Class A (a)(b)	182,416	156,969
Acadia Healthcare Co., Inc. (a)	53,420	3,899,126
Accolade, Inc. (a)(b)	43,368	378,603
AdaptHealth Corp. (a)	78,327	664,213
Addus HomeCare Corp. (a)	8,720	760,384
Aesthetic Medical International Holdings Group Ltd. ADR (a)(b)	2,491	1,595
AirSculpt Technologies, Inc. (a)(b)	34,189	171,971
Akso Health Group ADR (a)(b)	14,973	12,729
Alignment Healthcare, Inc. (a)	114,174	856,305
Amedisys, Inc. (a)	18,263	1,709,052
American Oncology Network, Inc. (a)(b)	12,375	88,853
Apollo Medical Holdings, Inc. (a)(b)	30,480	1,012,850
Aveanna Healthcare Holdings, Inc. (a)	112,392	306,830
BIMI International Medical, Inc. (a)(b)	357	696
Biodesix, Inc. (a)(b)	21,184	31,564
CareMax, Inc. Class A (a)(b)	77,724	52,852
Castle Biosciences, Inc. (a)	15,507	309,985
Centogene NV (a)	11,156	13,945
Clover Health Investments Corp. (a)(b)	296,263	272,858
Corvel Corp. (a)	10,206	2,131,625
Cosmos Health, Inc. (a)(b)	4,574	4,757
Cross Country Healthcare, Inc. (a)	22,341	452,852
DocGo, Inc. Class A (a)(b)	63,323	357,775
ETAO International Co. Ltd. (b)	36,617	14,610
EUDA Health Holdings Ltd. (a)(b)	16,038	17,481
Fulgent Genetics, Inc. (a)	16,879	465,523
GeneDx Holdings Corp. Class A (a)(b)	14,577	25,510
Great Elm Group, Inc. (a)	7,056	14,747
Greenbrook TMS, Inc. (a)(b)	16,163	3,874
Guardant Health, Inc. (a)	68,279	1,718,582
HealthEquity, Inc. (a)	51,008	3,418,556
Henry Schein, Inc. (a)	75,905	5,065,141
IMAC Holdings, Inc. (a)(b)	1,827	3,289
Innovage Holding Corp. (a)	80,551	472,834
LifeStance Health Group, Inc. (a)(b)	218,180	1,498,897
Modivcare, Inc. (a)	8,809	332,628
MSP Recovery, Inc. (a)(b)	9,669	32,198
MSP Recovery, Inc. warrants 5/20/27 (a)	1,585,094	11,096
National Research Corp. Class A	15,135	627,043
NeoGenomics, Inc. (a)	76,066	1,382,119
Novo Integrated Sciences, Inc. (a)(b)	10,097	12,116
Nutex Health, Inc. (a)(b)	430,821	81,942
Ontrak, Inc. (a)(b)	1,706	955
Opko Health, Inc. (a)	469,571	685,574
Option Care Health, Inc. (a)	105,416	3,136,126
P3 Health Partners, Inc. Class A (a)	75,408	90,490
Patterson Companies, Inc.	55,328	1,405,884
Pennant Group, Inc. (a)	17,279	237,068
PetIQ, Inc. Class A (a)	18,347	319,605
Precipio, Inc. (a)(b)	3,097	21,617
Premier, Inc.	68,207	1,404,382
Prenetics Global Ltd. (a)(b)	2,984	12,533
Privia Health Group, Inc. (a)	68,642	1,418,144
Progyny, Inc. (a)	56,927	1,956,012
Psychemedics Corp.	4,592	11,801
Quipt Home Medical Corp. (a)	27,573	129,593
R1 RCM, Inc. (a)	243,149	2,572,516
RadNet, Inc. (a)	40,909	1,359,406
Star Equity Holdings, Inc. (a)	11,004	12,214
Surgery Partners, Inc. (a)	73,667	2,412,594
Talkspace, Inc. Class A (a)	104,651	213,488
The Ensign Group, Inc.	32,120	3,439,088
The Joint Corp. (a)(b)	8,305	73,001
The Oncology Institute, Inc. (a)(b)	48,685	83,251
Viemed Healthcare, Inc. (a)	24,406	189,635
Virax Biolabs Group Ltd. (a)(b)(d)	5,416	1,259
Vivos Therapeutics, Inc. (a)(b)	1,459	35,746
		50,068,557
Health Care Technology - 0.1%
Akili, Inc. (a)(b)	45,124	22,427
Augmedix, Inc. (a)(b)	28,419	150,052
Better Therapeutics, Inc. (a)(b)	68,929	13,503
Biotricity, Inc. (a)(b)	5,262	4,631
Bullfrog AI Holdings, Inc. (b)	3,407	9,744
CareCloud, Inc. (a)	13,011	14,182
Certara, Inc. (a)	91,427	1,317,463
Computer Programs & Systems, Inc. (a)	10,575	111,143
DarioHealth Corp. (a)(b)	11,331	13,711
Definitive Healthcare Corp. (a)(b)	64,016	528,132
FG Merger Corp. (a)(b)(c)	1,007	4,854
Forian, Inc. (a)	18,658	51,310
GoodRx Holdings, Inc. (a)(b)	46,684	279,637
Health Catalyst, Inc. (a)	29,841	214,258
Healthcare Triangle, Inc. (a)	2,288	8,420
HealthStream, Inc.	16,614	415,350
iCAD, Inc. (a)	25,911	41,717
iSpecimen, Inc. (a)(b)	5,334	2,987
Lifemd, Inc. (a)	26,734	205,852
Onemednet Corp. Class A (a)(b)	4,680	19,937
OptimizeRx Corp. (a)	10,957	104,201
Renalytix AI PLC ADR (a)(b)	4,865	2,297
Schrodinger, Inc. (a)	37,397	1,162,673
SCWorx, Corp. (a)(b)	1,411	2,935
Sharecare, Inc. Class A (a)	197,824	185,480
Simulations Plus, Inc. (b)	11,532	452,054
SOPHiA GENETICS SA (a)(b)	34,524	138,786
Streamline Health Solutions, Inc. (a)(b)	19,282	5,630
Trxade Health, Inc. (a)(b)	1,027	6,111
Veradigm, Inc. (a)	66,307	761,204
		6,250,681
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. (a)	60,554	2,635,310
AbCellera Biologics, Inc. (a)(b)	167,650	789,632
Adaptive Biotechnologies Corp. (a)	87,891	384,963
Akoya Biosciences, Inc. (a)	27,933	122,626
Alpha Teknova, Inc. (a)(b)	16,055	32,752
Applied DNA Sciences, Inc. (a)(b)	15,383	13,614
Azenta, Inc. (a)	37,229	2,098,599
Bio-Techne Corp.	92,028	5,788,561
BioLife Solutions, Inc. (a)	25,123	310,772
BioNano Genomics, Inc. (a)(b)	15,569	24,755
Bruker Corp.	85,677	5,576,716
Champions Oncology, Inc. (a)	10,958	56,434
ChromaDex, Inc. (a)(b)	42,495	59,068
Codexis, Inc. (a)	35,046	82,709
Compugen Ltd. (a)(b)	40,579	26,892
Conduit Pharmaceuticals, Inc. Class A (a)	45,774	214,222
CryoPort, Inc. (a)	26,891	377,012
Cytek Biosciences, Inc. (a)(b)	79,322	550,495
Evotec OAI AG ADR (a)	8,507	85,155
Fortrea Holdings, Inc.	52,040	1,532,058
Genetic Technologies Ltd. ADR (a)(b)	2,511	1,833
Harvard Bioscience, Inc. (a)	29,367	125,103
ICON PLC (a)	47,813	12,763,202
Illumina, Inc. (a)	93,187	9,500,415
ImmunoPrecise Antibodies Ltd. (a)(b)	17,484	27,275
Inotiv, Inc. (a)(b)	14,854	36,689
Maravai LifeSciences Holdings, Inc. (a)	77,039	392,899
MaxCyte, Inc. (a)	56,792	269,762
Medpace Holdings, Inc. (a)	17,804	4,819,899
Mesa Laboratories, Inc. (b)	2,931	250,219
Miromatrix Medical, Inc. (a)	19,958	67,857
Nanostring Technologies, Inc. (a)(b)	27,025	13,440
Nautilus Biotechnology, Inc. (a)(b)	76,432	210,188
Olink Holding AB ADR (a)	24,642	636,996
OmniAb, Inc. (a)(b)	65,985	289,674
Pacific Biosciences of California, Inc. (a)	145,133	1,230,728
Personalis, Inc. (a)	23,807	36,425
Quanterix Corp. (a)	23,772	569,815
Quantum-Si, Inc. (a)(b)	67,994	109,470
Rapid Micro Biosystems, Inc. (a)	21,522	25,181
Science 37 Holdings, Inc. (a)(b)	82,595	20,905
Seer, Inc. (a)	35,353	56,918
Singular Genomics Systems, Inc. (a)(b)	37,412	14,658
SomaLogic, Inc. Class A (a)(b)	130,594	368,275
Sotera Health Co. (a)(b)	163,277	2,228,731
Standard BioTools, Inc. (a)	51,974	134,093
Telesis Bio, Inc. (a)(b)	7,170	3,002
		54,965,997
Pharmaceuticals - 0.6%
Acasti Pharma, Inc. (a)(b)	3,058	6,575
AcelRx Pharmaceuticals, Inc. (a)(b)	16,366	12,029
Aclaris Therapeutics, Inc. (a)	38,620	33,781
Adial Pharmaceuticals, Inc. (a)(b)	661	1,448
Alimera Sciences, Inc. (a)(b)	5,507	16,989
Altamira Therapeutics Ltd. (a)	45,249	17,842
Amphastar Pharmaceuticals, Inc. (a)	29,456	1,658,962
Amryt Pharma PLC:
rights (a)(c)	160,470	2
rights (a)(c)	160,470	2
Amylyx Pharmaceuticals, Inc. (a)	38,285	542,116
AN2 Therapeutics, Inc. (a)(b)	17,972	315,768
Anebulo Pharmaceuticals, Inc. (a)	4,108	9,366
ANI Pharmaceuticals, Inc. (a)	11,217	558,719
Aquestive Therapeutics, Inc. (a)(b)	39,828	89,613
Artelo Biosciences, Inc. (a)(b)	3,253	4,619
Arvinas Holding Co. LLC (a)	31,478	691,572
Assertio Holdings, Inc. (a)	53,474	54,543
AstraZeneca PLC sponsored ADR (b)	343,616	22,194,157
atai Life Sciences NV (a)(b)	117,226	121,915
Atea Pharmaceuticals, Inc. (a)	43,830	131,052
Athira Pharma, Inc. (a)	16,877	24,303
Aurora Cannabis, Inc. (a)(b)	148,904	68,496
Avadel Pharmaceuticals PLC sponsored ADR (a)(b)	54,468	628,561
Avenue Therapeutics, Inc. (a)(b)	1,272	270
Axsome Therapeutics, Inc. (a)(b)	27,976	1,886,981
Belite Bio, Inc. ADR (a)(b)	6,700	281,869
Biofrontera, Inc. (a)(b)	546	1,922
Biote Corp. Class A (a)	16,360	81,636
Bright Green Corp. (a)(b)	101,908	27,984
Calcimedica, Inc. (a)(b)	2,072	8,557
Calliditas Therapeutics AB ADR (a)(b)	5,831	101,168
Cara Therapeutics, Inc. (a)	34,753	33,603
Cardiol Therapeutics, Inc. (a)(b)	52,435	48,240
Cassava Sciences, Inc. (a)(b)	24,562	511,626
CinCor Pharma, Inc. rights (a)(c)	24,312	0
Citius Pharmaceuticals, Inc. (a)(b)	85,363	65,806
Clearside Biomedical, Inc. (a)(b)	38,079	38,460
Clever Leaves Holdings, Inc. (a)(b)	475	1,040
CNS Pharmaceuticals, Inc. (a)(b)	1,358	2,825
Cocrystal Pharma, Inc. (a)(b)	4,223	8,024
Cognition Therapeutics, Inc. (a)(b)	13,763	15,277
Collegium Pharmaceutical, Inc. (a)(b)	23,387	599,409
Context Therapeutics, Inc. (a)	2,231	1,896
Corcept Therapeutics, Inc. (a)	62,375	1,588,691
CorMedix, Inc. (a)(b)	27,731	90,126
Cronos Group, Inc. (a)(b)	260,717	526,648
Cumberland Pharmaceuticals, Inc. (a)	11,327	19,029
CymaBay Therapeutics, Inc. (a)	65,283	1,248,864
Dare Bioscience, Inc. (a)	29,994	10,498
DMK Pharmaceuticals Corp. (a)	1,251	678
Dova Pharmaceuticals, Inc. rights (a)(c)	23,572	0
Durect Corp. (a)(b)	13,906	8,622
Edgewise Therapeutics, Inc. (a)(b)	40,502	246,252
Elanco Animal Health, Inc. rights (a)(c)	45,364	0
Enliven Therapeutics, Inc. (a)(b)	21,261	239,399
Enliven Therapeutics, Inc. rights (a)(c)	8,204	0
Enveric Biosciences, Inc. (a)(b)	96	142
Esperion Therapeutics, Inc. (a)(b)	79,504	105,740
Eton Pharmaceuticals, Inc. (a)(b)	19,371	68,573
Evoke Pharma, Inc. (a)(b)	4,486	5,809
Evolus, Inc. (a)	33,214	314,537
Eyenovia, Inc. (a)	21,508	30,541
Eyepoint Pharmaceuticals, Inc. (a)(b)	22,861	142,881
Fulcrum Therapeutics, Inc. (a)	37,833	181,598
GH Research PLC (a)(b)	32,540	203,050
Harmony Biosciences Holdings, Inc. (a)	34,616	1,005,941
Harmony Biosciences Holdings, Inc. rights (a)(c)	37,934	0
Harrow, Inc. (a)(b)	22,258	205,441
Hepion Pharmaceuticals, Inc. (a)(b)	2,007	6,463
High Tide, Inc. (a)(b)	46,134	70,124
Hoth Therapeutics, Inc. (a)(b)	1,988	2,227
HUTCHMED China Ltd. sponsored ADR (a)(b)	22,305	430,040
Ikena Oncology, Inc. (a)	27,112	39,312
Indivior PLC (a)(b)	78,547	1,296,026
InMed Pharmaceuticals, Inc. (a)(b)	556	245
Innoviva, Inc. (a)(b)	42,389	587,088
InterCure Ltd. (a)(b)	14,148	17,261
Intra-Cellular Therapies, Inc. (a)	55,598	3,412,049
Ipsen SA (a)(c)	103,469	1
Iterum Therapeutics PLC (a)(b)	6,139	11,541
Jaguar Health, Inc. (a)(b)	29,099	10,359
Jazz Pharmaceuticals PLC (a)	36,453	4,309,838
Journey Medical Corp. (a)(b)	8,674	37,038
Landos Biopharma, Inc. (a)(b)	2,305	9,543
Lexaria Bioscience Corp. (a)(b)	8,916	13,374
Ligand Pharmaceuticals, Inc.:
Class B (a)	11,014	642,226
General CVR (a)	1,518	8
Glucagon CVR (a)	1,518	5
rights (a)	1,518	5
TR Beta CVR (a)	1,518	205
Lipocine, Inc. (a)(b)	3,603	8,683
Liquidia Corp. (a)(b)	38,378	274,786
Longboard Pharmaceuticals, Inc. (a)	10,924	41,074
Lyra Therapeutics, Inc. (a)	36,348	120,312
Marinus Pharmaceuticals, Inc. (a)(b)	32,898	221,404
MediWound Ltd. (a)(b)	2,691	24,058
Milestone Pharmaceuticals, Inc. (a)(b)	17,576	58,704
Mind Medicine (MindMed), Inc. (a)(b)	34,366	113,408
Mira Pharmaceuticals, Inc.	9,455	33,565
MyMD Pharmaceuticals, Inc. (a)(b)	27,113	7,592
Nektar Therapeutics (a)(b)	92,025	45,092
Neumora Therapeutics, Inc. (b)	89,249	1,093,300
NGM Biopharmaceuticals, Inc. (a)	63,741	47,608
NLS Pharmaceutics Ltd. (a)(b)	14,362	6,301
Novartis AG rights (a)(c)	40,508	0
NRX Pharmaceuticals, Inc. (a)(b)	30,907	10,632
Nutriband, Inc. (a)(b)	6,718	16,929
Ocular Therapeutix, Inc. (a)(b)	50,677	125,679
Oculis Holding AG (b)	5,503	54,067
Ocuphire Pharma, Inc. (a)(b)	29,775	90,814
Omeros Corp. (a)(b)	40,138	87,902
Onconova Therapeutics, Inc. (a)	33,198	22,873
Opiant Pharmaceuticals, Inc. rights (a)(c)	3,728	0
OptiNose, Inc. (a)	67,432	84,290
Oramed Pharmaceuticals, Inc. (a)(b)	25,455	56,510
Pacira Biosciences, Inc. (a)	26,424	720,847
PainReform Ltd. (a)(b)	1,911	4,778
Palisade Bio, Inc. (a)(b)	1,306	816
Palisade Bio, Inc. rights (a)(c)	29,628	0
Paratek Pharmaceuticals, Inc. rights (a)(c)	29,676	0
PaxMedica, Inc. (a)(b)	176	162
Petros Pharmaceuticals, Inc. (a)(b)	674	1,078
Pharvaris BV (a)	21,595	371,650
Phathom Pharmaceuticals, Inc. (a)(b)	34,172	238,862
Phibro Animal Health Corp. Class A	16,621	159,395
Pliant Therapeutics, Inc. (a)	34,830	483,789
PolyPid Ltd. (a)(b)	418	1,789
Procaps Group SA (a)(b)	21,223	50,935
Processa Pharmaceuticals, Inc. (a)(b)	11,057	7,076
ProPhase Labs, Inc. (a)(b)	11,262	57,098
Pulmatrix, Inc. (a)	2,220	4,551
Purple Biotech Ltd. ADR (a)(b)	12,666	13,046
Qilian International Holding Group Ltd.	23,641	10,794
Rain Oncology, Inc. (a)(b)	10,662	11,195
Rani Therapeutics Holdings, Inc. (a)(b)	14,915	29,532
RedHill Biopharma Ltd. sponsored ADR (a)(b)	1,040	2,080
Regencell Bioscience Holdings Ltd. (a)(b)	6,816	73,545
Relmada Therapeutics, Inc. (a)	17,730	43,793
Revance Therapeutics, Inc. (a)(b)	51,942	351,647
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	17,822	68,258
Royalty Pharma PLC	258,463	6,996,593
RVL Pharmaceuticals PLC (a)(b)	45,207	158
Sanofi SA sponsored ADR	168,562	7,880,274
Satsuma Pharmaceuticals, Inc. rights (a)(c)	19,951	0
Scilex Holding Co. (a)(b)	89,864	112,330
Scilex Holding Co.	39,285	48,615
scPharmaceuticals, Inc. (a)(b)	19,226	104,589
SCYNEXIS, Inc. (a)(b)	18,298	30,741
Seelos Therapeutics, Inc. (a)(b)	2,823	3,557
Seelos Therapeutics, Inc. rights (a)(b)(c)	2,932	0
SenesTech, Inc. (a)(b)	131	126
SIGA Technologies, Inc. (b)	42,115	228,684
Sol-Gel Technologies Ltd. (a)(b)	13,406	17,562
Sonoma Pharmaceuticals, Inc. (a)	4,975	880
Structure Therapeutics, Inc. ADR	22,194	1,235,984
Supernus Pharmaceuticals, Inc. (a)	32,482	885,135
Tarsus Pharmaceuticals, Inc. (a)(b)	20,508	338,997
Terns Pharmaceuticals, Inc. (a)	41,109	182,935
TFF Pharmaceuticals, Inc. (a)	10,670	3,838
TherapeuticsMD, Inc. (a)(b)	2,275	5,870
Theravance Biopharma, Inc. (a)(b)	43,005	450,692
Theseus Pharmaceuticals, Inc. (a)(b)	25,095	95,612
Third Harmonics Bio, Inc. (a)(b)	25,979	220,822
Tilray Brands, Inc. Class 2 (a)(b)	433,143	783,989
Titan Pharmaceuticals, Inc. (a)(b)	19,257	6,740
Trevi Therapeutics, Inc. (a)	32,955	37,074
Universe Pharmaceuticals, Inc. (a)(b)	1,467	1,203
Ventyx Biosciences, Inc. (a)(b)	34,186	73,842
Verona Pharma PLC ADR (a)(b)	40,048	541,449
Verrica Pharmaceuticals, Inc. (a)	22,312	82,108
Viatris, Inc.	697,237	6,400,636
Virpax Pharmaceuticals, Inc. (a)(b)	6,419	2,561
Vyne Therapeutics, Inc. (a)(b)	4,199	13,899
WAVE Life Sciences (a)	61,537	326,761
Xeris Biopharma Holdings, Inc. (a)(b)	76,277	141,875
Xeris Biopharma Holdings, Inc. rights (a)(c)	39,901	0
Zevra Therapeutics, Inc. (a)(b)	18,495	88,036
		80,733,527
TOTAL HEALTH CARE		969,085,774
INDUSTRIALS - 4.4%
Aerospace & Defense - 0.2%
A2Z Smart Technologies Corp. (a)(b)	16,314	24,145
AeroVironment, Inc. (a)	15,218	2,094,149
AerSale Corp. (a)(b)	32,388	451,813
Aerwins Technology, Inc. Class A (a)(b)	2,112	278
Astra Space, Inc. Class A (a)(b)	7,164	9,671
Astronics Corp. (a)	16,983	252,198
Axon Enterprise, Inc. (a)	43,972	10,107,844
Byrna Technologies, Inc. (a)(b)	14,709	86,048
Draganfly, Inc. (a)(b)	18,003	9,540
EHang Holdings Ltd. ADR (a)(b)	23,701	417,375
Elbit Systems Ltd. (b)	26,085	5,278,821
Innovative Solutions & Support, Inc. (a)	6,779	50,165
Intuitive Machines, Inc. Class A (a)(b)	37,401	106,593
Kratos Defense & Security Solutions, Inc. (a)	73,854	1,406,919
Leonardo DRS, Inc. (a)(b)	158,349	2,918,372
Lilium NV (a)(b)	306,829	331,375
Mercury Systems, Inc. (a)	33,713	1,156,019
Momentus, Inc. Class A (a)(b)	702	1,874
Rocket Lab U.S.A., Inc. Class A (a)(b)	287,516	1,259,320
Satellogic, Inc. Class A (a)(b)	49,366	63,682
TAT Technologies Ltd. (a)(b)	4,899	47,471
VirTra, Inc. (a)	5,587	41,120
Woodward, Inc.	34,664	4,685,880
		30,800,672
Air Freight & Logistics - 0.1%
Addentax Group Corp. (a)(b)	1,498	1,858
Air T, Inc. (a)(b)	1,316	21,385
Air Transport Services Group, Inc. (a)	43,309	689,046
C.H. Robinson Worldwide, Inc.	67,027	5,499,565
Forward Air Corp.	15,781	1,002,567
Freight Technologies, Inc. (a)(b)	761	209
Freightos Ltd.	13,290	39,870
Hub Group, Inc. Class A (a)	18,738	1,415,656
Jayud Global Logistics Ltd. (b)	3,012	7,500
Shengfeng Development Ltd. (b)	24,338	324,426
		9,002,082
Building Products - 0.1%
AAON, Inc. (b)	47,548	2,976,505
American Woodmark Corp. (a)	9,242	669,121
Apogee Enterprises, Inc.	11,983	540,433
Applied UV, Inc. (a)	861	99
Caesarstone Sdot-Yam Ltd. (a)	30,851	125,255
Captivision, Inc.	16,349	57,875
CSW Industrials, Inc.	8,846	1,568,661
DIRTT Environmental Solutions Ltd. (a)	44,471	12,625
Gibraltar Industries, Inc. (a)	18,047	1,212,578
Intelligent Living Application Group, Inc. (a)(b)	8,624	6,223
UFP Industries, Inc.	33,079	3,626,451
View, Inc. Class A (a)(b)	1,958	1,235
		10,797,061
Commercial Services & Supplies - 0.6%
ACV Auctions, Inc. Class A (a)	79,373	1,240,600
Aqua Metals, Inc. (a)(b)	56,777	49,453
Bitcoin Depot, Inc. Class A (a)(b)	27,965	62,082
Bridger Aerospace Group Holdings, Inc. (b)	30,894	180,421
Casella Waste Systems, Inc. Class A (a)	32,552	2,632,806
CECO Environmental Corp. (a)	21,695	417,629
Cimpress PLC (a)	15,644	1,102,746
Cintas Corp.	58,942	32,609,662
Copart, Inc.	555,065	27,875,364
Driven Brands Holdings, Inc. (a)	97,260	1,278,969
ESGL Holdings Ltd.	33,157	27,520
Fuel Tech, Inc. (a)	7,428	7,874
Greenwave Technology Solutions, Inc. (a)(b)	7,560	3,538
Guardforce AI Co. Ltd. (a)(b)	3,673	13,921
Healthcare Services Group, Inc.	46,535	451,855
Interface, Inc.	29,819	301,470
Knightscope, Inc. Class A (a)(b)	55,677	35,633
LanzaTech Global, Inc. (a)(b)	116,696	494,791
Liquidity Services, Inc. (a)	22,490	430,908
Matthews International Corp. Class A	18,239	622,862
Millerknoll, Inc. (b)	44,488	1,147,790
Odyssey Marine Exploration, Inc. (a)(b)	6,411	23,657
Performant Financial Corp. (a)	50,127	149,880
Perma-Fix Environmental Services, Inc. (a)	12,224	89,113
Primech Holdings Ltd.	16,381	42,427
Quest Resource Holding Corp. (a)	9,647	68,301
Quhuo Ltd. ADR (a)(b)	348	445
Royalty Management Holding Corp. Class A (a)	4,303	16,997
Sentage Holdings, Inc. (a)	347	527
Smart Powerr Corp. (a)	2,863	3,178
SP Plus Corp. (a)	13,740	702,801
Stericycle, Inc. (a)	52,893	2,484,384
Tetra Tech, Inc.	30,769	4,866,117
TOMI Environmental Solutions, Inc. (a)(b)	8,765	8,940
Virco Manufacturing Co. (a)	4,966	33,322
VSE Corp.	8,340	503,986
		79,981,969
Construction & Engineering - 0.1%
Bowman Consulting Group Ltd. (a)	8,337	257,030
Capitalworks Emerging Markets Acquisition Corp. (a)	374	4,047
Concrete Pumping Holdings, Inc. (a)	28,584	212,665
Construction Partners, Inc. Class A (a)	27,271	1,144,291
Great Lakes Dredge & Dock Corp. (a)	36,779	247,155
IES Holdings, Inc. (a)	12,555	878,473
iSun, Inc. (a)(b)	10,234	2,015
Limbach Holdings, Inc. (a)	7,815	297,908
Matrix Service Co. (a)	16,544	164,778
MYR Group, Inc. (a)	9,722	1,209,611
Northwest Pipe Co. (a)	7,033	190,735
Safe & Green Holdings Corp. (a)(b)	5,721	3,238
Shimmick Corp.	5,406	33,517
Sterling Construction Co., Inc. (a)	19,598	1,244,669
Wang & Lee Group, Inc. (b)	6,135	3,620
Willscot Mobile Mini Holdings (a)	116,442	4,857,960
		10,751,712
Electrical Equipment - 0.1%
374Water, Inc. (a)(b)	73,099	84,064
ADS-TEC Energy PLC (a)(b)	23,775	148,594
Advent Technologies Holdings, Inc. Class A (a)(b)	25,238	9,389
Allient, Inc.	8,863	231,147
American Superconductor Corp. (a)(b)	23,972	226,775
Array Technologies, Inc. (a)(b)	89,466	1,384,039
Asia Pacific Wire & Cable Corp. Ltd. (a)(b)	107,599	145,259
Ballard Power Systems, Inc. (a)(b)	166,910	585,854
Beam Global (a)(b)	9,641	55,147
Blink Charging Co. (a)(b)	33,249	107,062
Broadwind, Inc. (a)	19,856	44,477
CBAK Energy Technology, Inc. (a)(b)	60,126	55,917
Complete Solaria, Inc. Class A (a)(b)	18,690	21,307
Dragonfly Energy Holdings Corp. (a)	42,928	24,516
Electrovaya, Inc. (a)(b)	14,709	38,538
Encore Wire Corp. (b)	10,374	1,911,928
Energous Corp. (a)(b)	4,471	9,076
Energy Focus, Inc. (a)(b)	588	1,000
Enovix Corp. (a)(b)	96,683	1,070,281
Eos Energy Enterprises, Inc. (a)(b)	107,080	117,788
Expion360, Inc. (a)(b)	4,086	18,796
Fluence Energy, Inc. (a)(b)	70,528	1,768,842
Flux Power Holdings, Inc. (a)(b)	15,492	51,588
FTC Solar, Inc. (a)(b)	62,852	40,854
FuelCell Energy, Inc. (a)(b)	268,531	327,608
Fusion Fuel Green PLC Class A (a)(b)	4,794	6,664
Ideal Power, Inc. (a)(b)	6,424	57,174
LSI Industries, Inc.	20,975	274,982
NeoVolta, Inc. (a)(b)	17,863	31,885
Nextracker, Inc. Class A	38,527	1,565,737
Noco-Noco, Inc. (b)	107,711	26,400
Nuvve Holding Corp. (a)(b)	16,407	2,658
Orion Energy Systems, Inc. (a)	14,347	12,769
Pineapple Energy, Inc. (a)(b)	1,083	671
Pineapple Energy, Inc. rights (a)(c)	1,083	0
Pioneer Power Solutions, Inc. (a)(b)	13,099	80,821
Plug Power, Inc. (a)(b)	354,369	1,431,651
Polar Power, Inc. (a)(b)	8,285	7,026
Powell Industries, Inc.	8,920	741,787
Preformed Line Products Co.	3,549	442,241
Shoals Technologies Group, Inc. (a)	99,945	1,384,238
SKYX Platforms Corp. (a)(b)	66,251	102,689
SunPower Corp. (a)(b)	101,446	421,001
Sunrun, Inc. (a)(b)	128,050	1,651,845
Sunworks, Inc. (a)(b)	14,202	4,110
Tigo Energy, Inc. (a)(b)	36,669	79,938
TPI Composites, Inc. (a)(b)	28,086	59,261
Tritium DCFC Ltd. (a)(b)	153,712	26,177
Ultralife Corp. (a)	11,042	82,705
Vicor Corp. (a)(b)	19,136	699,804
		17,674,080
Ground Transportation - 0.8%
ArcBest Corp.	13,772	1,641,485
Avis Budget Group, Inc. (a)(b)	22,386	4,093,280
Covenant Transport Group, Inc. Class A	6,293	267,893
CSX Corp.	1,166,465	37,676,820
Daseke, Inc. (a)	34,313	150,291
FTAI Infrastructure LLC	47,473	175,650
Grab Holdings Ltd. (a)(b)	2,210,855	6,720,999
Heartland Express, Inc.	44,050	591,151
Hertz Global Holdings, Inc. (a)(b)	182,280	1,520,215
J.B. Hunt Transport Services, Inc.	59,492	11,022,083
Landstar System, Inc.	18,866	3,257,215
Lyft, Inc. (a)	219,095	2,569,984
Marten Transport Ltd.	47,473	894,866
Micromobility.Com, Inc. (a)	588,253	7,941
MingZhu Logistics Holdings Ltd. (a)(b)	2,711	1,518
Old Dominion Freight Lines, Inc.	63,598	24,743,438
P.A.M. Transportation Services, Inc. (a)	14,004	264,115
Patriot Transportation Holding, Inc. (a)	1,759	27,669
Saia, Inc. (a)	15,399	6,011,616
Swvl Holdings Corp. Class A (a)(b)	5,907	5,694
TuSimple Holdings, Inc. (a)	118,126	100,525
Universal Logistics Holdings, Inc.	15,728	389,111
Werner Enterprises, Inc.	37,001	1,480,410
		103,613,969
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	385,097	75,448,204
Icahn Enterprises LP	239,501	4,040,382
		79,488,586
Machinery - 0.4%
Astec Industries, Inc.	13,267	412,471
Blue Bird Corp. (a)	20,738	395,681
ClearSign Combustion Corp. (a)	16,057	19,911
Columbus McKinnon Corp. (NY Shares)	15,878	554,460
Commercial Vehicle Group, Inc. (a)	21,200	138,224
Eastern Co. (b)	4,547	82,528
Energy Recovery, Inc. (a)	35,074	668,510
Franklin Electric Co., Inc.	26,459	2,354,851
FreightCar America, Inc. (a)	32,845	76,857
Greenland Technologies Holding Corp. (a)(b)	13,703	33,846
GreenPower Motor Co., Inc. (a)(b)	11,083	31,476
Hillman Solutions Corp. Class A (a)	115,474	845,270
Hurco Companies, Inc.	4,416	92,604
Hydrofarm Holdings Group, Inc. (a)(b)	45,713	38,984
Hyzon Motors, Inc. Class A (a)(b)	149,620	163,086
Ideanomics, Inc. (a)(b)	6,402	10,883
JE Cleantech Holdings Ltd. (a)(b)	2,500	2,303
Kornit Digital Ltd. (a)(b)	28,809	535,559
L.B. Foster Co. Class A (a)	6,787	135,469
Laser Photonics Corp. (a)	2,853	2,625
Lincoln Electric Holdings, Inc.	33,014	6,538,753
LiqTech International, Inc. (a)(b)	1,854	6,192
Manitex International, Inc. (a)	14,236	95,666
Microvast Holdings, Inc. (a)(b)	193,484	226,376
Middleby Corp. (a)	31,071	3,922,092
Nauticus Robotics, Inc. (a)(b)	36,330	49,046
Nikola Corp. (a)(b)	605,556	588,843
NN, Inc. (a)(b)	27,788	66,691
Nordson Corp.	31,790	7,481,459
Nxu, Inc. (b)	523,497	10,732
Omega Flex, Inc. (b)	6,379	449,847
PACCAR, Inc.	304,615	27,969,749
Park-Ohio Holdings Corp.	8,241	187,648
Perma-Pipe International Holdings, Inc. (a)	5,390	34,227
Richtech Robotics, Inc.	3,022	12,874
Sarcos Technology and Robotics Corp. Class A (a)(b)	16,071	10,430
Shyft Group, Inc. (The)	20,942	231,828
Symbotic, Inc. (a)(b)	48,887	2,585,145
Taylor Devices, Inc. (a)	1,759	39,050
Twin Disc, Inc.	9,749	133,464
Urban-Gro, Inc. (a)(b)	11,915	13,464
Vicinity Motor Corp. (a)(b)	64,732	51,850
voxeljet AG ADR (a)	2,769	4,043
Westport Fuel Systems, Inc. (a)(b)	9,072	65,409
Xos, Inc. Class A (a)(b)	97,889	27,898
		57,398,374
Marine Transportation - 0.0%
C3is, Inc. (b)	1,292	694
Capital Product Partners LP	9,793	130,639
Capital Product Partners LP rights 12/13/23 (a)	9,793	0
Caravelle International Group (b)	20,088	11,651
Castor Maritime, Inc. (a)(b)	82,355	27,795
EuroDry Ltd. (a)(b)	3,499	69,298
Euroseas Ltd.	5,072	149,370
Golden Ocean Group Ltd. (b)	119,404	1,128,368
Grindrod Shipping Holdings Ltd. (b)	12,092	122,371
Pangaea Logistics Solutions Ltd.	29,549	206,843
Performance Shipping, Inc. (a)	4,386	9,869
Pyxis Tankers, Inc. (a)(b)	10,640	43,837
Seanergy Martime Holdings Corp. (b)	13,115	95,608
Star Bulk Carriers Corp.	62,554	1,329,898
Toro Corp. (b)	11,890	52,078
United Maritime Corp. (b)	608	1,538
		3,379,857
Passenger Airlines - 0.2%
Allegiant Travel Co.	10,764	737,226
American Airlines Group, Inc. (a)	382,422	4,753,505
Blade Air Mobility, Inc. (a)	44,231	140,212
Frontier Group Holdings, Inc. (a)(b)	126,765	495,651
Hawaiian Holdings, Inc. (a)(b)	31,196	140,070
Jet.Ai, Inc. Class A (a)(b)	7,561	13,156
JetBlue Airways Corp. (a)	186,955	826,341
Mesa Air Group, Inc. (a)(b)	19,225	13,842
Ryanair Holdings PLC sponsored ADR (a)	57,896	6,844,465
SkyWest, Inc. (a)	26,067	1,232,448
Sun Country Airlines Holdings, Inc. (a)	31,435	477,183
United Airlines Holdings, Inc. (a)	192,973	7,603,136
		23,277,235
Professional Services - 1.0%
Aeries Technology, Inc. Class A (a)(b)	1,308	3,021
Asure Software, Inc. (a)	16,724	133,290
Automatic Data Processing, Inc.	240,778	55,359,678
Barrett Business Services, Inc.	3,985	438,151
Concentrix Corp.	38,863	3,652,733
Conduent, Inc. (a)	127,004	386,092
CRA International, Inc.	4,701	445,514
CSG Systems International, Inc.	17,738	872,532
DLH Holdings Corp. (a)	6,805	93,841
Exela Technologies, Inc. (a)(b)	2,838	9,479
ExlService Holdings, Inc. (a)	94,854	2,691,008
Exponent, Inc.	29,212	2,248,156
Falcon's Beyond Global, Inc. Class A	2,050	25,584
First Advantage Corp.	84,804	1,315,310
Forrester Research, Inc. (a)	10,756	260,080
Headhunter Group PLC ADR (a)(c)	16,914	46,036
Heidrick & Struggles International, Inc.	10,143	275,687
Hirequest, Inc. (b)	8,515	126,107
Hudson Global, Inc. (a)	1,914	30,069
Huron Consulting Group, Inc. (a)	11,971	1,247,019
IBEX Ltd. (a)	11,244	199,356
ICF International, Inc.	10,414	1,457,439
Innodata, Inc. (a)(b)	20,914	141,379
Kelly Services, Inc. Class A (non-vtg.)	24,091	500,852
Kforce, Inc.	11,333	789,910
LegalZoom.com, Inc. (a)	111,440	1,284,903
NV5 Global, Inc. (a)	8,747	850,908
Paychex, Inc.	210,463	25,670,172
Paycor HCM, Inc. (a)(b)	103,745	2,200,431
Paylocity Holding Corp. (a)	32,853	5,147,080
Professional Diversity Network, Inc. (a)(b)	5,982	11,785
RCM Technologies, Inc. (a)(b)	6,964	188,098
Recruiter.com Group, Inc. (a)(b)	514	771
Resources Connection, Inc.	22,136	301,050
ShiftPixy, Inc. (a)(b)	1,877	15,635
SS&C Technologies Holdings, Inc.	138,971	7,818,508
Steel Connect, Inc. (a)(b)	3,467	32,659
Sterling Check Corp. (a)(b)	57,207	724,241
Sunrise New Energy Co. Ltd. (a)(b)	8,860	9,214
TaskUs, Inc. (a)	15,596	187,464
Ttec Holdings, Inc.	26,494	495,968
Upwork, Inc. (a)	78,379	1,104,360
VCI Global Ltd. (b)	23,757	63,669
Verisk Analytics, Inc.	84,444	20,387,315
Verra Mobility Corp. (a)	93,275	1,872,962
Where Food Comes From, Inc. (a)(b)	2,480	33,158
Willdan Group, Inc. (a)	9,418	188,360
		141,337,034
Trading Companies & Distributors - 0.2%
Baiyu Holdings, Inc. (a)(b)	2,653	4,696
Beacon Roofing Supply, Inc. (a)	37,391	3,004,741
BioNexus Gene Lab Corp. (b)	23,681	22,497
Distribution Solutions Group I (a)	28,004	712,982
DXP Enterprises, Inc. (a)	11,146	326,355
Euro Tech Holdings Co. Ltd. (a)(b)	4,600	6,716
Fastenal Co.	331,706	19,892,409
FTAI Aviation Ltd.	59,064	2,434,027
H&E Equipment Services, Inc.	21,524	953,728
Hudson Technologies, Inc. (a)	27,687	341,934
iPower, Inc. (a)(b)	20,826	12,912
Karat Packaging, Inc.	11,546	249,047
Lavoro Ltd. Class A (b)	2,118	14,360
McGrath RentCorp.	13,350	1,357,562
Rush Enterprises, Inc.:
Class A	38,571	1,530,112
Class B (b)	10,059	438,673
Simpple Ltd.	2,121	14,974
Titan Machinery, Inc. (a)	14,063	321,480
Transcat, Inc. (a)	4,916	481,670
Willis Lease Finance Corp. (a)	3,418	156,271
Xometry, Inc. (a)(b)	26,665	652,759
		32,929,905
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	2,932	209,990
Singularity Future Technology Ltd. (a)(b)	11,251	5,738
		215,728
TOTAL INDUSTRIALS		600,648,264
INFORMATION TECHNOLOGY - 47.4%
Communications Equipment - 1.0%
ADTRAN Holdings, Inc.	42,564	222,610
Applied Optoelectronics, Inc. (a)(b)	22,316	295,687
AudioCodes Ltd.	17,081	193,528
Aviat Networks, Inc. (a)	6,448	195,439
CalAmp Corp. (a)(b)	18,255	5,884
Cambium Networks Corp. (a)	14,493	67,682
Casa Systems, Inc. (a)(b)	46,171	25,819
Ceragon Networks Ltd. (a)	40,973	77,439
Cisco Systems, Inc.	2,377,817	115,038,786
Clearfield, Inc. (a)(b)	8,734	222,193
ClearOne, Inc. (a)	21,126	17,323
CommScope Holding Co., Inc. (a)	134,014	223,803
COMSovereign Holding Corp. (a)(b)	203	223
Comtech Telecommunications Corp.	13,728	162,128
Digi International, Inc. (a)	19,628	462,043
DZS, Inc. (a)	49,902	80,342
EMCORE Corp. (a)	54,942	25,845
Ericsson (B Shares) sponsored ADR (b)	184,390	901,667
Extreme Networks, Inc. (a)	79,444	1,282,226
F5, Inc. (a)	33,917	5,806,251
Franklin Wireless Corp. (a)	9,420	27,224
Genasys, Inc. (a)(b)	24,598	39,603
Gilat Satellite Networks Ltd. (a)(b)	24,237	154,874
Harmonic, Inc. (a)	62,972	696,470
Infinera Corp. (a)(b)	138,900	540,321
Inseego Corp. (a)(b)	52,527	11,598
Ituran Location & Control Ltd.	10,985	294,837
KVH Industries, Inc. (a)	10,763	51,555
Lantronix, Inc. (a)	19,523	113,429
Lumentum Holdings, Inc. (a)	40,619	1,738,493
Minim, Inc. (a)(b)	566	2,536
NETGEAR, Inc. (a)	18,625	254,045
NetScout Systems, Inc. (a)	41,313	829,565
Ondas Holdings, Inc. (a)(b)	32,072	35,119
PCTEL, Inc.	11,312	78,053
Radware Ltd. (a)	27,195	414,724
Ribbon Communications, Inc. (a)	100,851	214,813
Silicom Ltd. (a)(b)	4,848	79,022
UTStarcom Holdings Corp. (a)	12,236	44,050
ViaSat, Inc. (a)(b)	73,519	1,503,464
Viavi Solutions, Inc. (a)	125,363	1,012,933
Vislink Technologies, Inc. (a)(b)	1,268	4,768
		133,448,414
Electronic Equipment, Instruments & Components - 0.6%
908 Devices, Inc. (a)(b)	25,319	201,539
Advanced Energy Industries, Inc.	21,881	2,079,789
AEye, Inc. Class A (a)(b)	93,195	14,072
Airgain, Inc. (a)	4,073	9,775
Akoustis Technologies, Inc. (a)(b)	42,555	24,256
Alpine 4 Holdings, Inc. (a)(b)	12,412	10,551
Arbe Robotics Ltd. (a)(b)	35,246	69,082
Astrotech Corp. (a)	1,228	10,168
Avnet, Inc.	53,317	2,493,103
Bel Fuse, Inc.:
Class A	1,737	93,798
Class B (non-vtg.)	6,730	364,093
CDW Corp.	78,247	16,500,727
Cemtrex, Inc. (a)(b)	862	5,112
Cepton, Inc. (a)(b)	8,109	23,516
Climb Global Solutions, Inc.	3,243	154,659
Coda Octopus Group, Inc. (a)(b)	4,103	24,331
Cognex Corp.	98,958	3,730,717
CPS Technologies Corp. (a)	4,893	11,352
Daktronics, Inc. (a)	31,984	333,593
Data I/O Corp. (a)	15,054	44,560
Deswell Industries, Inc.	1,758	4,729
Digital Ally, Inc. (a)(b)	1,160	2,204
Eltek Ltd.	4,564	56,137
ePlus, Inc. (a)	15,170	962,992
Evolv Technologies Holdings, Inc. (a)(b)	95,866	383,464
FARO Technologies, Inc. (a)	11,137	204,587
Flex Ltd. (a)	261,486	6,654,819
Focus Universal, Inc. (b)	37,564	57,097
Frequency Electronics, Inc.	5,274	52,107
Hollysys Automation Technologies Ltd. (a)(b)	35,748	815,054
Iczoom Group, Inc. (b)	6,798	77,633
Identiv, Inc. (a)	10,328	71,470
Innoviz Technologies Ltd. (a)(b)	78,745	134,654
Insight Enterprises, Inc. (a)(b)	20,939	3,170,583
Integrated Media Technology Ltd. (a)	382	1,112
Interlink Electronics, Inc. (a)(b)	2,544	31,291
IPG Photonics Corp. (a)	27,488	2,632,251
Iteris, Inc. (a)	26,903	114,069
Itron, Inc. (a)	25,148	1,694,472
KEY Tronic Corp. (a)	6,057	24,834
Kimball Electronics, Inc. (a)	15,945	392,885
LightPath Technologies, Inc. Class A (a)	12,016	14,900
Lightwave Logic, Inc. (a)(b)	67,350	268,053
Littelfuse, Inc.	14,373	3,346,034
Luna Innovations, Inc. (a)(b)	21,826	139,032
MicroVision, Inc. (a)(b)	102,841	259,159
Movella Holdings, Inc. (a)(b)	28,828	10,349
Napco Security Technologies, Inc.	23,668	724,241
Nayax Ltd. (a)	18,600	355,632
Neonode, Inc. (a)(b)	7,662	9,654
nLIGHT, Inc. (a)	33,320	440,490
Novanta, Inc. (a)	20,697	2,989,475
Novonix Ltd. ADR (a)	5,291	9,788
OSI Systems, Inc. (a)	9,960	1,227,968
PC Connection, Inc.	15,743	938,755
Plexus Corp. (a)	16,563	1,687,604
Powerfleet, Inc. (a)	19,674	45,644
Presto Automation, Inc. (a)	30,870	20,495
Rail Vision Ltd. (a)(b)	778	934
Red Cat Holdings, Inc. (a)(b)	30,119	26,652
Research Frontiers, Inc. (a)(b)	10,936	11,264
RF Industries Ltd. (a)	2,448	6,585
Richardson Electronics Ltd.	7,825	101,882
Sanmina Corp. (a)	32,087	1,607,880
SaverOne 2014 Ltd. ADR (a)	31,479	13,004
ScanSource, Inc. (a)	13,234	442,413
Senstar Technologies Ltd. (a)	12,188	13,894
Sigmatron International, Inc. (a)(b)	1,613	5,726
SMX Security Matters PLC (b)	160	181
Sobr Safe, Inc. (a)(b)	5,319	3,883
Sono-Tek Corp. (a)	2,629	13,145
Spectaire Holdings, Inc. Class A (a)	6,893	11,373
Supercom Ltd. (a)(b)	894	313
Trimble, Inc. (a)	143,205	6,644,712
TROOPS, Inc. (a)(b)	52,367	138,249
TTM Technologies, Inc. (a)	56,839	853,153
Vuzix Corp. (a)(b)	34,442	72,328
Wrap Technologies, Inc. (a)(b)	38,058	105,801
Zebra Technologies Corp. Class A (a)	30,006	7,110,822
		73,408,704
IT Services - 0.6%
Akamai Technologies, Inc. (a)	86,654	10,011,137
Alithya Group, Inc. (a)	36,580	40,238
Alpha Technology Group Ltd.	8,496	134,577
Amdocs Ltd.	67,780	5,677,931
ARB IOT Group Ltd. (b)	3,495	3,425
Backblaze, Inc. Class A (a)(b)	21,047	152,380
BigCommerce Holdings, Inc. (a)	42,950	374,524
Brightcove, Inc. (a)	26,601	65,172
Chindata Group Holdings Ltd. ADR (a)(b)	71,908	605,465
Ciso Global, Inc. (a)(b)	150,235	20,853
CLPS, Inc.	5,050	6,464
Cognizant Technology Solutions Corp. Class A	291,593	20,522,315
Computer Task Group, Inc. (a)	17,316	181,472
Couchbase, Inc. (a)	26,334	517,200
Crexendo, Inc.	15,416	45,323
CSP, Inc.	4,293	107,110
Data Storage Corp. (a)(b)	23,206	75,187
Edgio, Inc. (a)	141,895	65,712
Formula Systems (1985) Ltd. ADR (b)	193	11,397
GDS Holdings Ltd. ADR (a)(b)	50,584	518,486
Grid Dynamics Holdings, Inc. (a)	50,285	637,614
Hackett Group, Inc. (b)	16,264	362,850
Hitek Global, Inc. (b)	15,178	18,365
Hub Cyber Security Ltd. (a)(b)	87,840	20,467
Information Services Group, Inc.	25,958	107,985
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	57,122	249,623
Microalgo, Inc. (a)(b)	34,421	106,361
MongoDB, Inc. Class A (a)	41,031	17,058,228
Okta, Inc. (a)	91,717	6,149,625
Perficient, Inc. (a)	20,170	1,248,120
Rackspace Technology, Inc. (a)(b)	141,850	178,731
Research Solutions, Inc. (a)	4,834	11,988
Taoping, Inc. (a)(b)	374	539
The Glimpse Group, Inc. (a)(b)	3,147	4,060
Thoughtworks Holding, Inc. (a)	189,489	739,007
Tucows, Inc. (a)(b)	6,556	139,053
VeriSign, Inc. (a)	58,932	12,505,370
Vnet Group, Inc. ADR (a)	87,135	243,978
WaveDancer, Inc. (a)(b)	217	545
Wix.com Ltd. (a)	33,238	3,373,657
		82,292,534
Semiconductors & Semiconductor Equipment - 13.7%
ACM Research, Inc. (a)	31,843	529,868
Advanced Micro Devices, Inc. (a)	942,180	114,154,529
AEHR Test Systems (a)(b)	17,343	398,195
Allegro MicroSystems LLC (a)	112,528	3,063,012
Alpha & Omega Semiconductor Ltd. (a)	13,730	293,685
Ambarella, Inc. (a)	22,283	1,308,235
Amkor Technology, Inc.	141,703	3,991,774
Amtech Systems, Inc. (a)	9,588	74,211
Analog Devices, Inc.	290,560	53,282,893
Applied Materials, Inc.	487,978	73,089,345
Arm Holdings Ltd. ADR (b)	55,359	3,404,579
ASML Holding NV (depository receipt)	50,593	34,593,470
Atomera, Inc. (a)(b)	13,904	95,799
Axcelis Technologies, Inc. (a)	19,555	2,430,295
AXT, Inc. (a)	21,623	43,030
Broadcom, Inc.	240,808	222,923,190
Camtek Ltd. (a)(b)	26,420	1,677,142
Canadian Solar, Inc. (a)(b)	37,134	780,928
CEVA, Inc. (a)	12,199	265,450
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	2,859	73,791
Cirrus Logic, Inc. (a)	32,551	2,470,946
Cohu, Inc. (a)	26,895	853,378
Credo Technology Group Holding Ltd. (a)	86,968	1,557,597
CVD Equipment Corp. (a)	4,263	20,377
Diodes, Inc. (a)	25,728	1,708,854
Enphase Energy, Inc. (a)	79,860	8,067,457
Entegris, Inc.	86,588	9,039,787
Everspin Technologies, Inc. (a)(b)	13,033	116,124
First Solar, Inc. (a)	62,479	9,857,937
FormFactor, Inc. (a)	44,661	1,678,360
GlobalFoundries, Inc. (a)(b)	318,150	17,081,474
GSI Technology, Inc. (a)(b)	15,609	43,237
Himax Technologies, Inc. sponsored ADR (b)	60,907	347,779
Ichor Holdings Ltd. (a)	15,188	396,862
Impinj, Inc. (a)	15,788	1,319,719
indie Semiconductor, Inc. (a)(b)	94,906	707,999
Intel Corp.	2,443,051	109,204,380
KLA Corp.	79,689	43,400,223
Kopin Corp. (a)	58,527	88,961
Kulicke & Soffa Industries, Inc.	33,199	1,710,412
Lam Research Corp.	77,254	55,307,684
Lattice Semiconductor Corp. (a)	81,445	4,768,605
MACOM Technology Solutions Holdings, Inc. (a)	41,657	3,498,355
Marvell Technology, Inc.	501,743	27,962,137
Maxeon Solar Technologies Ltd. (a)	30,300	125,139
MaxLinear, Inc. Class A (a)	45,378	849,930
Meta Materials, Inc. (a)(b)	368,454	34,745
Microchip Technology, Inc.	317,104	26,459,158
Micron Technology, Inc.	638,910	48,633,829
MKS Instruments, Inc.	38,511	3,179,083
Monolithic Power Systems, Inc.	27,874	15,295,021
Navitas Semiconductor Corp. (a)(b)	100,637	698,421
Nova Ltd. (a)(b)	16,120	2,073,193
NVE Corp.	2,614	187,345
NVIDIA Corp.	1,440,586	673,762,072
NXP Semiconductors NV	150,053	30,622,816
ON Semiconductor Corp. (a)	251,481	17,938,140
PDF Solutions, Inc. (a)	23,680	710,163
Peraso, Inc. (a)(b)	20,260	3,991
Photronics, Inc. (a)	36,838	778,387
Pixelworks, Inc. (a)	37,111	42,678
POET Technologies, Inc. (a)(b)	6,513	5,731
Power Integrations, Inc. (b)	33,245	2,540,250
Qorvo, Inc. (a)	56,598	5,461,707
Qualcomm, Inc.	650,626	83,963,285
QuickLogic Corp. (a)	8,417	92,503
Rambus, Inc. (a)	64,308	4,351,722
Rigetti Computing, Inc. Class A (a)(b)	83,718	88,741
SEALSQ Corp.	9,346	9,813
SemiLEDs Corp. (a)(b)	4,500	5,490
Semtech Corp. (a)	38,569	631,375
Silicon Laboratories, Inc. (a)(b)	19,443	2,048,709
Silicon Motion Tech Corp. sponsored ADR (b)	19,713	1,159,124
SiTime Corp. (a)	12,831	1,419,109
SkyWater Technology, Inc. (a)	24,142	170,201
Skyworks Solutions, Inc.	91,491	8,868,223
SMART Global Holdings, Inc. (a)	27,141	452,169
SolarEdge Technologies, Inc. (a)	32,995	2,619,143
SPI Energy Co. Ltd. sponsored ADR (a)	11,554	7,279
Synaptics, Inc. (a)	22,741	2,302,299
Syntec Optics Holdings, Inc. Class A (a)	19,932	117,399
Teradyne, Inc.	89,094	8,217,140
Texas Instruments, Inc.	529,946	80,928,054
Tower Semiconductor Ltd. (a)	63,239	1,731,484
Transphorm, Inc. (a)	18,471	57,260
Ultra Clean Holdings, Inc. (a)	25,361	688,298
Universal Display Corp.	27,321	4,622,713
Veeco Instruments, Inc. (a)(b)	30,926	882,319
WISeKey International Holding Ltd. ADR (a)(b)	278	467
		1,852,518,183
Software - 18.3%
8x8, Inc. (a)	66,663	205,989
ACI Worldwide, Inc. (a)	65,286	1,745,748
Adeia, Inc.	62,146	571,122
Adobe, Inc. (a)	265,857	162,441,286
Agilysys, Inc. (a)	14,832	1,276,887
Agora, Inc. ADR (a)(b)	52,617	132,069
Alarm.com Holdings, Inc. (a)(b)	28,485	1,551,863
Alarum Technologies Ltd. ADR (a)(b)	2,487	11,142
Alkami Technology, Inc. (a)	54,588	1,242,969
Allot Ltd. (a)(b)	21,262	28,597
Altair Engineering, Inc. Class A (a)	31,060	2,250,608
American Software, Inc. Class A	20,292	201,500
Amplitude, Inc. (a)	45,610	485,747
ANSYS, Inc. (a)	50,130	14,706,137
AppFolio, Inc. (a)	12,319	2,331,371
Appian Corp. Class A (a)	24,732	896,288
Applied Digital Corp. (a)(b)	67,673	316,033
AppLovin Corp. (a)	153,693	5,760,414
Argo Blockchain PLC ADR (a)(b)	11,953	13,507
Arqit Quantum, Inc. (a)(b)	74,469	36,676
Arteris, Inc. (a)	20,779	114,492
Aspen Technology, Inc. (a)	37,695	7,096,461
Atlassian Corp. PLC (a)	89,362	17,063,674
Auddia, Inc. (a)(b)	4,309	879
AudioEye, Inc. (a)(b)	8,256	35,253
Aurora Innovation, Inc. (a)(b)	669,159	1,465,458
Aurora Mobile Ltd. ADR (a)	47,465	5,240
Authid, Inc. (a)(b)	1,579	14,969
Autodesk, Inc. (a)	124,226	27,134,685
AvePoint, Inc. (a)(b)	117,943	965,953
Aware, Inc. (a)	13,849	22,435
Baijiayun Group Ltd. (a)(b)	5,338	8,701
Beamr Imaging Ltd. (b)	6,540	8,110
Bentley Systems, Inc. Class B	163,015	8,486,561
Bio-Key International, Inc. (a)(b)	10,259	2,206
Bit Digital, Inc. (a)(b)	60,228	155,388
Bit Origin Ltd. (a)(b)	3,285	15,308
Bitdeer Technologies Group (b)	39,508	177,786
Bitfarms Ltd. (a)(b)	175,940	251,594
Blackbaud, Inc. (a)	30,083	2,263,445
BlackLine, Inc. (a)	35,053	2,027,816
Braze, Inc. (a)	38,624	2,122,003
Bridgeline Digital, Inc. (a)(b)	2,527	2,080
BSQUARE Corp. (a)	7,925	15,058
BTCS, Inc. (a)	2,315	2,281
BTCS, Inc. Series V (c)	2,315	0
BYND Cannasoft Enterprises, Inc. (a)	17,355	15,272
Cadence Design Systems, Inc. (a)	158,487	43,309,742
CCC Intelligent Solutions Holdings, Inc. Class A (a)	371,178	4,335,359
Cellebrite DI Ltd. (a)(b)	117,465	992,579
Cerence, Inc. (a)	27,389	473,556
Check Point Software Technologies Ltd. (a)	68,761	10,039,106
Cipher Mining, Inc. (a)(b)	151,613	419,968
Cleanspark, Inc. (a)(b)	94,025	586,716
Cognyte Software Ltd. (a)	57,574	295,355
CommVault Systems, Inc. (a)	24,794	1,824,343
Confluent, Inc. (a)	126,977	2,694,452
Consensus Cloud Solutions, Inc. (a)	11,285	207,870
Crowdstrike Holdings, Inc. (a)	132,196	31,329,130
CXApp, Inc. Class A (a)(b)	8,073	11,060
CyberArk Software Ltd. (a)	24,749	4,931,733
Cyngn, Inc.	12,210	3,172
Datadog, Inc. Class A (a)	174,343	20,323,164
Datasea, Inc. (a)(b)	16,136	2,904
DatChat, Inc. (a)(b)	1,123	2,257
Dave, Inc. (a)(b)	2,237	13,422
Descartes Systems Group, Inc. (a)	46,947	3,804,585
Digihost Technology, Inc. (a)	9,844	14,077
Digimarc Corp. (a)(b)	14,607	487,728
Digital Turbine, Inc. (a)	55,575	258,424
Docebo, Inc. (a)	19,100	852,242
DocuSign, Inc. (a)	115,328	4,970,637
Domo, Inc. Class B (a)	23,964	227,418
Dropbox, Inc. Class A (a)	150,115	4,230,241
Duos Technologies Group, Inc. (a)	2,223	6,758
Ebix, Inc. (b)	17,826	70,234
eGain Communications Corp. (a)	24,943	190,066
Everbridge, Inc. (a)	25,015	509,305
EverCommerce, Inc. (a)	111,483	1,039,022
Expensify, Inc. (a)	37,779	88,025
Five9, Inc. (a)	42,531	3,241,713
Fortinet, Inc. (a)	458,430	24,095,081
Freshworks, Inc. (a)	117,168	2,345,703
Gen Digital, Inc.	373,364	8,243,877
GitLab, Inc. (a)	57,242	2,767,078
Gorilla Technology Group, Inc. (a)(b)	41,258	26,818
Greenidge Generation Holdings, Inc. (a)(b)	4,236	20,248
GSE Systems, Inc. (a)	3,356	11,108
HashiCorp, Inc. (a)	64,938	1,390,972
HeartCore Enterprise, Inc. (a)	12,158	8,511
HIVE Blockchain Technologies Ltd. (a)(b)	46,880	143,922
Hut 8 Mining Corp. (a)(b)	143,401	272,462
Infobird Co. Ltd. (a)(b)	5,659	10,356
Intapp, Inc. (a)	41,088	1,540,800
Intellicheck, Inc. (a)(b)	10,166	19,214
InterDigital, Inc. (b)	15,334	1,532,173
Intrusion, Inc. (a)(b)	42,427	14,319
Intuit, Inc.	163,180	93,250,843
Iris Energy Ltd. (a)(b)	37,849	186,785
Iveda Solutions, Inc. (a)(b)	8,621	6,636
Jamf Holding Corp. (a)(b)	72,024	1,186,235
JFrog Ltd. (a)	59,521	1,605,877
Kaltura, Inc. (a)	70,000	119,700
Karooooo Ltd. (b)	18,693	467,325
LivePerson, Inc. (a)	50,042	142,119
Livevox Holdings, Inc. (a)	69,123	254,373
Magic Software Enterprises Ltd.	31,025	284,499
Manhattan Associates, Inc. (a)	35,661	7,954,186
Marathon Digital Holdings, Inc. (a)(b)	129,453	1,549,552
Marin Software, Inc. (a)(b)	14,390	4,432
Materialise NV ADR (a)(b)	14,271	90,335
Matterport, Inc. (a)(b)	165,002	415,805
Mawson Infrastructure Group, Inc. (a)	5,882	4,170
Mercurity Fintech Holding, Inc. sponsored ADR (a)	25,768	24,222
MicroCloud Hologram, Inc. (a)(b)	28,830	14,415
Microsoft Corp.	4,332,934	1,641,792,022
MicroStrategy, Inc. Class A (a)(b)	7,284	3,629,617
Mitek Systems, Inc. (a)	28,300	319,507
MMTEC, Inc. (a)(b)	62,271	71,612
Monday.com Ltd. (a)(b)	27,957	5,027,787
My Size, Inc. (a)(b)	17,978	12,585
nCino, Inc. (a)	66,185	1,828,692
Near Intelligence, Inc. (a)(b)	77,260	16,634
NetSol Technologies, Inc. (a)	6,495	13,704
Nextnav, Inc. (a)	65,876	260,869
NICE Ltd. sponsored ADR (a)	29,474	5,592,692
Nisun International Enterprise (a)(b)	1,122	3,871
Nutanix, Inc. Class A (a)	141,706	6,106,112
Nvni Group Ltd. (b)	3,381	6,153
Oblong, Inc. (a)	1,687	320
Onespan, Inc. (a)	27,480	275,624
Open Text Corp.	156,333	6,275,207
Opera Ltd. ADR (b)	22,109	245,410
Pagaya Technologies Ltd. Class A (a)(b)	316,374	401,795
Palo Alto Networks, Inc. (a)	178,719	52,738,190
Pegasystems, Inc.	49,771	2,587,097
Phunware, Inc. (a)(b)	56,490	6,564
Porch Group, Inc. Class A (a)(b)	62,174	94,504
Powerbridge Technologies Co. Ltd. (a)(b)	914	759
Progress Software Corp.	24,678	1,329,157
PTC, Inc. (a)	68,994	10,856,896
Qualys, Inc. (a)	21,447	3,964,263
Quantum Computing, Inc. (a)(b)	42,948	38,267
Radcom Ltd. (a)(b)	13,668	107,567
Rapid7, Inc. (a)	35,328	1,913,011
reAlpha Tech Corp.	24,121	82,253
Red Violet, Inc. (a)	8,743	182,904
Rekor Systems, Inc. (a)(b)	49,183	136,237
Remark Holdings, Inc. (a)(b)	7,793	3,974
Rimini Street, Inc. (a)	76,258	239,450
Riot Platforms, Inc. (a)(b)	119,558	1,500,453
Roadzen, Inc. (a)(b)	2,626	12,867
Roper Technologies, Inc.	61,986	33,363,965
SAI.TECH Global Corp. Class A (a)(b)	7,507	6,831
Sapiens International Corp. NV	29,953	770,691
SecureWorks Corp. (a)	11,955	71,491
Semantix, Inc. (a)(b)	43,390	36,838
Sigma Additive Solutions, Inc. (a)(b)	710	2,634
SilverSun Technologies, Inc. (A Shares) (b)	910	3,349
Smith Micro Software, Inc. (a)	26,575	18,058
Soluna Holdings, Inc. (a)(b)	211	663
SoundHound AI, Inc. (a)(b)	124,977	267,451
SoundThinking, Inc. (a)	9,121	203,033
Sphere 3D Corp. (a)(b)	3,243	2,027
Splunk, Inc. (a)	97,457	14,768,634
Sprout Social, Inc. (a)(b)	28,714	1,633,827
SPS Commerce, Inc. (a)	21,018	3,620,981
Stronghold Digital Mining, Inc. Class A (a)(b)	5,648	23,552
Synchronoss Technologies, Inc. (a)	64,975	35,074
Synopsys, Inc. (a)	88,587	48,123,116
T Stamp, Inc. Class A (a)(b)	4,566	7,534
Telos Corp. (a)	43,638	179,352
Tenable Holdings, Inc. (a)	67,662	2,800,530
TeraWulf, Inc. (a)(b)	138,821	161,032
TeraWulf, Inc. rights (a)(c)	946	0
Upland Software, Inc. (a)	21,178	99,960
Urgent.ly, Inc.	1,450	6,351
Varonis Systems, Inc. (a)	63,549	2,662,068
Verb Technology Co., Inc. (a)(b)	1,547	302
Verint Systems, Inc. (a)	35,965	883,660
Veritone, Inc. (a)(b)	20,801	43,058
Vertex, Inc. Class A (a)	36,498	1,024,134
Viant Technology, Inc. (a)	11,166	70,681
WalkMe Ltd. (a)	50,961	500,437
WeTrade Group, Inc. (a)(b)	478	1,439
Workday, Inc. Class A (a)	120,879	32,724,363
Xiao I Corp. ADR (b)	1,841	4,087
Xunlei Ltd. sponsored ADR (a)	24,768	37,400
Zenvia, Inc. (a)	1,673	1,773
ZeroFox Holdings, Inc. (a)	64,920	41,744
Zoom Video Communications, Inc. Class A (a)	148,366	10,063,666
Zscaler, Inc. (a)	85,313	16,851,877
		2,476,261,864
Technology Hardware, Storage & Peripherals - 13.2%
Apple, Inc.	9,118,207	1,732,003,380
Astro-Med, Inc. (a)	3,663	51,648
Boxlight Corp. (a)(b)	4,085	4,330
Canaan, Inc. ADR (a)(b)	124,563	188,090
CompoSecure, Inc. (a)(b)	21,750	108,533
Corsair Gaming, Inc. (a)	62,621	808,437
CPI Card Group (a)(b)	7,134	126,914
Ebang International Holdings, Inc. Class A (a)(b)	1,980	13,009
Immersion Corp.	18,807	121,869
Intevac, Inc. (a)	22,851	85,006
Logitech International SA (b)	93,062	8,161,537
Movano, Inc. (a)	16,621	14,128
Nano Dimension Ltd. ADR (a)(b)	173,079	398,082
NetApp, Inc.	121,209	11,077,291
One Stop Systems, Inc. (a)	8,505	17,520
Quantum Corp. (a)	50,501	15,115
Seagate Technology Holdings PLC	123,353	9,757,222
Socket Mobile, Inc. (a)(b)	1,296	1,866
Sonim Technologies, Inc. (a)(b)	7,078	5,025
Stratasys Ltd. (a)(b)	47,386	523,141
Super Micro Computer, Inc. (a)	30,743	8,407,288
Transact Technologies, Inc. (a)	6,575	44,381
Turtle Beach Corp. (a)	9,366	105,929
Wearable Devices Ltd. (a)(b)	8,376	3,518
Western Digital Corp. (a)	190,290	9,192,910
Xerox Holdings Corp.	104,555	1,462,724
		1,782,698,893
TOTAL INFORMATION TECHNOLOGY		6,400,628,592
MATERIALS - 1.1%
Chemicals - 0.9%
Advanced Emissions Solutions, Inc. (a)(b)	18,182	49,091
Alto Ingredients, Inc. (a)	45,352	110,659
ASP Isotopes, Inc. (b)	27,092	52,017
Balchem Corp.	17,682	2,205,299
Bioceres Crop Solutions Corp. (a)(b)	34,963	426,549
Bon Natural Life Ltd. (a)(b)	4,398	2,194
CN Energy Group, Inc. (a)(b)	8,671	954
Gulf Resources, Inc. (a)(b)	8,302	12,453
Hawkins, Inc.	11,982	736,174
Innospec, Inc.	14,671	1,541,482
Linde PLC	283,672	117,374,963
Loop Industries, Inc. (a)(b)	23,631	82,945
Methanex Corp.	40,908	1,746,363
Northern Technologies International Corp.	5,689	61,726
Origin Materials, Inc. Class A (a)(b)	78,046	53,282
PureCycle Technologies, Inc. (a)(b)	96,800	391,072
Save Foods, Inc. (a)	880	1,672
		124,848,895
Construction Materials - 0.0%
ReTo Eco-Solutions, Inc. (a)(b)	2,244	1,279
Smith-Midland Corp. (a)(b)	2,305	70,510
United States Lime & Minerals, Inc.	3,431	727,406
		799,195
Containers & Packaging - 0.0%
Pactiv Evergreen, Inc.	104,568	1,196,258
TriMas Corp.	23,430	600,511
		1,796,769
Metals & Mining - 0.2%
5E Advanced Materials, Inc. (a)(b)	24,267	49,990
Adamas One Corp. (b)	5,283	2,853
Algoma Steel Group, Inc.	63,553	535,116
American Battery Technology Co. (a)(b)	29,127	126,702
American Lithium Corp. (a)(b)	115,650	130,685
Ascent Industries Co. (a)	7,726	63,276
Atlas Lithium, Corp. (b)	6,971	172,672
Century Aluminum Co. (a)	52,127	409,718
China Natural Resources, Inc. (a)(b)	2,428	4,152
Electra Battery Materials Corp. (a)(b)	16,129	7,608
Ferroglobe PLC (a)	105,632	611,609
Haynes International, Inc.	8,044	394,800
Hongli Group, Inc.	7,458	17,153
Huadi International Group Co. Ltd. (a)(b)	7,169	22,726
Hycroft Mining Holding Corp. (a)(b)	12,539	26,833
ioneer Ltd. ADR (a)(b)	1,836	7,730
IperionX Ltd. ADR (a)(b)	1,555	14,462
Kaiser Aluminum Corp. (b)	9,286	543,045
Largo, Inc. (a)(b)	35,869	74,249
NioCorp Developments Ltd. (a)(b)	26,012	84,539
Olympic Steel, Inc. (b)	7,458	421,601
Perpetua Resources Corp. (a)	34,563	109,219
Piedmont Lithium, Inc. (a)(b)	10,864	281,486
Ramaco Resources, Inc. (b)	27,313	456,127
Ramaco Resources, Inc. Class B (b)	5,462	81,712
Royal Gold, Inc.	37,857	4,610,983
Schnitzer Steel Industries, Inc. Class A	15,466	396,394
Sigma Lithium Corp. (a)(b)	61,025	1,830,140
Snow Lake Resources Ltd. (a)(b)	4,113	2,513
SSR Mining, Inc.	119,238	1,407,008
Steel Dynamics, Inc.	96,361	11,479,486
TMC the metals Co., Inc. (a)(b)	184,173	209,957
U.S. Gold Corp. (a)	1,706	5,681
U.S. GoldMining, Inc. (b)	5,539	42,761
Universal Stainless & Alloy Products, Inc. (a)	7,722	130,502
		24,765,488
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (b)	37,097	355,389
TOTAL MATERIALS		152,565,736
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Creative Media & Community Trust Corp.	12,011	46,122
Diversified Healthcare Trust (SBI)	156,811	366,938
Equinix, Inc.	54,605	44,503,621
Gaming & Leisure Properties	155,291	7,256,748
Gladstone Commercial Corp.	18,518	231,475
Gladstone Land Corp.	24,626	353,383
Global Self Storage, Inc.	5,948	27,182
Host Hotels & Resorts, Inc.	413,894	7,230,728
Industrial Logistics Properties Trust	41,417	140,404
Lamar Advertising Co. Class A	51,271	5,193,240
Medalist Diversified (REIT), Inc. (b)	1,616	8,775
Office Properties Income Trust	37,098	207,007
Phillips Edison & Co., Inc. (b)	66,448	2,341,628
Potlatch Corp.	48,129	2,206,233
Presidio Property Trust, Inc.:
Class A (b)	6,016	5,385
Class A warrants 1/24/27 (a)	6,016	253
Regency Centers Corp.	104,850	6,582,483
Retail Opportunity Investments Corp.	70,063	901,711
Sabra Health Care REIT, Inc.	132,435	1,933,551
SBA Communications Corp. Class A	63,930	15,788,153
Service Properties Trust	102,096	729,986
Sotherly Hotels, Inc. (a)	4,274	5,727
Star Holdings	4,685	57,251
Uniti Group, Inc.	148,827	823,013
Wheeler REIT, Inc. (a)(b)	43,936	16,696
		96,957,693
Real Estate Management & Development - 0.3%
Alset, Inc. (a)	2,169	2,581
Altisource Portfolio Solutions SA (a)(b)	16,656	71,121
Avalon GloboCare Corp. (a)(b)	4,894	2,432
Colliers International Group, Inc. (b)	24,605	2,560,642
Comstock Holding Companies, Inc. (a)	4,017	18,036
CoStar Group, Inc. (a)	237,644	19,733,958
eXp World Holdings, Inc. (b)	88,579	1,072,692
Fathom Holdings, Inc. (a)(b)	9,107	25,135
FirstService Corp.	24,946	3,914,526
Flj Group Ltd. ADR (a)(b)	51,249	5,514
FRP Holdings, Inc. (a)	6,217	342,868
Green Giant, Inc. (a)(b)	20,468	3,750
Gyrodyne LLC (a)	1,080	9,677
InterGroup Corp. (a)	986	21,692
La Rosa Holdings Corp.	4,167	8,167
LuxUrban Hotels, Inc. (a)(b)	22,617	100,419
MDJM Ltd. (a)(b)	4,594	6,156
Newmark Group, Inc.	93,901	772,805
Ohmyhome Ltd.	10,333	18,289
Opendoor Technologies, Inc. (a)	394,272	1,186,759
Redfin Corp. (a)(b)	67,026	467,171
Safe & Green Development Corp. (b)	1,064	2,075
Stratus Properties, Inc. (a)	5,346	150,062
The Real Brokerage, Inc. (a)	67,441	93,743
The RMR Group, Inc.	7,911	188,519
Ucommune International Ltd. (a)(b)	196	723
Zillow Group, Inc.:
Class A (a)	24,951	982,820
Class C (a)(b)	106,070	4,342,506
		36,104,838
TOTAL REAL ESTATE		133,062,531
UTILITIES - 0.8%
Electric Utilities - 0.8%
Alliant Energy Corp.	143,506	7,257,098
American Electric Power Co., Inc.	302,025	24,026,089
Constellation Energy Corp.	187,853	22,737,727
Evergy, Inc.	134,401	6,859,827
Exelon Corp.	578,585	22,281,308
MGE Energy, Inc.	22,451	1,655,761
Otter Tail Corp. (b)	24,265	1,851,662
Via Renewables, Inc. Class A, (b)	3,068	27,919
Xcel Energy, Inc.	324,047	19,715,019
		106,412,410
Gas Utilities - 0.0%
RGC Resources, Inc. (b)	5,446	95,577
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC (b)	70,020	1,331,780
Eco Wave Power Global AB ADR (a)(b)	1,986	3,237
Enlight Renewable Energy Ltd.	66,461	1,144,458
Montauk Renewables, Inc. (a)(b)	85,373	788,847
ReNew Energy Global PLC (a)(b)	156,093	1,005,239
VivoPower International PLC (a)(b)	2,759	4,883
		4,278,444
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	33,939	1,707,471
Water Utilities - 0.0%
Artesian Resources Corp. Class A	6,205	260,920
Cadiz, Inc. (a)(b)	44,599	121,755
Consolidated Water Co., Inc.	10,783	389,158
Global Water Resources, Inc.	13,586	165,749
Middlesex Water Co.	10,755	687,245
Pure Cycle Corp. (a)	13,933	139,330
York Water Co.	8,284	315,455
		2,079,612
TOTAL UTILITIES		114,573,514
TOTAL COMMON STOCKS (Cost $5,918,752,669)		13,463,886,045

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
FAT Brands, Inc.	1,005	15,276
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Imperial Petroleum, Inc.	816	16,165
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (a)(c)	9,776	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $29,165)		31,441

U.S. Treasury Obligations - 0.0%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (f) (Cost $4,938,943)	5,000,000	4,939,496

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (g)	33,677,960	33,684,696
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	356,233,884	356,269,507
TOTAL MONEY MARKET FUNDS (Cost $389,954,203)		389,954,203

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $6,313,674,980)	13,858,811,185
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(342,046,432)
NET ASSETS - 100.0%	13,516,764,753

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	163	Dec 2023	52,112,730	3,003,259	3,003,259

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $762,224 or 0.0% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,489,506.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	19,033,988	909,441,071	894,790,363	2,370,854	-	-	33,684,696	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	468,589,806	1,046,927,282	1,159,247,581	21,318,442	-	-	356,269,507	1.3%
Total	487,623,794	1,956,368,353	2,054,037,944	23,689,296	-	-	389,954,203

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,913,798,832	1,911,448,056	-	2,350,776
Consumer Discretionary	2,016,863,741	2,016,193,716	4,573	665,452
Consumer Staples	537,981,675	537,963,054	-	18,621
Energy	90,547,797	90,547,797	-	-
Financials	534,161,030	533,699,107	-	461,923
Health Care	969,085,774	968,715,627	48,616	321,531
Industrials	600,648,264	600,602,228	-	46,036
Information Technology	6,400,628,592	6,400,628,592	-	-
Materials	152,565,736	152,565,736	-	-
Real Estate	133,062,531	133,062,531	-	-
Utilities	114,573,514	114,573,514	-	-

U.S. Government and Government Agency Obligations	4,939,496	-	4,939,496	-

Money Market Funds	389,954,203	389,954,203	-	-
Total Investments in Securities:	13,858,811,185	13,849,954,161	4,992,685	3,864,339
Derivative Instruments: Assets
Futures Contracts	3,003,259	3,003,259	-	-
Total Assets	3,003,259	3,003,259	-	-
Total Derivative Instruments:	3,003,259	3,003,259	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	3,003,259	0
Total Equity Risk	3,003,259	0
Total Value of Derivatives	3,003,259	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		November 30, 2023

Assets
Investment in securities, at value (including securities loaned of $335,903,313) - See accompanying schedule:
Unaffiliated issuers (cost $5,923,720,777)	$13,468,856,982
Fidelity Central Funds (cost $389,954,203)	389,954,203

Total Investment in Securities (cost $6,313,674,980)		$13,858,811,185
Cash		774,086
Foreign currency held at value (cost $306)		305
Receivable for investments sold		2,509
Receivable for fund shares sold		8,980,765
Dividends receivable		11,452,104
Distributions receivable from Fidelity Central Funds		2,140,650
Prepaid expenses		14,971
Receivable from investment adviser for expense reductions		582,473
Other receivables		162
Total assets		13,882,759,210
Liabilities
Payable for investments purchased	$1,228,274
Payable for fund shares redeemed	4,602,110
Accrued management fee	2,631,308
Payable for daily variation margin on futures contracts	109,049
Other affiliated payables	1,104,712
Other payables and accrued expenses	125,130
Collateral on securities loaned	356,193,874
Total Liabilities		365,994,457
Net Assets		$13,516,764,753
Net Assets consist of:
Paid in capital		$6,017,644,998
Total accumulated earnings (loss)		7,499,119,755
Net Assets		$13,516,764,753
Net Asset Value, offering price and redemption price per share ($13,516,764,753 ÷ 74,558,501 shares)		$181.29
Statement of Operations
		Year ended November 30, 2023
Investment Income
Dividends		$101,133,853
Interest		225,752
Income from Fidelity Central Funds (including $21,318,442 from security lending)		23,689,296
Total Income		125,048,901
Expenses
Management fee	$28,188,738
Transfer agent fees	11,745,308
Accounting fees	100,000
Custodian fees and expenses	173,086
Independent trustees' fees and expenses	67,023
Registration fees	142,496
Audit	82,890
Legal	(1,121,030)
Interest	11,916
Miscellaneous	52,906
Total expenses before reductions	39,443,333
Expense reductions	(6,464,763)
Total expenses after reductions		32,978,570
Net Investment income (loss)		92,070,331
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(29,708,176)
Foreign currency transactions	581
Futures contracts	10,732,914
Total net realized gain (loss)		(18,974,681)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,600,717,433
Assets and liabilities in foreign currencies	4,014
Futures contracts	447,684
Total change in net unrealized appreciation (depreciation)		2,601,169,131
Net gain (loss)		2,582,194,450
Net increase (decrease) in net assets resulting from operations		$2,674,264,781
Statement of Changes in Net Assets

	Year ended November 30, 2023	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$92,070,331	$83,909,292
Net realized gain (loss)	(18,974,681)	(72,368,382)
Change in net unrealized appreciation (depreciation)	2,601,169,131	(3,626,296,386)
Net increase (decrease) in net assets resulting from operations	2,674,264,781	(3,614,755,476)
Distributions to shareholders	(83,603,942)	(66,552,817)

Share transactions
Proceeds from sales of shares	1,864,428,978	2,272,549,827
Reinvestment of distributions	76,959,005	61,977,740
Cost of shares redeemed	(1,678,080,248)	(2,068,342,097)

Net increase (decrease) in net assets resulting from share transactions	263,307,735	266,185,470
Total increase (decrease) in net assets	2,853,968,574	(3,415,122,823)

Net Assets
Beginning of period	10,662,796,179	14,077,919,002
End of period	$13,516,764,753	$10,662,796,179

Other Information
Shares
Sold	11,471,807	13,957,177
Issued in reinvestment of distributions	589,951	312,168
Redeemed	(10,671,346)	(12,859,134)
Net increase (decrease)	1,390,412	1,410,211

Financial Highlights
Fidelity® Nasdaq Composite Index® Fund

Years ended November 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$145.73	$196.19	$154.09	$113.58	$96.86
Income from Investment Operations
Net investment income (loss) A,B	1.26	1.16	1.00	1.04	1.12
Net realized and unrealized gain (loss)	35.46	(50.70)	42.19	44.44	17.26
Total from investment operations	36.72	(49.54)	43.19	45.48	18.38
Distributions from net investment income	(1.16)	(.92)	(1.09)	(1.11) C	(.81)
Distributions from net realized gain	-	-	-	(3.86) C	(.85)
Total distributions	(1.16)	(.92)	(1.09)	(4.97)	(1.66)
Net asset value, end of period	$181.29	$145.73	$196.19	$154.09	$113.58
Total Return D	25.51%	(25.37)%	28.18%	41.63%	19.55%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.34%	.36%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.28%	.31%	.29%	.29%	.29%
Expenses net of all reductions	.28%	.31%	.29%	.29%	.29%
Net investment income (loss)	.78%	.73%	.56%	.84%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$13,516,765	$10,662,796	$14,077,919	$10,165,899	$7,154,288
Portfolio turnover rate G	5%	4%	7%	17%	6%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended November 30, 2023

1. Organization.
Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends . Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,336,079,301
Gross unrealized depreciation	(818,905,242)
Net unrealized appreciation (depreciation)	$7,517,174,059
Tax Cost	$6,341,637,126

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$83,749,568
Capital loss carryforward	$(100,079,335)
Net unrealized appreciation (depreciation) on securities and other investments	$7,515,449,522

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(100,079,335)

The tax character of distributions paid was as follows:

	November 30, 2023	November 30, 2022
Ordinary Income	$83,603,942	$66,552,817

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Nasdaq Composite Index Fund	950,023,150	547,127,435

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is $100,000 on an annual basis. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Nasdaq Composite Index Fund	-A

A Amount represents less than .005%.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Nasdaq Composite Index Fund	Borrower	$ 32,955,667	4.34%	$11,916

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Nasdaq Composite Index Fund	$20,327

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Nasdaq Composite Index Fund	$2,234,246	$ 994,040	$3,585,366

9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .29% of average net assets. This reimbursement will remain in place through March 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $6,449,444.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $15,319.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity NASDAQ Composite Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity NASDAQ Composite Index Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of November 30, 2023, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
January 16, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 322 funds. Mr. Chiel oversees 192 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is General Counsel (2012-present) and Head of Legal, Risk and Compliance (2022-present). Mr Chiel serves as Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present) and Director and President for OH Company LLC (holding company, 2018-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Bettina Doulton (1964)
Year of Election or Appointment: 2021
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present) and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2020
Trustee
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupation
Vijay C. Advani (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Mr. Advani also serves as Trustee or Member of the Advisory Board of other funds. Previously, Mr. Advani served as Executive Chairman (2020-2022), Chief Executive Officer (2017-2020) and Chief Operating Officer (2016-2017) of Nuveen (global investment manager). He also served in various capacities at Franklin Resources (global investment manager), including Co-President (2015-2016), Executive Vice President, Global Advisory Services (2008-2015), Head of Global Retail Distribution (2005-2008), Executive Managing Director, International Retail Development (2002-2005), Managing Director, Product Developments, Sales & Marketing, Asia, Eastern Europe and Africa (2000-2002) and President, Templeton Asset Management India (1995-2000). Mr. Advani also served as Senior Investment Officer of International Finance Corporation (private equity and venture capital arm of The World Bank, 1984-1995). Mr. Advani is Chairman Emeritus of the U.S. India Business Council (2018-present), a Director of The Global Impact Investing Network (2019-present), a Director of LOK Capital (Mauritius) (2022-present), a member of the Advisory Council of LOK Capital (2022-present), a Senior Advisor of Neuberger Berman (2021-present), a Senior Advisor of Seviora Holdings Pte. Ltd (Temasek-Singapore) (2021-present), a Director of Seviora Capital (Singapore) (2021-present) and an Advisor of EQUIAM (2021-present). Mr. Advani formerly served as a member of the Board of BowX Acquisition Corp. (special purpose acquisition company, 2020-2021), a member of the Board of Intellecap (advisory arm of The Aavishkaar Group, 2018-2020), a member of the Board of Nuveen Investments, Inc. (2017-2020) and a member of the Board of Docusign (software, 2016-2019).
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Karen B. Peetz (1955)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Peetz also serves as a Member of the Advisory Board of other funds. Previously, Ms. Peetz served as Chief Administration Officer (2020-2023) of Citigroup Inc. (a diversified financial service company). She also served in various capacities at Bank of New York Mellon Corporation, including President (2013-2016), Vice Chairman, Senior Executive Vice President and Chief Executive Officer of Financial Markets & Treasury Services (2010-2013), Senior Executive Vice President and Chief Executive Officer of Global Corporate Trust (2003-2008), Senior Vice President and Division Manager of Global Payments & Trade Services (2002-2003) and Senior Vice President and Division Manager of Domestic Corporate Trust (1998-2002). Ms. Peetz also served in various capacities at Chase Manhattan Corporation (1982-1998), including Senior Vice President and Manager of Corporate Trust International Business (1996-1998), Managing Director and Manager of Corporate Trust Services (1994-1996) and Managing Director and Group Manager of Financial Institution Sales (1990-1993). Ms. Peetz currently serves as Chair of Amherst Holdings Advisory Council (2018-present), Trustee of Johns Hopkins University (2016-present), Chair of the Carey Business School Advisory Council, Member of the Johns Hopkins Medicine Board and Finance Committee and Chair of the Lyme and Tick Related Disease Institute Advisory Council. Ms. Peetz previously served as a member of the Board of Guardian Life Insurance Company of America (2019-2023), a member of the Board of Trane Technologies (2018-2022), a member of the Board of Wells Fargo Corp. (2017-2019), a member of the Board of SunCoke Energy Inc. (2012-2016), a member of the Board of Private Export Funding Corporation (2010-2016) and as a Trustee of Penn State University (2010-2014) and the United Way of New York City (2008-2010).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Vice President, Treasurer, or Assistant Treasurer of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. Mr. Coffey is a Senior Vice President, Deputy General Counsel (2010-present) and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, or Senior Vice President of certain Fidelity entities and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Mr. Cohen serves as Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019) and Head of Global Equity Research (2016-2018).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance (2020-present) and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present) and Ballyrock Investment Advisors LLC (2023-present). Previously, Mr. Pogorelec served as a Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2023 to November 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period- C June 1, 2023 to November 30, 2023

Fidelity® Nasdaq Composite Index® Fund	.29%
Actual		$ 1,000	$ 1,107.60	$ 1.53
Hypothetical-B		$ 1,000	$ 1,023.61	$ 1.47

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.25% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $474,873 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 96% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Nasdaq Composite Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable, in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools, and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate, which covers certain expenses beyond portfolio management, as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2022 and above the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked above the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and above the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board considered that the fund's investment strategy is more specialized than most funds in its mapped group, which do not track the same index as the fund. When compared to a subset of funds in the mapped group that track the Nasdaq 100 (comprising 100 of the largest non-financial stocks in the Nasdaq Composite), the fund's management fee and total expense ratio are below the respective competitive median. The Board also considered that the fund's management fee covers expenses beyond portfolio management and the competitor funds within the subset have management fees that only cover portfolio management expenses.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.29% through March 31, 2024.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.795539.120
EIF-ANN-0124

Item 2.

Code of Ethics

As of the end of the period, November 30, 2023, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Nasdaq Composite Index Fund (the “Fund”):

Services Billed by Deloitte Entities

November 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Fund	$62,700	$-	$9,800	$1,600

November 30, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Fund	$62,100	$-	$9,300	$1,400

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management

& Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	November 30, 2023A	November 30, 2022A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2023A	November 30, 2022A
Deloitte Entities	$254,000	$468,300

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 22, 2024